Goldman Sachs Dynamic California Municipal Income ETF
Schedule of Investments
May 31, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds - 98.3%
American Samoa - 0.7%
American Samoa Economic Development Authority General RB
Series 2025B (Ba3/NR)
$ 1,185,000 5.250%
(a)
09/01/2045
$ 1,197,962
a a
California - 85.8%
Airport Commission of The City & County of San Francisco
San Francisco International Airport Second Series Revenue
Refunding Bonds Series 2024A (Aa3/NR)
515,000 5.250
05/01/2044
555,933
Airport Commission of The City and County of San Francisco
International Airport Second Series Refunding RB Series
2020A (AMT) (Aa3/AA-)
130,000 5.000
05/01/2037
136,757
Airport Commission of The City and County of San Francisco
International Airport Second Series Revenue Refunding Bonds
Series 2024A (Aa3/NR)
125,000 5.250
05/01/2040
138,347
Airport Commission of The City and County of San Francisco
San Francisco International Airport Second Series RB Series
2018D (AMT) (Aa3/AA-)
1,000,000 5.000
05/01/2048
1,004,682
Alameda Corridor Transportation Authority Convertible Capital
Appreciation Bonds Series 2022A (A3/A-)
1,000,000 0.000
(b)
10/01/2048
591,241
Alvord Unified School District GO Bonds Capital Appreciation for
2007 Election Series 2007 B (AG) (A1/AA)
640,000 0.000
(c)
08/01/2036
432,848
Amador Water Agency Revenue Certificates of Participation Series
2024A (Aa3/NR)
100,000 5.000
06/01/2026
100,000
Amador Water Agency Water Revenue Refunding Bonds Series
2026A (AG) (A1/AA)
300,000 5.000
12/01/2030
327,824
Antioch Unified School District Contra Costa County California
GO Bonds Election of 2024 Series A (AGC) (NR/AA)
100,000 5.000
08/01/2041
108,621
Atwater Wastewater RB Refunding Series 2017 A (AG) (NR/AA)
1,000,000 5.000
05/01/2040
1,012,559
Bakersfield City School District California GO Bonds Election of
2016 2022 Series C (BAM) (Aa3/AA)
120,000 3.000
11/01/2051
89,308
Bay Area Toll Authority Bridge RB 2021 Series D (Aa3/AA)
(SIFMA Municipal Swap Index Yield + 0.30%)
500,000 1.870
(d)(e)
04/01/2056
498,360
Bay Area Toll Authority Bridge RB 2021 Series E (Aa3/AA)
(SIFMA Municipal Swap Index Yield + 0.41%)
350,000 1.980
(d)(e)
04/01/2056
347,747
Bay Area Toll Authority San Francisco Bay Area Subordinate Toll
Bridge RB 2019 Series S-8 (A1/AA-)
100,000 3.000
04/01/2054
72,998
Bay Area Toll Authority Series 2026 A (Term Rate) (NR/AA)
500,000 5.000
(d)(f)
04/01/2061
567,301
Beaumont Community Facilities District No. 2016-2 Special Tax
Series 2019 (NR/NR)
275,000 4.000
09/01/2031
276,558
290,000 4.000
09/01/2032
291,431
300,000 5.000
09/01/2033
306,166
215,000 5.000
09/01/2034
219,233
330,000 5.000
09/01/2035
336,164
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
Beaumont Public Improvement Authority Local Agency Revenue
Refunding Bonds Series 2025 (AG) (NR/AA)
$ 150,000 5.000%
09/01/2036
$ 170,935
Brawley Elementary School District Imperial County California
2025 GO Bond Anticipation Notes Series A (NR/A+)
200,000 0.000
(c)
08/01/2029
181,076
Burbank-Glendale-Pasadena Airport Authority Airport Senior RB
2024 Series B (AMT) (A2/A)
625,000 5.250
07/01/2054
648,830
Burbank-Pasadena-Glendale Airport Authority Airport Senior RB
2026 Series B (AMT) (AG) (A1/AA)
1,500,000 5.250
07/01/2046
1,615,489
California Community Choice Financing Authority Clean Energy
Project RB Series 2023B (A1/NR)
120,000 5.000
(d)(f)
07/01/2053
125,410
California Community Choice Financing Authority Clean Energy
Project RB Series 2024A (A1/NR)
1,345,000 5.000
(d)(f)
05/01/2054
1,427,205
California Community Choice Financing Authority Clean Energy
Project RB Series 2024D (Aa1/NR)
300,000 5.000
(d)(f)
02/01/2055
325,004
California Community Choice Financing Authority Clean Energy
Project RB Series 2024E (Green Bonds) (A1/NR)
100,000 5.000
(d)(f)
02/01/2055
106,320
California Community Choice Financing Authority Clean Energy
Project RB Series 2026A-1 (A1/NR)
430,000 5.000
(d)(f)
04/01/2056
464,688
California Community Choice Financing Authority Clean Energy
Project RB Series 2026B (Green Bonds) (Baa1/NR)
500,000 5.000
03/01/2036
525,894
California Community Choice Financing Authority Clean Energy
Project RB Term Rate Green Bonds Series 2024F (Aa3/NR)
1,050,000 5.000
(d)(f)
02/01/2055
1,118,364
California Community Choice Financing Authority Series 2021B-2
(A1/NR)
170,000 2.020
(d)(e)
02/01/2052
162,824
California County Tobacco Securitization Agency RB Refunding
Series 2020 B-1 (NR/BBB+)
305,000 5.000
06/01/2049
305,000
California Enterprise Development Authority RB for Provident
Group-SDSU Properties LLC - M@College Project Series
2020 A (Baa3/NR)
575,000 5.000
08/01/2040
592,567
California Enterprise Development Authority RB Milken
Community School Project Series 2026B (NR/BBB+)
350,000 5.000
07/01/2036
394,517
California Enterprise Development Authority Student Housing RR
Bonds for Provident Group - Pomona Properties L.L.C. Project
Series 2024A (Baa3/NR)
650,000 5.000
01/15/2039
687,879
California Health Facilities Financing Authority Cedars-Sinai
Medical Center Refunding RB Series 2016B (Aa3/NR)
960,000 4.000
08/15/2039
959,962
California Health Facilities Financing Authority RB Adventist
Health System West Series 2024A (NR/BBB+)
520,000 5.000
12/01/2028
544,830
590,000 5.250
12/01/2041
634,678

Goldman Sachs Dynamic California Municipal Income ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
California Health Facilities Financing Authority RB Adventist
Health System/West Series 2024A (NR/BBB+)
$ 100,000 5.000%
12/01/2036
$ 109,012
California Health Facilities Financing Authority RB Cedars-Sinai
Health System Series 2021A (AG-CR) (Aa3/AA)
190,000 3.000
08/15/2051
145,700
California Health Facilities Financing Authority RB Cedars-Sinai
Health System Series 2021A (Aa3/AA-)
1,200,000 4.000
08/15/2048
1,144,819
California Health Facilities Financing Authority RB Children'S
Hospital of Orange County Series 2024B (NR/AA)
110,000 5.000
(d)(f)
11/01/2054
121,170
California Health Facilities Financing Authority RB Commonspirit
Health Series 2020A (A3/A-)
190,000 3.000
04/01/2044
166,203
California Health Facilities Financing Authority RB Commonspirit
Health Series 2024A (A3/A-)
100,000 5.000
12/01/2030
109,260
855,000 5.000
12/01/2034
965,855
215,000 5.000
12/01/2042
233,073
155,000 5.000
12/01/2044
165,931
500,000 5.250
12/01/2049
528,501
California Health Facilities Financing Authority RB El Camino
Hospital Series 2017 (Aa3/AA)
500,000 5.000
02/01/2042
506,371
California Health Facilities Financing Authority RB for Lucile
Salter Packard Children's Hospital Series 2017 A (A1/A+)
1,000,000 5.000
11/15/2042
1,016,677
California Health Facilities Financing Authority RB for Providence
Health & Services Series 2014B (A3/A)
1,000,000 5.000
10/01/2044
1,000,580
California Health Facilities Financing Authority RB Scripps Health
Series 2024B (NR/AA-)
100,000 5.000
(d)(f)
11/15/2061
109,689
California Health Facilities Financing Authority RB Sutter Health
Series 2018A (A1/A+)
125,000 5.000
11/15/2027
129,626
California Health Facilities Financing Authority Refunding RB
Adventist Health System West Series 2016A (NR/BBB+)
185,000 4.000
03/01/2039
178,039
California Health Facilities Financing Authority Refunding RB
Adventist Health System/West Series 2016A (NR/BBB+)
690,000 3.000
03/01/2039
591,721
California Health Facilities Financing Authority Refunding RB
Sutter Health Series 2016B (A1/A+)
345,000 4.000
11/15/2041
342,246
California Health Facilitiess Financing Authority Variable Rate RB
Providence St Joseph Health Obligated Group 2009D (A3/A)
210,000 5.000
07/01/2031
232,190
California Housing Finance Agency Limited Obligation
Multifamily Housing RB 300 De Haro 2025 Issue P (Aa1/NR)
1,025,000 3.250
(d)(f)
06/01/2055
1,027,383
California Housing Finance Agency Limited Obligation
Multifamily Housing RB Creekside Commons 2026 Issue C-1
(Tax Exempt) (Aa1/NR)
500,000 2.950
(d)(f)
11/01/2056
500,307
California Housing Finance Agency Limited Obligation
Multifamily Housing RB Sutter Street 2025 Issue D (Aa1/NR)
1,000,000 2.750
(d)(f)
11/01/2029
994,640
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
California Infrastructure & Economic Development Bank RB
Series A (A3/A-)
$ 720,000 4.000%
05/01/2039
$ 726,916
California Infrastructure and Economic Development Bank RB Bay
Area Toll Authority Series 2003 A (FGIC) (#Aa1/AA+)
130,000 5.000
(g)
01/01/2028
135,081
California Infrastructure and Economic Development Bank
Refunding RB (A3/A-)
385,000 5.000
(g)
11/01/2026
389,090
California Infrastructure and Economic Development Bank
Refunding RB Los Angeles County Museum of Art Project
Series 2026 (A3/NR)
1,000,000 3.250
06/01/2033
1,004,130
California Infrastructure and Economic Development Bank
Refunding RB Preforming Arts Center of Los Angeles County
Series 2020 (A3/A)
250,000 5.000
12/01/2041
263,691
California Infrastructure and Economic Development Bank
Refunding RB Segerstrom Center for The Arts Series 2024
(NR/A-)
100,000 5.000
01/01/2032
110,685
California Infrastructure and Economic Development Bank
Revenue Refunding Bonds Segerstrom Center For The Arts
Series 2017 (NR/A-)
100,000 5.000
01/01/2028
103,503
California Municipal Finance Authority Claremont Graduate
University Refunding RB Series 2020B (NR/NR)
430,000 5.000
(a)
10/01/2034
440,500
California Municipal Finance Authority Community Facilities
District No. 2021-13 City of Lincoln - Esplanade At Turkey
Creek Special Tax Bonds Series 2025 (NR/NR)
150,000 5.000
09/01/2055
150,691
California Municipal Finance Authority Linxs Apm Project Senior
Lien RB Series 2018A (NR/NR)
100,000 5.000
12/31/2034
102,820
California Municipal Finance Authority Linxs Apm Project Senior
Lien RB, Series 2018A (NR/NR)
100,000 5.000
06/30/2031
103,414
California Municipal Finance Authority Multifamily Housing RB
Asteria Flats 2026 Series A (Aa1/NR)
2,000,000 3.000
(d)(f)(h)
06/01/2045
2,001,584
California Municipal Finance Authority Multifamily Housing RB
El Camino Real Multifamily Series 2026 (Aa1/NR)
1,500,000 2.500
(d)(f)
03/01/2046
1,477,840
California Municipal Finance Authority Multifamily Housing RB
Montecito Village 2025 Series A (FNMA COLL) (Aa1/NR)
100,000 4.700
07/01/2041
104,373
California Municipal Finance Authority Multifamily Housing RB
Oaks on Balboa, Series 2025 A-1 (Aa1/NR)
100,000 3.150
(d)(f)
08/01/2059
100,295
California Municipal Finance Authority Multifamily Housing RB
Palmdale Family Apartments 2025 Series A-1 (Aa1/NR)
1,000,000 2.950
(d)(f)
01/01/2056
1,000,557
California Municipal Finance Authority Multifamily Housing RB
Zenith On 25Th 2026 Series A (Aa1/NR)
1,000,000 3.000
(d)(f)
06/01/2045
1,004,119
California Municipal Finance Authority RB Community Health
Centers of The Central Coast Inc. Series 2025A (NR/NR)
250,000 5.000
12/01/2032
269,413

Goldman Sachs Dynamic California Municipal Income ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
California Municipal Finance Authority RB Community
Health Centers of The Central Coast Inc. Series 2025A
(NR/NR) – (continued)
$ 250,000 5.000%
12/01/2033
$ 270,710
250,000 5.000
12/01/2034
271,552
California Municipal Finance Authority RB Community Health
Centers of The Central Coast, Inc. Series 2025A (NR/NR)
250,000 5.000
12/01/2035
271,885
California Municipal Finance Authority RB Emerson College Issue
Series 2017B (Baa2/BBB+)
240,000 5.000
01/01/2033
245,311
California Municipal Finance Authority RB for Community
Medical Centers Series 2017 A (Baa1/BBB+)
1,150,000 5.000
02/01/2035
1,158,990
California Municipal Finance Authority RB for The Learning
Choice Academy Series 2021 A (NR/BBB-)
675,000 4.000
07/01/2031
676,036
355,000 4.000
07/01/2051
288,429
250,000 4.000
07/01/2055
197,699
California Municipal Finance Authority RB Gateways Hospital and
Mental Health Centers Series 2026A (Tax Exempt) (NR/NR)
675,000 5.000
09/01/2046
683,029
California Municipal Finance Authority RB Refunding for
California Lutheran University Series 2018 (Baa2/NR)
225,000 5.000
10/01/2031
232,413
250,000 5.000
10/01/2034
256,511
300,000 5.000
10/01/2037
306,421
300,000 5.000
10/01/2038
305,931
California Municipal Finance Authority RB Sfmta
Potrero Yard Modernization Project Series 2026B
(Tax-Exempt Milestone Bonds) (A2/NR)
1,000,000 5.000
06/30/2032
1,076,696
California Municipal Finance Authority Refunding RB PRS-
California Obligated Group Projects Series 2024A Tax-Exempt
(NR/NR)
100,000 5.000
04/01/2044
104,747
California Municipal Finance Authority Revenue Refunding Bonds
Series 2025A (NR/NR)
1,000,000 5.000
10/01/2036
1,076,598
California Municipal Finance Authority Senior Lien RB for Linxs
APM Project Series 2018A (NR/NR)
500,000 5.000
12/31/2043
507,001
California Municipal Finance Authority Solid Waste Disposal
RB Republic Services Inc. Project Series 2021B
(NR/A-/A-2) (PUTABLE)
1,000,000 3.250
(d)(f)
07/01/2051
999,967
California Municipal Finance Authority Solid Waste Disposal
RB Waste Management Inc. Project Series 2020
(NR/A-/A-2) (PUTABLE)
500,000 2.875
(d)(f)(h)
10/01/2045
500,000
California Municipal Finance Authority Solid Waste Disposal RB
Waste Management, Inc. Project Series 2024B (NR/A-/A-2)
300,000 3.375
(d)(f)
09/01/2050
299,656
California Municipal Finance Authority Special Facility RB For
United Airlines International Airport Project Series 2019
(NR/BB+)
1,000,000 4.000
07/15/2029
1,008,677
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
California Municipal Finance Authority Student Housing RB for
Bowles Hall Foundation Series 2015 A (Baa3/NR)
$ 400,000 5.000%
06/01/2035
$ 400,293
California Pollution Control Financing Authority RB San Jose
Water Company Project Series 2016 (NR/A)
100,000 4.750
11/01/2046
100,026
California Pollution Control Financing Authority Water Furnishing
RB for Poseidon Resources Desalination Project Series 2023
(Baa2/NR)
250,000 5.000
(a)
07/01/2037
268,795
California Pollution Control Financing Authority Water Furnishing
RB for Poseidon Resources LP Desalination Project Series
2012 (AMT) (Baa2/NR)
1,500,000 5.000
(a)
11/21/2045
1,500,166
California Pollution Control Financing Authority Water Furnishing
RB Refunding for San Diego County Water Desalination
Project Series 2019 (Baa2/NR)
1,090,000 5.000
(a)
07/01/2029
1,119,946
California Public Finance Authority California Tax Increment RB
Fontana Jurupa Hills Project 2025A (AG) (NR/AA)
200,000 5.000
09/01/2033
228,206
California Public Finance Authority Health Care Facilities RB
Series 2025A (Baa1/NR)
100,000 5.000
11/01/2054
101,209
California Public Finance Authority RB Henry Mayo Newhall
Hospital Series 2021A (Fixed Mode) (NR/BBB)
360,000 4.000
10/15/2028
364,873
California Public Finance Authority RB Henry Mayo Newhall
Hospital Series 2021B (NR/BBB)
680,000 4.000
(d)(f)
10/15/2051
663,617
California School Finance Authority Charter School RB Classical
Academies Project Series 2020A (NR/BBB-)
120,000 3.000
(a)
10/01/2030
115,944
California School Finance Authority Charter School RB for
Envision Education – Obligated Group Series 2024A
(NR/BB+)
720,000 5.000
(a)
06/01/2034
743,174
California School Finance Authority Charter School RB Hawking
Steam Charter School Project Series 2022 (NR/BB+)
1,000,000 5.000
(a)
07/01/2042
1,010,634
California School Finance Authority Charter School RB Larchmont
Charter School Project Series 2026 (NR/BB+)
295,000 5.750
(a)
06/01/2046
307,168
California School Finance Authority RB for Classical Academy
Obligated Group Series 2020 A (NR/BBB-)
500,000 5.000
(a)
10/01/2040
504,398
California School Finance Authority RB for Classical Academy
Obligated Group Series 2021 A (NR/BBB-)
240,000 3.000
(a)
10/01/2031
229,405
California School Finance Authority RB for Fenton Charter Public
Schools Series 2020 A (NR/BB+)
500,000 5.000
(a)
07/01/2040
500,157
California School Finance Authority School Facility RB Value
Schools Series 2020A (NR/BBB-)
220,000 3.250
(a)
07/01/2030
215,006
California School Finance Authority School Facility Refunding RB
Value Schools Series 2023A (ST INTERCEPT) (NR/BBB-)
545,000 5.000
(a)
07/01/2040
557,116

Goldman Sachs Dynamic California Municipal Income ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
California State GO Refunding Bonds 2007 (AG) (Aa2/AA)
$ 1,000,000 5.250%
08/01/2032
$ 1,126,783
California Statewide Communities Development Authorit RB John
Muir Health Series 2016A (A2/A)
1,000,000 5.000
08/15/2051
1,000,163
California Statewide Communities Development Authority
Community Facilities District No. 2023-08 San Juan Oaks
Improvement Area No. 1 Special Tax Bonds Series 2025
(NR/NR)
550,000 5.000
09/01/2040
576,162
California Statewide Communities Development Authority
Infrastructure Program RB for Pacific Highlands Ranch Series
2019 (NR/NR)
875,000 5.000
09/02/2034
906,679
595,000 5.000
09/02/2039
609,181
California Statewide Communities Development Authority Kaiser
Permanente RB Series 2004J (NR/AA-) (PUTABLE)
200,000 5.000
(d)(f)
04/01/2036
215,455
California Statewide Communities Development Authority
Kaiser Permanente RB Series 2009C Sub-Series C-3
(NR/AA-) (PUTABLE)
125,000 5.000
(d)(f)
04/01/2045
134,659
California Statewide Communities Development Authority Open
Pace Property Assessed Clean Energy Limited Obligation
Improvement Bonds Series 2026 Greenrock Hr Ontario Hotel
Project (Tax-Exempt) (NR/NR)
585,000 5.125
(a)
09/02/2048
592,632
California Statewide Communities Development Authority RB
Adventist Health System West Series 2018A (NR/BBB+)
590,000 3.500
03/01/2038
539,973
California Statewide Communities Development Authority RB
for Loma Linda University Medical Center Series 2016A
(NR/BB+)
500,000 5.000
(a)
12/01/2046
500,023
California Statewide Communities Development Authority RB
for Marin General Hospital Obligated Group Series 2018 A
(NR/BBB)
300,000 5.000
08/01/2029
308,231
California Statewide Communities Development Authority RB
Front Porch Communities and Services Series 2017A (NR/A-)
225,000 5.000
04/01/2047
225,385
California Statewide Communities Development Authority RB
Green Bonds for Marin General Hospital Series 2018A
(NR/BBB)
65,000 5.000
08/01/2028
66,813
California Statewide Communities Development Authority RB
John Muir Health Series 2024A (NR/A)
1,000,000 5.000
12/01/2041
1,111,895
California Statewide Communities Development Authority RB
Refunding for Front Porch Communities & Services Series
2017 A (NR/A-)
460,000 5.000
04/01/2030
466,303
135,000 5.000
04/01/2031
136,799
385,000 4.000
04/01/2032
386,806
California Statewide Communities Development Authority RB
Refunding for Loma Linda University Medical Center Series
2014 A (NR/BB+)
350,000 5.500
12/01/2054
350,075
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
California Statewide Communities Development Authority Special
Assessment Bond Series 2020 (NR/NR)
$ 915,000 4.000%
09/02/2028
$ 918,733
California Statewide Communities Development Authority
Statewide Community Infrastructure Program Series 2025C-2
(NR/BBB-)
215,000 4.250
09/02/2040
215,823
230,000 4.250
09/02/2041
229,760
California Statewide Communities Development Authority Student
Housing RB for University of California Irvine East Campus
Apartments, Phase IV-A CHF-Irvine, LLC Series 2017
(Baa1/NR)
975,000 5.000
05/15/2042
982,780
California Statewide Communities Development Authority Student
Housing Refunding RB for University of California Irvine East
Campus Apartments Series 2016 (Baa1/NR)
500,000 5.000
05/15/2040
500,480
Carlsbad Unified School District San Diego County California
Election of 2018 GO Bonds Series B (NR/AA)
215,000 3.000
08/01/2046
173,315
City & County of San Francisco Community Facilities District No.
2016-1 Special Tax Bonds Series 2021 (NR/NR)
1,000,000 4.000
09/01/2041
934,818
City and County of San Francisco Infrastructure and Revitalization
Financing District No. 1 Treasure Island Tax Increment RB
Series 2025A (NR/NR)
1,200,000 5.000
(a)
09/01/2035
1,263,847
City and County of San Francisco Multifamily Housing RB
Sunnydale Hope SF Block 9 Series 2025B-2 (Aa1/NR)
250,000 3.350
(d)(f)
08/01/2029
252,842
City of Chino CA Community Facilities District No. 2003-3
Special Tax for Improvement Area No. 7 Series 2020 (NR/NR)
1,275,000 4.000
09/01/2032
1,297,435
City of Glendale California Electric RB 2025 Series (Aa3/NR)
1,250,000 5.000
02/01/2049
1,318,797
1,000,000 5.000
02/01/2055
1,039,421
City of Glendale California Electric RB, 2024 Series (NR/A+)
140,000 5.000
02/01/2039
155,255
City of Indio Community Facilities District No. 2004-3 Terra
Lago Improvement Area No. 1 California 2026 Special Tax
Refunding Bonds (AG) (NR/AA)
250,000 5.000
09/01/2033
282,633
250,000 5.000
09/01/2034
285,040
250,000 5.000
09/01/2035
287,153
City of Los Angeles Department of Airports International Airport
Series RB 2022 Series G (AMT) (Aa2/AA)
750,000 5.000
05/15/2028
781,598
City of Newport Beach Assessment District No. 124 Limited
Obligation Improvement Bonds 2023 Series A (NR/NR)
725,000 5.000
09/02/2043
757,317
City of Palm Desert Community Facilities District No. 2005-1
University Park California Special Tax Refunding Bonds
Series 2021A (NR/NR)
190,000 4.000
09/01/2030
194,411
215,000 4.000
09/01/2033
218,518
250,000 4.000
09/01/2036
251,201
City of Palm Desert Section 29 Assessment District No. 2004-02
Special Assessment Refunding Bonds Series 2021 (NR/NR)
155,000 4.000
09/02/2026
155,276

Goldman Sachs Dynamic California Municipal Income ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
City of Palm Desert Section 29 Assessment District No. 2004-
02 Special Assessment Refunding Bonds Series 2021
(NR/NR) – (continued)
$ 700,000 4.000%
09/02/2031
$ 716,314
1,100,000 4.000
09/02/2037
1,096,833
City of Sacramento California Water RB Series 2017 (NR/AA)
1,000,000 5.250
09/01/2047
1,016,128
City of Sacramento Railyards Community Facilities District
No. 2018-01 Improvements Special Tax Bonds Series 2022
(NR/NR)
600,000 5.375
(a)
09/01/2052
600,927
City of San Jose California GO Bonds Disaster Preparedness
Public Safety and Infrastructure Series 2025A (Aa1/AA+)
1,000,000 5.000
09/01/2055
1,056,491
City of Tulare California Sewer Revenue Refunding Bonds, Series
2015 (AG) (A1/AA)
870,000 5.000
11/15/2033
871,414
City of Vernon Electric System RB 2021 Series A (A3/A-)
100,000 5.000
04/01/2028
103,227
Community Facilities District No. 1997-1 Schools Infrastructure
Financing Agency County of Stanislaus State of California
Special Tax Bonds Series 2025 (AG) (NR/AA)
150,000 5.000
09/01/2045
161,854
Community Facilities District No. 2020-2 Countryview of The
Romoland School District Improvement Area No. 1 Series
2025 Special Tax Bonds (NR/NR)
100,000 5.000
09/01/2040
105,605
Community Facilities District No. 2021-1 of The Temecula Valley
Unified School District Special Tax Bonds Series 2024
(NR/NR)
100,000 5.000
09/01/2049
100,524
Community Facilities District No. 2023-2 Cimarron Ridge of The
City of Menifee Improvement Area No. 1 Special Tax Bonds
Series 2025A (NR/NR)
260,000 5.000
09/01/2035
274,650
Contra Costa Transportation Authority Sales Tax RB Limited Tax
Bonds Refunding Bonds Series 2018B (NR/AAA)
135,000 5.000
03/01/2030
137,676
County of Sacramento Airport System Senior RB Series 2025A
(AMT) (A2/A+)
1,000,000 5.000
07/01/2037
1,105,267
County of Sacramento RB Refunding for Airport System Series
2018 C (A2/A+)
1,000,000 5.000
07/01/2039
1,022,494
CSCDA Community Improvement Authority Essential Housing
Senior Lien RB Series 2021A-1 (NR/NR)
200,000 3.600
(a)
05/01/2047
169,674
Cypress California Elem School District GO School District Bonds
2009A (AG) (A1/AA)
115,000 0.000
(c)
08/01/2032
95,392
Department of Airports of The City of Los Angeles California
Los Angeles International Airport Senior Refunding RB 2018
Series B (Amt) (Aa2/AA)
100,000 5.000
05/15/2027
102,140
Department of Airports of the City of Los Angeles California Los
Angeles International Airport Subordinate RB 2017 Series A
(AMT) (Aa3/AA-)
1,000,000 5.000
05/15/2037
1,013,498
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
Department of Airports of The City of Los Angeles California Los
Angeles International Airport Subordinate RB 2021 Series D
(NR/NR)
$ 10,000 5.000%
05/15/2031
$ 10,945
Department of Airports of The City of Los Angeles California
Los Angeles International Airport Subordinate Revenue and
Refunding RB 2021 Series A (Aa3/AA-)
100,000 5.000
05/15/2037
106,680
Department of Airports of The City of Los
Angeles LAX Subordinate RB 2022 Series A
(Private Activity/AMT) (Aa3/AA-)
310,000 4.000
05/15/2049
282,532
Department of Airports of The City of Los Angeles, California Los
Angeles International Airport Subordinate RB 2018 Series D
(AMT) (Aa3/AA-)
260,000 5.000
05/15/2031
274,685
Department of Water and Power of The City of Los Angeles Power
System RB 2018 Series D (Aa3/A)
1,260,000 5.000
07/01/2048
1,277,118
Department of Water and Power of The City of Los Angeles Power
System RB 2025 Series A (Aa3/NR)
310,000 5.000
07/01/2028
320,278
Department of Water and Power of The City of Los Angeles Water
System RB 2025 Series A (Aa3/NR)
1,000,000 5.000
01/01/2030
1,062,838
Downey Unified School District California Election of 2014 GO
Bonds Series C (NR/AA-)
170,000 3.000
08/01/2048
132,520
Dublin Community Facilities District No. 2015-1 Improvement
Area No. 1 Special Tax Series 2017 (NR/NR)
575,000 5.000
09/01/2027
582,946
East Bay Municipal Utility District Alameda and Contra Costa
Counties California Wastewater System Revenue Refunding
Bonds Series 2015A-2 (Aa1/AAA)
100,000 5.000
06/01/2038
120,071
East Bay Regional Park District 2024 Promissory Notes
(Aaa/AAA)
100,000 4.000
05/01/2043
102,025
East County AWP Joint Powers Authority Tax Exempt Interim
Notes Series 2024A Subseries A-1 (NR/NR)
1,225,000 3.125
09/01/2026
1,224,994
East Side Union High School District Santa Clara County
California 2015 GO Refunding Bonds (Aa3/A+)
400,000 3.750
08/01/2038
401,349
Eastern Foothill Transportation Corridor Agency Senior Lien Toll
Road Refunding RB Series 1995A (NR/AA+)
105,000 0.000
(c)
01/01/2028
101,008
El Centro Elementary School District Imperial County California
2025 GO Bond Anticipation Notes Series A-2 (NR/A+)
150,000 5.000
06/15/2030
164,365
El Centro Elementary School District Imperial County California
2025 GO Bond Anticipation Notes Series B-2 (NR/A+)
200,000 5.000
06/15/2030
219,153
El Monte City School District Los Angeles California Election of
2008 GO Bonds Series B (A1/A+)
100,000 0.000
(c)
08/01/2039
60,459
El Monte Union High School District Los Angeles County
California Election of 2018 GO Bonds Series D (Aa3/NR)
800,000 5.000
06/01/2041
905,896

Goldman Sachs Dynamic California Municipal Income ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
El Monte Union High School District Los Angeles County
California Election of 2018 GO Bonds Series D
(Aa3/NR) – (continued)
$ 500,000 5.250%
06/01/2045
$ 556,073
El Rancho California University School Dist GO School Bonds
2008E (AG) (NR/AA)
130,000 0.000
(c)
08/01/2033
103,728
Elk Grove Finance Authority California Special Tax RB Series
2024 (NR/NR)
200,000 5.000
09/01/2039
210,963
Equitable School Revolving Fund California Infrastructure
and Economic Development Bank Series 2024 B
(Social Bonds) (NR/A+)
100,000 5.000
11/01/2029
106,002
1,655,000 5.000
11/01/2049
1,699,454
Eureka California University School District Go Bonds Election of
2002 2005 (NATL) (Baa3/A+)
1,080,000 0.000
(c)
08/01/2038
670,598
Folsom Ranch Financing Authority, Community Facilities District
No. 18 Folsom Plan Area-Wide Improvements and Services
Special Tax RB Series 2024 (NR/NR)
100,000 5.000
09/01/2028
103,704
Foothill-De Anza California Community College Dist G.O. Bonds
Electricity 99 2000 A (NATL) (Aaa/AAA)
110,000 0.000
(c)
08/01/2027
106,959
Fruitvale School District California GO Bonds Election of 2016
Series B (BAM) (NR/AA)
210,000 3.000
08/01/2047
166,618
Gavilan Joint Community College District Santa Clara and San
Benito Counties California Election of 2018 GO Bonds Series
B (Aa3/AA)
265,000 3.000
08/01/2050
199,854
Glendora California University School District GO School Bonds
2009B (AG) (Aa3/AA)
225,000 0.000
(c)
08/01/2033
181,440
Harbor Department of The City of Los Angeles Refunding RB
2024 Series A-2 (AMT) (Aa2/AA+)
685,000 5.000
08/01/2036
756,738
Imperial Irrigation District Electric System Refunding RB Series
2016B-1 (NR/AA-)
905,000 5.000
11/01/2046
908,380
Improvement Area No. 1 of City of Mountain House Community
Facilities District No. 2024-1 Public Facilities and Services
California Special Tax Bonds Series 2025 (NR/NR)
500,000 5.000
09/01/2040
519,536
Independent Cities Finance Authority City of Compton California
Sales Tax RB Series 2021 (AG) (NR/AA)
150,000 4.000
(a)
06/01/2041
151,699
Independent Cities Finance Authority RB for City of Compton
Sales Tax Series 2021 (AG) (NR/AA)
665,000 4.000
(a)
06/01/2036
672,364
Inglewood Joint Powers Authority Los Angeles County California
Lease RB Series 2025 (BAM) (NR/AA)
1,000,000 5.250
08/01/2050
1,067,138
Irvine Facilities Financing Authority Gateway Preserve Land
Acquisition Project Lease RB, Series 2023A (NR/AA+)
850,000 5.250
05/01/2048
851,455
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
Irvine Unified School District Community Facilities District No.
09-1 Special Tax Bonds Series 2017 A (NR/NR)
$ 690,000 5.000%
09/01/2042
$ 694,957
Irvine Unified School District Community Facilities District
Number 09-1 Special Tax Bonds Series 2019A (NR/NR)
215,000 4.000
09/01/2039
212,034
Irvine Unified School District Financing Authority California
Special Tax Revenue Refunding Bonds Series 2026
(BAM) (NR/AA)
500,000 5.000
(h)
09/01/2028
525,546
500,000 5.000
(h)
09/01/2029
535,966
425,000 5.000
(h)
09/01/2030
463,253
Kern California Community College District Election
2016 Go Bonds Facilities Improvment District No 1 C
(BAM-TCRS) (Aa2/AA)
130,000 3.000
08/01/2046
105,147
Lake Tahoe Unified School District GO Bonds Election of 2008
Series 2010 (AGM) (A1/AA)
100,000 0.000
(c)
08/01/2031
85,973
Lone Pine Unified School District Inyo County California General
Obligation Bonds, Election of 2024 Series 2025 (NR/A+)
250,000 5.500
08/01/2054
262,658
Los Angeles California University School District CTFS Partner
Co Op 2023 A Green Bond (NR/NR)
75,000 5.000
10/01/2027
77,641
Los Angeles California University School District CTFS Partner
Co Op 2023 A Green Bond (A1/NR)
50,000 5.000
10/01/2027
51,607
Los Angeles County Public Works Financing Authority Lease RB
2024 Series H (NR/AA+)
230,000 5.000
12/01/2028
245,564
Los Angeles County Public Works Financing Authority Lease RB
2025 Series J (NR/AA+)
1,000,000 5.250
12/01/2050
1,080,493
Los Angeles County Public Works Financing Authority Los
Angeles County Public Works Financing Authority Lease RB
Multiple Capital Projects I 2010 Series B (Aa2/AA+)
2,415,000 7.488
08/01/2033
2,610,042
Los Angeles Department of Airports RB Senior Refunding Series
2018 B (Aa2/AA)
1,000,000 5.000
05/15/2034
1,032,872
Los Angeles Unified School District County of Los Angeles
California Election of 2024 GO Bonds US Series A-1 2025
(Aa2/NR)
250,000 5.000
07/01/2037
288,227
Los Angeles Unified School District County of Los Angeles
California GO Bonds Series Qrr (Aa2/NR)
640,000 5.000
07/01/2043
709,747
600,000 5.000
07/01/2045
654,633
Menifee Union School District Riverside County California 2020
GO Bonds Series C (AG) (Aa2/AA)
215,000 3.000
08/01/2045
177,859
Menlo Park City School District County of San Mateo 2015 GO
Refunding Bonds Capital Appreciation Bonds (Aaa/AAA)
1,000,000 0.000
(c)
07/01/2033
753,508
Merced Union High School District Merced County California GO
Refunding Bonds Series 2025 (Aa2/NR)
195,000 5.000
08/01/2036
228,611

Goldman Sachs Dynamic California Municipal Income ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
Modesto Financing Authority Domestic Project RB 2007F
(NATL) (Baa3/AA)
(3M USD SOFR + 0.63%)
$ 50,000 3.262%
(e)
09/01/2037
$ 49,040
Moreno Valley Public Financing Authority Electric System RB
Series 2026A (AG) (NR/AA)
740,000 5.250
(h)
05/01/2046
819,817
Msr Energy Authority California Gas RB Series 2009A Modesto
(NR/BBB+)
95,000 6.125
11/01/2029
100,031
Municipal Improvement Corporation of Los Angeles Lease RB
Series 2020-A (NR/A+)
140,000 5.000
11/01/2026
141,353
Municipal Improvement Corporation of Los Angeles Lease RB
Series 2023-A (A1/NR)
120,000 5.000
05/01/2028
125,734
Municipal Improvement Corporation of Los Angeles Lease RB
Series 2025-A (NR/A+)
1,000,000 5.250
05/01/2050
1,060,597
Municipal Improvement Corporation of Los Angeles Series 2016-B
(NR/A+)
120,000 5.000
11/01/2027
121,228
Needles Unified School District San Bernardino County Ca Go
Bonds Election of 2008 Series 2011B (AGM) (A1/AA)
815,000 0.000
(b)
08/01/2041
715,195
Orcutt Union School District California Election of 2016 GO
Bonds Series B (NR/AA-)
100,000 3.000
08/01/2049
76,818
Oxnard School District Ventura County California 2026 GO Bond
Anticipation Notes (NR/A+)
1,500,000 0.000
(c)
02/01/2031
1,290,386
Palomar Health Certificates of Participation Evidencing
Proportionate Undivided Ownership Interests of the Holders
thereof in Installment Payments to be Paid Series 2022A
(AGM) (A1/AA)
100,000 5.250
11/01/2035
105,668
Pomona Unified School District Los Angeles County California
GO Bonds 2016 Election Series F (BAM) (Aa3/AA)
130,000 3.000
08/01/2048
100,639
Public Facilities Financing Authority of The City of San Diego
Senior Water RB Series 2020A (Aa2/NR)
135,000 3.000
08/01/2049
104,117
Redding Joint Powers Financing Authority Electric System RB
2025 Series A (NR/NR)
1,160,000 5.000
06/01/2055
1,199,910
River Islands Public Financing Authority Community Facilities
District No. 2003-1 Special Tax series 2022 (NR/NR)
100,000 5.750
09/01/2052
102,284
Riverside County Redevelopment Agency Tax Allocation for
Capital Appreciation Jurupa Valley Redevelopment Project
Area Series 2011 B (NR/A+)
100,000 0.000
(c)
10/01/2038
61,822
260,000 0.000
(c)
10/01/2042
130,542
Riverside County Transportation Commission Toll Revenue Senior
Lien Refunding Bonds 2021 Series B-1 (NR/A)
310,000 4.000
06/01/2037
322,208
410,000 4.000
06/01/2038
424,922
530,000 4.000
06/01/2039
543,078
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
Riverside Public Financing Authority Lease RB Series 2025A
(NR/AA-)
$ 200,000 5.000%
11/01/2034
$ 233,980
Riverside Unified School District Financing Authority California
2024 Special Tax Refunding RB (BAM) (NR/AA)
100,000 5.000
09/01/2035
116,775
Sacramento City Unified School District 2024 GO Bonds for
Election of 2020 Measure H 2024 Series B (AGM) (A1/AA)
100,000 4.000
08/01/2048
96,666
San Bernardino City Unified School District Certificates of
Participation 2025 Financing (AG) (NR/AA)
200,000 4.375
10/01/2043
207,079
San Diego County Regional Airport Authority Subordinate Airport
RB Series 2021B (A1/NR)
250,000 5.000
07/01/2028
260,781
150,000 4.000
07/01/2046
140,706
945,000 4.000
07/01/2051
841,837
San Diego Unified School District 2010 GO Bonds (Aa2/AA-)
900,000 0.000
(c)
07/01/2043
459,234
San Francisco Community College District City and County of
San Francisco California Election of 2020 GO Bonds Series B
(BAM) (A1/AA)
100,000 5.250
06/15/2049
107,218
San Jacinto Unified School District Financing Authority Special
Tax RB Series 2019 (NR/NR)
500,000 5.000
09/01/2036
513,732
San Joaquin Hills Transportation Corridor Agency RB Refunding
for Junior Lien Toll Road Series 2014B (NR/A-)
100,000 5.250
01/15/2049
100,049
San Leandro Public Financing Authority 2018 Lease RB (NR/AA-)
150,000 5.000
11/01/2043
150,585
San Marcos Unified School District GO Bonds 2010 Election
Series B (Aa3/AA-)
2,000,000 0.000
(c)
08/01/2039
1,212,313
San Mateo Union High School District San Mateo County
California 2026 General Obligation Refunding Bonds
(Forward Delivery) (Aaa/NR)
1,125,000 5.000
(h)
09/01/2032
1,294,336
Santa Paula City of Harvest Community Facilities District Number
1 Improvement Area A Special Tax Bonds Series 2020
(NR/NR)
600,000 5.000
09/01/2035
625,236
Santa Rita Union Elementary School District School Facilities
Improvement District No. 2022-1 Monterey County, California
2025 GO Bond Anticipation Notes (Aa3/NR)
1,500,000 0.000
(c)
08/01/2030
1,315,559
School Facilities Improvement District No.3 of Tracy Unified
School District San Joaquin County California GO Bonds
2014 Election, Series 2018 (Aa1/NR)
115,000 3.250
08/01/2032
115,117
Sierra View Local Health Care District RB Refunding for Tulare
County Series 2020 (NR/NR)
320,000 4.000
07/01/2026
320,171
Solano California Community College District Election 2012 Go
Bonds E (AG-CR) (NR/AA)
375,000 3.500
08/01/2046
330,451
Southern California Logistics Airport Authority Junior Lien Tax
Allocation Refunding Bonds Series 2025A (AG) (NR/AA)
1,150,000 5.000
12/01/2042
1,287,663

Goldman Sachs Dynamic California Municipal Income ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
Southern California Public Power Authority A Public Entity
Organized Under The Laws of The State of California
Southern Transmission System Renewal Project RB 2025-2
(Aa3/NR)
$ 640,000 5.000%
(d)(f)
07/01/2053
$ 670,100
State of California GO Bonds Various Purpose General Obligation
Refunding Bonds (Aa2/AA-)
100,000 5.000
03/01/2035
107,801
State of California Various Purpose GO Bonds (Aa2/AA-)
1,000,000 7.500
04/01/2034
1,143,138
State Public Works Board of The State of California Lease RB for
Various Capital Projects Series 2023 D (Aa3/A+)
100,000 5.500
11/01/2028
107,037
Successor Agency to The Redevelopment Agency
ofThe City and County of San Francisco 2016
Series A Tax Allocation Refunding Bonds
(Mission Bay North Redevelopment Project) (NR/A)
790,000 5.000
08/01/2035
792,258
Sunol Glen Unified School District Alameda County California
2026 General Obligation Bond Anticipation Notes (NR/AA)
1,600,000 0.000
(c)
02/01/2031
1,378,423
Tahoe Forest Hospital District Placer and Nevada Counties 2019
GO Refunding Bonds (Aa3/NR)
410,000 3.000
08/01/2042
345,488
Tahoe Forest Hospital District Placer and Nevada Counties
California 2015 GO Refunding Bonds (Aa3/NR)
315,000 3.500
08/01/2038
302,820
Tejon Ranch Public Facilities Financing Authority Special Tax for
Community Facilities District No. 2008-1 Industrial Complex
Public Improvements series 2024-A (NR/NR)
100,000 5.000
09/01/2042
104,830
The Regents of The University of California General RB 2024
Series BS (Aa2/AA)
1,000,000 5.000
05/15/2037
1,138,405
The Regents of The University of California General RB 2025
Series CA (Aa2/AA)
925,000 5.000
05/15/2038
1,057,367
The Regents of The University of California Medical Center Pooled
RB 2020 Series O-1 (Aa3/AA-/A-1+)
475,000 2.250
(d)(f)
05/15/2045
475,000
Tobacco Securitization Authority of Southern California RB
Refunding for San Diego County Tobacco Asset Securitization
Corp. Series 2019 A-1 (NR/A)
885,000 5.000
06/01/2026
885,000
Tobacco Securitization Authority of Southern California Tobacco
Settlement Asset-Backed Refunding Bonds Series 2019
(NR/A-)
500,000 5.000
06/01/2035
532,267
Transbay Joint Powers Authority Tax Allocation for Transbay
Redevelopment Project Series 2020 A (NR/NR)
1,210,000 5.000
10/01/2037
1,243,995
Trustees of The California State University Systemwide RB Series
2016A (Aa2/AA-)
125,000 3.125
11/01/2036
119,870
1,000,000 5.000
11/01/2041
1,001,303
Trustees of The California State University Systemwide RB Series
2017A (Aa2/AA-)
600,000 5.000
11/01/2047
606,028
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
Tulare County Transportation Authority Sales Tax RB Limited Tax
Bonds Series 2020 (NR/AA)
$ 105,000 4.000%
02/01/2034
$ 109,779
Tulare Joint Union High School District 2025 Certificates of
Participation Evidencing the Direct, Undivided Fractional
Interests of the Owners Thereof in Lease Payments to be made by the Tulare Joint Union High School District to the Local
Facilities Fina (AG) (NR/AA)
200,000 5.000
06/01/2035
211,612
Turlock Irrigation District First Priority Subordinated Revenue
Refunding Bonds, Series 2016 (NR/AA-)
350,000 5.000
01/01/2046
352,187
Union Elementary School District Santa Clara County Election of
2014 GO Bonds Series A (Aa1/AA+)
195,000 3.125
09/01/2039
184,593
Washington Township Healthcare District Revenue Refunding
Bonds 2020 Series A (Baa3/NR)
250,000 5.000
07/01/2026
250,287
West Hollywood Public Financing Authority 2020 Lease RB Series
A (NR/AA+)
315,000 3.000
04/01/2039
293,891
Western Riverside Water and Wastewater Financing Authority
Local Agency Revenue Refunding Bonds 2025 Series A
(AG) (NR/AA)
200,000 5.000
09/01/2036
234,616
147,534,090
Guam - 4.6%
A.B. Won Pat International Airport Authority Guam General RB
2024 Series B (NON-AMT) (Baa2/NR)
100,000 5.000
10/01/2030
105,839
300,000 5.000
10/01/2033
323,757
150,000 5.000
10/01/2035
162,891
200,000 5.000
10/01/2038
213,697
A.B. Won Pat International Airport Authority, Guam General RB
2024 Series B (NON-AMT) (Baa2/NR)
100,000 5.000
10/01/2037
107,384
125,000 5.000
10/01/2039
132,912
Government of  Guam Business Privilege Tax Refunding Bonds
Series 2021F Tax-Exempt Forward Delivery (Baa3/NR)
600,000 5.000
01/01/2028
615,759
Government of Guam Business Privilege Tax Refunding Bonds,
Series 2025G (Baa3/NR)
400,000 5.000
01/01/2028
410,254
Government of Guam Hotel Occupancy Tax Revenue Refunding
Bonds Series 2021A (Baa3/NR)
500,000 5.000
11/01/2028
519,787
Government of Guam Limited Obligation Section 30 Bonds Series
2016A (NR/BB+)
100,000 5.000
12/01/2035
100,326
Guam Government RB Refunding Series 2021 F (Baa3/NR)
100,000 4.000
01/01/2042
96,962
Guam Power Authority / Revenue Refunding Bonds, 2022 Series A
(Tax-Exempt Forward Delivery) (Baa2/BBB)
100,000 5.000
10/01/2034
107,072
Guam Power Authority Revenue Refunding Bonds 2022 Series A
(Baa2/BBB)
200,000 5.000
10/01/2031
213,652

Goldman Sachs Dynamic California Municipal Income ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
*
Security is currently in default and/or non-income producing.
(a)
Exempt from registration under Rule 144A of the Securities Act of 1933.
(b)
Zero coupon bond until next reset date.
(c)
Issued with a zero coupon. Income is recognized through the accretion of discount.
(d)
Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on May 31, 2026.
(e)
Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on May
31, 2026.
(f)
Variable Rate Demand Instruments – rate shown is that which is in effect on May 31, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
(g)
Pre-refunded security. Maturity date disclosed is pre-refunding date.
(h)
When-issued security.
( i )
Represents an affiliated issuer.
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Guam – (continued)
Guam Power Authority Revenue Refunding Bonds, 2022 Series A
(Baa2/BBB)
$ 1,000,000 5.000%
10/01/2032
$ 1,076,928
Guam Waterworks Authority RB Refunding for Water &
Wastewater System Series 2024B (Baa2/A-)
110,000 5.000
07/01/2029
115,818
Guam Waterworks Authority Water and Wastewater System RB
Series 2025A (Baa2/A-)
1,570,000 5.000
07/01/2034
1,732,014
500,000 5.250
07/01/2050
514,669
Port Authority of Guam Port RB, 2018 Series B (AMT) (Baa2/A)
30,000 5.000
07/01/2037
30,473
Port Authority of Guam Private Activity RB Series 2018 B
(Baa2/A)
225,000 5.000
07/01/2036
228,892
Territory of Guam Hotel Occupancy Tax RB Refunding Series
2021 A (Baa3/NR)
300,000 5.000
11/01/2027
307,039
450,000 5.000
11/01/2029
474,284
375,000 5.000
11/01/2030
400,002
7,990,411
Puerto Rico - 6.0%
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB
Refunding for Senior Lien Series 2020 A (NR/NR)
1,000,000 5.000
(a)
07/01/2047
1,003,356
Puerto Rico Commonwealth GO Restructured Bonds Series 2022
A-1 (NR/NR)
111,000 0.000
(c)
07/01/2033
81,011
50,000 4.000
07/01/2033
50,117
1,430,000 4.000
07/01/2037
1,413,595
Puerto Rico Electric Power Authority Power RB Series 2012A
(NR/NR)
600,000 5.000 *
07/01/2029
441,750
Puerto Rico Electricity Power Authority Power RB 2010 AAA
(NR/NR)
700,000 5.250 *
07/01/2027
515,375
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
Restructured Bonds Series A-2 (NR/NR)
601,000 4.329
07/01/2040
599,923
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital
Appreciation Restructured RB Series 2018 A-1 (NR/NR)
513,000 0.000
(c)
07/01/2027
495,958
1,633,000 0.000
(c)
07/01/2029
1,481,423
146,000 0.000
(c)
07/01/2031
122,887
672,000 0.000
(c)
07/01/2033
523,336
377,000 0.000
(c)
07/01/2046
137,611
2,075,000 0.000
(c)
07/01/2051
557,296
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital
Appreciation Restructured RB Series 2019 A-2 (NR/NR)
1,536,000 4.329
07/01/2040
1,531,644
Puerto Rico Sales Tax Financing Corporation Sales Tax
Restructured RB Series 2018 A-1 (NR/NR)
295,000 5.000
07/01/2058
291,517
Puerto Rico Sales Tax Financing Corporation Sales Tax Revenue
Restructured Bonds Series A-1 (NR/NR)
1,000,000 4.550
07/01/2040
1,002,213
10,249,012
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Virgin Islands - 1.2%
Matching Fund Special Purpose Securitization Corp. Matching
Fund Securitization Bonds Series 2022A (NR/NR)
$ 1,500,000 5.000%
10/01/2039
$ 1,558,010
Matching Fund Special Purpose Securitization Corporation
Matching Fund Securitization Bonds Series 2022A (NR/NR)
100,000 5.000
10/01/2028
103,474
Virgin Islands Transportation & Infrastructure Corporation Grant
Anticipation RB Federal Highway Grant Anticipation Revenue
Loan Note Series 2025 (NR/A)
250,000 5.000
09/01/2030
266,328
Virgin Islands Transportation & Infrastructure Corporation Grant
Anticipation RB Federal Highway Grant Anticipation Revenue
Loan Note, Series 2025 (NR/A)
150,000 5.000
09/01/2044
160,354
2,088,166
TOTAL MUNICIPAL BONDS
(Cost $165,950,071)
169,059,641
Shares
Dividend
    Rate Value
a
Investment Company - 3.3%
(i)
Goldman Sachs Financial Square Treasury Instruments Fund -
Institutional Shares
5,624,801 3.508% 5,624,801
(Cost $5,624,801)
TOTAL INVESTMENTS - 101.6%
(Cost $171,574,872)
$ 174,684,442
LIABILITIES IN EXCESS
OF OTHER ASSETS
- (1.6)%
(2,699,887)
NET ASSETS - 100.0%
$ 171,984,555
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
Security ratings disclosed, if any, are issued by either Standard & Poor’s, Moody’s
Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Goldman Sachs Dynamic California Municipal Income ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Security ratings disclosed, if any, are issued by either S&P Global
Ratings, Moody’s Investor Service or Fitch Ratings and are unaudited.
A brief description of the ratings is available in the Fund’s Statement of
Additional Information.
Investment Abbreviations:
AGC
-
Insured by Assured Guaranty Corp.
AGM
-
Insured by Assured Guaranty Municipal Corp.
AMT
-
Alternative Minimum Tax (subject to)
BAM
-
Build America Mutual Assurance Co.
FGIC
-
Insured by Financial Guaranty Insurance Co.
FNMA
-
Insured by Federal National Mortgage Association
GO
-
General Obligation
LP
-
Limited Partnership
NATL
-
National Public Finance Guarantee Corp.
RB
-
Revenue Bond
RR
-
Revenue Refunding
SIFMA
-
Securities Industry and Financial Markets Association
SOFR
-
Secured Overnight Financing Rate
ST
INTERCEPT
-
State Aid Intercept
TCRS
-
Transferable Custody Receipts
USD
-
United States Dollar
Additional Investment Information
FUTURES CONTRACTS
— At May 31, 2026, the Portfolio had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Short position contracts:
U.S. Treasury Ultra Bond (31) 09/21/26 $ (3,552,406) $ (15,830)

GOLDMAN SACHS DYNAMIC NEW YORK MUNICIPAL INCOME ETF
Schedule of Investments
May 31, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds - 95.9%
Alabama - 0.3%
Southeast Alabama Gas Supply District Gas Supply RB Refunding
Series 2024B (A1/NR)
$ 125,000 5.000%
(a)(b)
06/01/2049
$ 131,760
a a
American Samoa - 0.6%
American Samoa Economic Development Authority General RB
Series 2025B (Ba3/NR)
225,000 5.250
(c)
09/01/2045
227,461
a a
Guam - 4.1%
A.B. Won Pat International Airport Authority Guam General RB
2024 Series B (NON-AMT) (Baa2/NR)
250,000 5.000
10/01/2032
267,771
Government of Guam Business Privilege Tax Refunding Bonds,
Series 2025G (Baa3/NR)
125,000 5.000
01/01/2028
128,204
Government of Guam Hotel Occupancy Tax Revenue Refunding
Bonds Series 2021A (Baa3/NR)
100,000 5.000
11/01/2035
104,850
Guam Government RB Refunding Series 2021 F (Baa3/NR)
100,000 4.000
01/01/2042
96,962
Guam Power Authority / Revenue Refunding Bonds, 2022 Series A
(Tax-Exempt Forward Delivery) (Baa2/BBB)
100,000 5.000
10/01/2034
107,072
Guam Power Authority Revenue Refunding Bonds 2022 Series A
(Baa2/BBB)
50,000 5.000
10/01/2031
53,413
Guam Power Authority Revenue Refunding Bonds, 2022 Series A
(Baa2/BBB)
100,000 5.000
10/01/2032
107,693
Guam Waterworks Authority Water and Wastewater System RB
Series 2025A (Baa2/A-)
350,000 5.000
07/01/2032
380,973
Port Authority of Guam Port RB 2018 Series B Private Activity
(AMT) (Baa2/A)
100,000 5.000
07/01/2032
102,321
Port Authority of Guam Private Activity RB Series 2018 B
(Baa2/A)
100,000 5.000
07/01/2031
102,420
Territory of Guam Hotel Occupancy Tax RB Refunding Series
2021 A (Baa3/NR)
50,000 5.000
11/01/2027
51,173
50,000 5.000
11/01/2029
52,698
50,000 5.000
11/01/2030
53,334
1,608,884
New York - 82.6%
Allegany County Capital Resource Corp. RB for Alfred University
Project Series 2024 (NR/BBB+)
200,000 5.250
04/01/2039
212,834
Brooklyn Arena Local Development Corp. Pilot RB Refunding for
Barclays Center Series 2016 A (AG) (A1/AA)
340,000 3.000
07/15/2043
269,028
Brooklyn Arena Local Development Corp. Pilot Revenue
Refunding Bonds for Barclays Center Series 2016A (Ba1/NR)
255,000 5.000
07/15/2042
255,795
Brooklyn Arena Local Development Corp. RB for Brooklyn Events
Center LLC Series 2009 (Ba1/NR)
75,000 0.000
(d)
07/15/2046
28,401
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
Buffalo and Erie County Industrial Land Development Corporation
Canisius University Project Tax-Exempt RB Series 2025
(NR/BBB)
$ 150,000 6.250%
05/01/2045
$ 160,024
Build NYC Resource Corp. RB for Academic Leadership Charter
School Series 2021 (NR/BBB-)
100,000 4.000
06/15/2027
100,393
100,000 4.000
06/15/2028
99,822
Build NYC Resource Corp. RB for Bay Ridge Preparatory School
Project Series 2024 (NR/BB)
100,000 5.000
(c)
09/01/2039
101,149
Build NYC Resource Corp. RB Urban Resource Institute Project,
Series 2025A (NR/A+)
285,000 4.125
12/01/2035
293,430
Build NYC Resource Corp. Tax-Exempt RB Success Academy
Charter Schools Project, Series 2024 (NR/A-)
205,000 5.000
09/01/2035
218,951
Build NYC Resource Corporation RB Riverspring Health Senior
Living Inc. Project Series 2026B-4 (NR/NR)
150,000 5.000
12/15/2031
149,423
Build NYC Resource Corporation RB The Young Men's and Young
Women'S Hebrew Association Project Series 2024 (NR/A-)
400,000 5.000
12/01/2027
412,687
Build NYC Resource Corporation RB, Manhattan College Project
Series 2017 (NR/BBB-)
110,000 4.000
08/01/2042
94,300
Build NYC Resource Corporation Tax-Exempt RB Series 2021A
(NR/BB+)
200,000 4.000
(c)
11/01/2051
159,075
Build NYC Resource Corporation Tax-Exempt RB Success
Academy Charter Schools Project Series 2024 (NR/A-)
100,000 5.000
09/01/2032
108,082
City of Albany Capital Resource Corp. Tax-Exempt RB Kipp
Capital Region Public Charter Schools Project Series 2024
(NR/BBB-)
145,000 4.000
06/01/2034
144,665
City of Albany Capital Resource Corporation Tax-Exempt RB
Albany Medical Center Hospital Project Series 2025A (A2/A)
190,000 5.250
05/01/2044
209,065
City of Beacon New York Public Improvement Serial Bonds Series
2016A (NR/NR)
155,000 3.000
05/15/2033
141,467
City of Syrac Use Industrial Development Agency School Facility
RB Syracuse City School District Project Series 2018A
(ST AID WITHHLDG) (Aa2/AA)
110,000 5.000
05/01/2030
110,193
City of Troy Capital Resource Corp. Revenue Refunding Bonds
for Rensselaer Polytechnic Institute Project Series 2020A
(Forward Delivery) (A3/BBB+)
400,000 5.000
09/01/2037
418,954
City of Yonkers New York GO Serial Bonds 2026A (AG) (A1/AA)
400,000 5.000
02/01/2041
439,393
City School District of The City of Port Jervis Orange
County New York Bond Anticipation Notes 2025
(ST AID WITHHLDG) (NR/NR)
200,000 4.000
06/26/2026
200,177
Clifton Fine Central School District New York Bond Anticipation
Notes, 2025 (ST AID WITHHLDG) (NR/NR)
300,000 4.000
06/26/2026
300,270

GOLDMAN SACHS DYNAMIC NEW YORK MUNICIPAL INCOME ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
Clinton County Capital Resource Corp. (NR/A+)
$ 100,000 5.000%
(c)
07/01/2037
$ 109,669
County of Monroe Industrial Development Agency Multifamily
Housing RB andrews Terrace Community Partners L.P. Project
Series 2023B-1 (HUD SECT 8) (Aa1/NR)
110,000 5.000
(a)(b)
07/01/2028
112,303
County of Monroe Industrial Development Agency School Facility
RB for Rochester Schools Modernization Project Series 2018
(ST AID WITHHLDG) (Aa2/AA)
100,000 5.000
05/01/2028
104,702
County of Monroe Industrial Development Agency School Facility
Revenue Refunding Bonds Rochester Schools Modernization
Project Series 2026 (ST AID WITHHLDG) (Aa2/AA)
500,000 5.000
(e)
05/01/2030
544,388
County of Saratoga New York General Obligations Public
Improvement Serial Bonds 2018 (NR/AA+)
250,000 3.250
10/15/2031
247,211
Dormitory Authority of The State of  New York State Sales Tax RB,
Series 2016A (A2/A)
250,000 5.000
07/01/2035
250,133
Dormitory Authority of The State of  New York State Sales Tax RB,
Series 2016A (Aa1/AA+)
350,000 5.000
03/15/2030
352,420
Dormitory Authority of The State of New York Icahn School of
Medicine at Mount Sinai RB Series 2015A (Baa3/BBB)
135,000 4.000
07/01/2040
132,500
Dormitory Authority of the State of New York Maimonides
Medical Center Fha-Insured Mortgage Hospital RB Series
2020 (FHA 241) (Aa1/AA+)
380,000 3.000
08/01/2040
333,906
Dormitory Authority of The State of New York Maimonides
Medical Center Fha-Insured Mortgage Hospital RB Series
2020 (FHA 241) (Aa1/AA+)
170,000 3.000
08/01/2037
158,030
110,000 3.000
08/01/2039
99,878
Dormitory Authority of The State of New York Memorial Sloan-
Kettering Cancer Center RB 2017 Series 1 (Aa3/AA-)
100,000 4.000
07/01/2036
100,733
Dormitory Authority of The State of New York Mount Sinai
Obligated Group RB Series 2025 (Baa3/BBB)
200,000 5.000
07/01/2031
215,132
Dormitory Authority of The State of New York New York Institute
of Technology RB Series 2024 (Baa2/BBB)
200,000 5.250
07/01/2049
205,010
Dormitory Authority of The State of New York New York State
Sales Tax RB Series 2016A (Aa1/AA+)
250,000 5.000
03/15/2036
251,386
Dormitory Authority of the State of New York
New York State Sales Tax RB Series 2018E
(Tax-Exempt) Bidding Group 2 Bonds (Aa1/AA+)
240,000 5.000
03/15/2036
249,916
Dormitory Authority of The State of New York New York
University RB Series 2016A (Aa2/AA-)
260,000 5.000
07/01/2036
260,385
Dormitory Authority of The State of New York Northwell Health
Obligated Group RB Series 2024A (A3/A-)
120,000 5.250
05/01/2054
123,856
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
Dormitory Authority of The State of New York Nysarc Inc. RB
Series 2026A (Aa2/NR)
$ 200,000 3.200%
(a)(b)
05/01/2056
$ 199,529
Dormitory Authority of The State of New York Nyu Hospitals
Center RB Series 2016A (A1/A+)
550,000 2.750
07/01/2035
512,727
Dormitory Authority of The State of New York NYU Hospitals
Center RB Series 2016A (A1/A+)
50,000 4.000
07/01/2040
49,999
Dormitory Authority of The State of New York Pace University RB
Series 2024A (Baa3/BBB-)
150,000 5.250
05/01/2044
157,772
Dormitory Authority of The State of New York Pace University
RBy Series 2024A (Baa3/BBB-)
100,000 5.250
05/01/2041
107,014
Dormitory Authority of The State of New York Personal Income
Tax RB General Purpose Series 2017B (Aa1/AA+)
140,000 5.000
02/15/2042
142,091
Dormitory Authority of The State of New York Pratt Institute RB
Series 2016 (A2/NR)
300,000 3.000
07/01/2036
276,810
Dormitory Authority of The State of New York St. John's University
RB Series 2021A (A3/A-)
325,000 4.000
07/01/2035
332,489
260,000 4.000
07/01/2036
264,879
Dormitory Authority of The State of New York St. John'S
University RB Series 2021A (A3/A-)
65,000 4.000
07/01/2037
65,808
Dormitory Authority of The State of New York State
Personal Income Tax RB General Purpose Series 2018A
(Tax-Exempt) (Aa1/NR)
125,000 5.000
03/15/2035
125,682
Dormitory Authority of The State of New York State Personal
Income Tax RB General Purpose Series 2025A (Aa1/NR)
150,000 5.000
03/15/2048
157,214
Dormitory Authority of the State of New York White Plains
Hospital Obligated Group RB Series 2024 (AGC) (A1/AA)
250,000 5.250
10/01/2044
268,733
Dutchess County Local Development Corp. RB Nuvance Health
Issue Series 2019B (Baa3/BBB+)
100,000 4.000
07/01/2044
92,624
Geneseo Town New York Bond Anticipation Notes 2025 (NR/NR)
190,000 4.000
08/18/2026
190,233
Hempstead town Local Development Corp. RB Refunding for
Molloy College Project Series 2017 (NR/BBB)
250,000 5.000
07/01/2035
252,853
Long Island Power Authority Electric System General RB Series
2016B (A2/A)
125,000 5.000
09/01/2041
125,400
100,000 5.000
09/01/2046
100,170
Long Island Power Authority Electric System General RB Series
2019A (A2/A)
340,000 3.000
09/01/2036
325,980
Long Island Power Authority Electric System General RB, Series
2022B (A2/A)
200,000 5.000
(a)(b)
09/01/2052
202,635
Metropolitan Transportation Authority Dedicated Tax Fund Green
Bonds Series 2017A (NR/AA)
190,000 5.000
11/15/2036
193,325

GOLDMAN SACHS DYNAMIC NEW YORK MUNICIPAL INCOME ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
Metropolitan Transportation Authority Dedicated Tax Fund Green
Bonds Subseries 2017B-1 (NR/AA)
$ 100,000 5.000%
11/15/2042
$ 101,870
Metropolitan Transportation Authority Dedicated Tax Fund
Refunding Bonds Series 2016A (NR/AA)
115,000 5.250
11/15/2032
116,236
Metropolitan Transportation Authority Dedicated Tax Green Fund
Bonds Series 2016B-1 (NR/AA)
100,000 5.000
11/15/2036
100,807
Metropolitan Transportation Authority RB Refunding Green Bond
Series 2024A (A2/A)
225,000 5.000
11/15/2037
248,643
Metropolitan Transportation Authority Transportation RB Series
2016C-1 (A2/A)
260,000 5.000
11/15/2032
262,241
Metropolitan Transportation Authority Transportation Revenue
Refunding Green Bonds Series 2025A (A2/A)
50,000 5.000
11/15/2038
55,441
Monroe County Industrial Development Corp. RB for University of
Rochester Project Series 2020A (Tax-Exempt) (Aa3/AA-)
175,000 4.000
07/01/2050
158,276
New York City Housing Development Corporation
Multi-Family Housing RB 2026 Series B
(NON-AMT) (ST AID WITHHLDG) (Aa2/NR)
300,000 5.000
07/01/2041
335,005
New York City Housing Development Corporation
Multi-Family Housing RB 2026 Series B
(NON-AMT) (FNMA COLL) (Aa2/AA+)
350,000 3.100
(a)(b)
11/01/2045
348,015
New York City Housing Development Corporation
Multi-Family Housing RB 2026 Series E-2
250,000 3.125
(a)(b)
11/01/2065
249,568
New York City Industrial Development Agency Pilot Refunding
Bonds Queens Baseball Stadium Project Series 2021A
(AG) (A1/AA)
310,000 5.000
01/01/2027
313,761
New York City Industrial Development Agency Pilot Revenue
Refunding Bonds Yankee Stadium Project Series 2020A
(Tax-Exempt) (AGM) (A1/AA)
115,000 5.000
03/01/2028
119,432
New York City Industrial Development Agency RB Refunding for
Queens Ballpark Co. LLC Series 2021 A (AGM) (A1/AA)
100,000 3.000
01/01/2046
79,053
New York City Industrial Development Agency RB Refunding for
Yankee Stadium LLC Series 2020 A (Baa1/NR)
125,000 3.000
03/01/2049
91,216
New York City Industrial Development Agency RB Refunding for
Yankee Stadium LLC Series 2020 A (AG) (A1/AA)
115,000 3.000
03/01/2036
108,981
200,000 4.000
03/01/2045
192,133
New York City Municipal Water Finance Authority Water and
Sewer System Second General Resolution RB Fiscal 2021
Series CC (Aa1/AA+)
200,000 5.000
06/15/2032
221,294
New York City Municipal Water Finance Authority Water
and Sewer System Second General Resolution RB Fiscal
2022 Series Aa Consisting of Fiscal 2022 Subseries AA-1
(Aa1/AA+)
150,000 3.000
06/15/2051
110,830
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
New York City Municipal Water Finance Authority Water and
Sewer System Second General Resolution RB Fiscal 2026
Series BB (Aa1/AA+)
$ 100,000 5.000%
06/15/2056
$ 103,473
New York City Municipal Water Finance Authority Water and
Sewer System Second General Resolution RB Fiscal Series
2018-DD (Aa1/AA+)
125,000 5.000
06/15/2040
128,463
New York City Municipal Water Finance Authority Water and
Sewer System Second General Resolution RB, Fiscal 2026
Subseries AA-2 (Aa1/AA+)
250,000 5.000
06/15/2044
273,495
New York City Transitional Finance Authority Building Aid RB
Fiscal 2019 Series S-1 (ST AID WITHHLDG) (Aa2/AA)
110,000 5.000
07/15/2045
113,014
New York City Transitional Finance Authority Fiscal 2018 Series
S-3 Tax-Exempt Bonds (ST AID WITHHLDG) (Aa2/AA)
325,000 3.625
07/15/2047
284,182
New York City Transitional Finance Authority Future Tax Secured
Subordinate Bonds Fiscal 2019 Series C Subseries C-1 Tax-
Exempt Bonds (Aa1/AAA)
375,000 5.000
11/01/2039
391,242
New York City Transitional Finance Authority Future Tax Secured
Subordinate Bonds Fiscal 2023 Series D Subseries D-1 Tax-
Exempt Bonds (Aa1/AAA)
100,000 5.000
11/01/2026
101,021
New York City Transitional Finance Authority Future Tax Secured
Tax-Exempt Subordinate Bonds Fiscal 2016 Series F
(Aa1/AAA)
345,000 3.000
02/01/2039
303,640
New York City Transitional Finance Authority Future Tax Secured
Tax-Exempt Subordinate Bonds Fiscal 2025 Series E
(Aa1/AAA)
140,000 5.000
11/01/2046
148,206
New York Liberty Development Corp. RB Refunding for 3 World
Trade Center LLC Series 2014 (NR/NR)
300,000 5.000
(c)
11/15/2044
300,244
New York Liberty Development Corp. Revenue Refunding
Bonds for World Trade Center Project Series 2021A
(BAM-TCRS) (NR/AA)
330,000 3.000
11/15/2051
243,947
New York Liberty Development Corp. Second Priority RB
Refunding for Bank of America Tower at One Bryant Park
LLC Series 2019 C-3 (Baa1/NR)
100,000 2.800
09/15/2069
94,167
New York Liberty Development Corporation Tax-Exempt Liberty
Revenue Refunding Bonds Series 2021A (NR/A+)
290,000 2.750
11/15/2041
231,532
New York St Dorm Auth Revs Non St Supported Debt Bds
Memorial Sloan-Kettering Cancer Ctr 2022 1-B (NR/AA-)
100,000 4.000
07/01/2051
90,827
New York State Dormitory Authority RB Refunding for Brooklyn
Law School Series 2019 A (Baa1/NR)
300,000 5.000
07/01/2033
310,457
New York State Dormitory Authority RB Refunding for Brooklyn
St. Joseph's College Series 2020 A (NR/NR)
185,000 5.000
07/01/2029
185,649

GOLDMAN SACHS DYNAMIC NEW YORK MUNICIPAL INCOME ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
New York State Dormitory Authority RB Refunding for Catholic
Health System Obligated Group Series 2019 A (B2/B)
$ 100,000 5.000%
07/01/2035
$ 98,704
New York State Dormitory Authority RB Series 2020 B (Aa2/NR)
245,000 3.000
04/01/2048
191,890
New York State Environmental Facilities Corp Solid Waste
Disposal RB Series 2014 (B1/B+) (PUTABLE)
250,000 2.875
(a)(b)(c)
12/01/2044
242,774
New York State Environmental Facilities Corp. Solid Waste
Disposal Refunding RB for Waste Management, Inc. Project
Series 2012 (NR/A-/A-2) (PUTABLE)
500,000 2.950
(a)(b)
05/01/2030
500,000
New York State Environmental Facilities Corporation Solid Waste
Disposal RB Casella Waste Systems Inc. Project Series 2014R-
2 (B1/B+) (PUTABLE)
250,000 4.300
(a)(b)(c)(e)
12/01/2044
250,282
New York State Housing Finance Agency Affordable Housing RB
2026 Series A (Aaa/NR)
320,000 3.550
10/01/2033
319,996
New York State Housing Finance Agency Affordable Housing RB
2026 Series C-2 Sustainability Bonds (Aa2/NR)
350,000 3.200
(a)(b)(e)
05/01/2066
350,658
New York State Housing Finance Agency State Personal Income
Tax RB 2024 Series A-2 (Aa1/NR)
100,000 3.450
(a)(b)
06/15/2054
100,622
New York State Thruway Authority General RB Series P (Aa3/A+)
400,000 5.000
01/01/2049
421,282
New York State Twy Authority General RB
(BAM-TCRS) (Aa3/AA)
100,000 3.000
01/01/2051
74,637
New York Transportation Development Corp. RB for Delta Air
Lines, Inc. Series 2018 (Baa2/NR)
100,000 5.000
01/01/2029
102,887
New York Transportation Development Corp. RB for Delta Air
Lines, Inc. Series 2020 (Baa2/NR)
535,000 5.000
10/01/2035
558,146
New York Transportation Development Corp. RB for Empire State
Thruway Partners LLC Series 2021 (NR/NR)
485,000 4.000
10/31/2034
489,766
New York Transportation Development Corp. Special Facilities
Bonds for Laguardia Airport Terminal B Redevelopment
Project Series 2016A (Baa1/NR)
250,000 5.000
07/01/2041
250,086
New York Transportation Development Corp. Special Facilities RB
for John F. Kennedy International Airport New Terminal One
Project Green Bonds Series 2023 (AMT) (Baa3/AA)
180,000 6.000
06/30/2054
187,673
New York Transportation Development Corp. Special Facility
RB Refunding for American Airlines, Inc. John F. Kennedy
International Airport Project Series 2016 (NR/B+)
250,000 5.000
08/01/2031
249,994
New York Transportation Development Corporation
Special Facilities Bonds, Series 2016A
125,000 4.000
07/01/2035
124,801
New York Transportation Development Corporation Special
Facilities RB, Series 2024 (AMT) (AG) (A1/AA)
100,000 5.000
06/30/2049
100,703
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
New York Transportation Development
Corporation Special Facilities RB, Series 2024
$ 100,000 5.250%
06/30/2049
$ 100,696
New York Transportation Development Corporation Terminal 4
John F. Kennedy International Airport Project Special Facility
RB Series 2020C (Tax-Exempt/NON-AMT) (Baa1/BBB)
100,000 4.000
12/01/2042
95,711
New York Transportation Development Corporation Terminal 4
John F. Kennedy International Airport Project Special Facility
RB, Series 2020C Tax-Exempt/NON-AMT (Baa1/BBB)
225,000 5.000
12/01/2035
240,496
Oneida County Local Development Corp. RB Refunding for
Mohawk Valley Health System Obligated Group Project Series
2019 A (AG) (NR/AA)
200,000 4.000
12/01/2034
202,455
Oneida County Local Development Corp. RB Refunding for
Mohawk Valley Health System Obligated Group Project Series
2019 A (AGM) (NR/AA)
100,000 4.000
12/01/2049
89,964
Oneida Indian Nation Tax RB Series 2024B
(Federally Tax-Exempt) (NR/NR)
250,000 6.000
(c)
09/01/2043
270,961
Onondaga Civic Development Corporation RB Syracuse University
Project Series 2025 (Aa3/AA-)
100,000 4.500
12/01/2050
99,977
Rensselaer County Capital Resource Corporation New York Tax-
Exempt Energy Performance Lease RB Van Rensselaer Manor
Nursing Home Project Series 2026 (NR/AA-)
250,000 5.000
04/01/2033
279,831
Riverhead IDA Economic Job Development Corporation Tax-
Exempt Educational Revenue Refunding Bonds Riverhead
Charter School Project, Series 2025 (NR/BBB-)
100,000 5.250
08/01/2044
103,260
South Orangetown Central School District Rockland County
New York Bond Anticipation Notes 2025 Series B
(ST AID WITHHLDG) (NR/NR)
300,000 4.000
08/05/2026
300,681
State of New York Mortgage Agency Mortgage RB Forty-Ninth
Series (NON-AMT) (A2/A)
130,000 5.000
07/01/2034
130,088
Suffolk County Water Authority New York Water System RB Series
2016 Refunding (NR/AAA)
175,000 4.000
06/01/2030
175,201
The City of Geneva Development Corporation RB Hobart and
William Smith Colleges Project Series 2026 (NR/A-)
300,000 5.000
02/01/2031
324,879
The City of New York GO Bonds Fiscal 2022 Series B and C Tax-
Exempt Bonds, Series C (Aa2/AA)
100,000 5.000
08/01/2027
102,928
The City of New York GO Bonds Fiscal 2025 Series A (Aa2/AA)
250,000 5.000
08/01/2037
277,082
The Genesee County Funding Corporation RB Rochester Regional
Health Energy Projects Series 2025A (NR/BBB+)
250,000 5.000
12/01/2044
257,720
The Port Authority of New York and New Jersey Consolidated
Bonds Two Hundred Twenty-Sixth Series (Aa3/AA-)
130,000 5.000
10/15/2027
133,856
265,000 5.000
10/15/2041
277,554

GOLDMAN SACHS DYNAMIC NEW YORK MUNICIPAL INCOME ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
The Port Authority of New York and New Jersey Consolidated
Bonds, One Hundred Ninety-Seventh Series (Aa3/AA-)
$ 225,000 5.000%
11/15/2041
$ 226,138
The Trust For Cultural Resources of the City of New York RB
Series 2026A Lincoln Center For the Performing Arts Inc.
(A3/A-)
250,000 5.000
12/01/2030
272,158
The Trust for Cultural Resources of the City of New York Revenue
and Refunding Bonds Series 2024A (Aa3/AA-)
100,000 5.000
07/15/2054
104,062
Town of Hempstead Local Development Corporation Education
RB Evergreen Charter School Project Series 2022A (NR/BB)
175,000 5.250
06/15/2042
178,153
Town of Hempstead Local Development Corporation RB Series
2017 (A2/A)
430,000 5.000
07/01/2047
432,693
Town of Hempstead Nassau County New York Public Improvement
Serial Bonds 2025 Series A (Aaa/NR)
200,000 4.000
06/01/2039
207,187
Town of Niskayuna, New York GO Public Improvement Serial
Bonds 2018 (NR/AA+)
180,000 3.625
06/01/2043
179,250
Town of Riverhead New York GO Bond Anticipation Notes 2025
Series B (NR/NR)
200,000 4.000
08/14/2026
200,440
Transportation Infrastructure Properties LLC Trips Obligated
Group Build NYC Resource Corporation Senior Airport
Facilities RB Trips Obligated Group Series 2025 (NR/BBB+)
300,000 5.500
07/01/2055
309,057
Triborough Bridge and Tunnel Authority
205,000 5.000
12/01/2044
222,907
Triborough Bridge and Tunnel Authority
210,000 5.000
11/15/2043
226,779
Triborough Bridge and Tunnel Authority MTA Bridges and
Tunnels Payroll Mobility Tax Senior Lien Bonds Series 2022C
(NR/AA+)
100,000 5.250
05/15/2052
104,610
Triborough Bridge and Tunnel Authority Mta Bridges and Tunnels
Payroll Mobility Tax Senior Lien Refunding Bonds Subseries
2026A-1 (NR/AA+)
200,000 5.000
11/15/2046
213,906
Triborough Bridge and Tunnel Authority MTA Bridges and Tunnels
Real Estate Transfer Tax RB Series 2025A (NR/AA+)
100,000 5.250
05/15/2059
104,391
Triborough Bridge and Tunnel Authority Mta Bridges and Tunnels
Sales Tax RB Series 2022A (NR/AA+)
235,000 4.000
05/15/2052
212,101
Tsasc Inc. Tobacco Settlement Bonds Tobacco Settlement Bonds
Fiscal 2017 Series A (NR/BBB)
300,000 5.000
06/01/2041
302,122
Ulster County Capital Resource Corporation Tax-Exempt Revenue
Refunding Bonds Woodland Pond At New Paltz Project Series
2017 (NR/NR)
100,000 5.000
09/15/2037
100,256
Utility Debt Securitization Authority Restructuring Bonds Series
2025TE-2 (Aaa/AAA)
350,000 5.000
12/15/2039
404,984
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
Utility Debt Securitization Authority Restructuring Bonds Series
2025TE-2 (ST AID WITHHLDG) (Aa2/NR)
$ 100,000 4.000%
06/15/2033
$ 100,071
Westchester County Local Development Corp. Revenue Refunding
Bonds for Kendal on Hudson Project Series 2022B (NR/NR)
75,000 5.000
01/01/2027
75,627
Westchester County Local Development Corporation RB for New
York Blood Center Project Series 2024 (Baa1/NR)
340,000 5.000
07/01/2035
369,946
Westchester County Local Development Corporation RB Series
2026A Senior Lien Sunrise of Tarrytown Project (NR/NR)
100,000 6.000
(c)
12/01/2045
104,109
Yonkers Economic Development Corp. RB Refunding for Charter
School of Educational Excellence Series 2020 A (NR/BB)
200,000 4.000
10/15/2030
198,033
32,066,685
Puerto Rico - 6.9%
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB
Refunding for Senior Lien Series 2020 A (NR/NR)
500,000 5.000
(c)
07/01/2047
501,678
Puerto Rico Commonwealth GO Restructured Bonds Series 2022
A-1 (NR/NR)
100,000 5.750
07/01/2031
108,312
49,000 0.000
(d)
07/01/2033
35,762
50,000 4.000
07/01/2033
50,117
200,000 4.000
07/01/2037
197,706
67,000 4.000
07/01/2046
59,424
Puerto Rico Electric Power Authority Power RB Series 2012A
(NR/NR)
125,000 5.000 *
07/01/2029
92,031
Puerto Rico Electric Power Authority Pwr Revenue Refunding
Bonds VV (NATL) (Baa3/NR)
25,000 5.250
07/01/2030
25,349
Puerto Rico Electric Power Authority RB Refunding Series 2007
UU (AG) (A1/AA)
(3M USD SOFR + 0.52%)
45,000 3.162
(f)
07/01/2029
44,285
Puerto Rico Electricity Power Authority Power RB 2010 AAA
(NR/NR)
150,000 5.250 *
07/01/2027
110,438
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
Restructured Bonds Series A-2 (NR/NR)
254,000 4.329
07/01/2040
253,545
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital
Appreciation Restructured RB Series 2018 A-1 (NR/NR)
242,000 0.000
(d)
07/01/2027
233,960
309,000 0.000
(d)
07/01/2029
280,318
100,000 0.000
(d)
07/01/2031
84,169
151,000 0.000
(d)
07/01/2033
117,595
75,000 0.000
(d)
07/01/2046
27,376
75,000 0.000
(d)
07/01/2051
20,143
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital
Appreciation Restructured RB Series 2019 A-2 (NR/NR)
272,000 4.329
07/01/2040
271,229
Puerto Rico Sales Tax Financing Corporation Sales Tax
Restructured RB Series 2018 A-1 (NR/NR)
167,000 5.000
07/01/2058
165,028
2,678,465

GOLDMAN SACHS DYNAMIC NEW YORK MUNICIPAL INCOME ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Virgin Islands - 1.4%
Matching Fund Special Purpose Securitization Corp. Matching
Fund Securitization Bonds Series 2022A (NR/NR)
$ 250,000 5.000%
10/01/2039
$ 259,668
Matching Fund Special Purpose Securitization Corporation
Matching Fund Securitization Bonds Series 2022A (NR/NR)
100,000 5.000
10/01/2028
103,475
Virgin Islands Transportation & Infrastructure Corporation Grant
Anticipation RB Federal Highway Grant Anticipation Revenue
Loan Note Series 2025 (NR/A)
150,000 5.000
09/01/2030
159,797
522,940
TOTAL MUNICIPAL BONDS
(Cost $36,790,798)
37,236,195
Shares
Dividend
    Rate Value
a
Investment Company - 5.0%
(g)
Goldman Sachs Financial Square Treasury Instruments Fund -
Institutional Shares
1,939,995 3.508% 1,939,995
(Cost $1,939,995)
TOTAL INVESTMENTS - 100.9%
(Cost $38,730,793)
$ 39,176,190
LIABILITIES IN EXCESS
OF OTHER ASSETS
- (0.9)%
(347,001)
NET ASSETS - 100.0%
$ 38,829,189
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*
Security is currently in default and/or non-income producing.
(a)
Variable Rate Demand Instruments – rate shown is that which is in effect on May 31, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
(b)
Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on May 31, 2026.
(c)
Exempt from registration under Rule 144A of the Securities Act of 1933.
(d)
Issued with a zero coupon. Income is recognized through the accretion of discount.
(e)
When-issued security.
(f)
Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on May
31, 2026.
(g)
Represents an affiliated issuer.
Security ratings disclosed, if any, are issued by either S&P Global
Ratings, Moody’s Investor Service or Fitch Ratings and are unaudited.
A brief description of the ratings is available in the Fund’s Statement of
Additional Information.
Investment Abbreviations:
AGC - Insured by Assured Guaranty Corp.
AGM - Insured by Assured Guaranty Municipal Corp.
AMT - Alternative Minimum Tax (subject to)
BAM - Build America Mutual Assurance Co.
FHA - Federal Housing Administration
FNMA - Insured by Federal National Mortgage Association
GO - General Obligation
HUD SECT 8 - Hud Section 8
IDA - Industrial Development Agency
MTA - Metropolitan Transportation Authority
NATL - National Public Finance Guarantee Corp.
RB - Revenue Bond
SOFR - Secured Overnight Financing Rate
ST AID
WITHHLDG
-
State Aid Withholding
TCRS - Transferable Custody Receipts
USD - United States Dollar

GOLDMAN SACHS DYNAMIC NEW YORK MUNICIPAL INCOME ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Additional Investment Information
FUTURES CONTRACTS
— At May 31, 2026, the Portfolio had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized Appreciation/
(Depreciation)
Short position contracts:
U.S. Treasury Ultra Bond (7) 09/21/26 $ (802,156) $ (3,575)

Goldman Sachs Municipal Income ETF
Schedule of Investments
May 31, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds - 101.1%
Alabama - 4.2%
Board of Trustees of Alabama State University General Tuition and
Fee RB Series 2025 (AG) (A1/AA)
$ 500,000 5.250%
09/01/2038
$ 559,923
Board of Trustees of The Alabama Community College System
Wallace State Community College Hanceville RB Series 2025
(BAM) (A1/AA)
500,000 5.250
11/01/2036
564,403
Jefferson County Alabama Sewer Revenue Warrants Series 2024
(Baa1/BBB+)
100,000 5.250
10/01/2042
108,502
Southeast Alabama Gas Supply District Gas Supply RB Refunding
Series 2024B (A1/NR)
325,000 5.000
(a)(b)
06/01/2049
342,577
Southeast Energy Authority A Cooperative District Energy Supply
RB Series 2025B (A1/NR)
200,000 5.250
(a)(b)
03/01/2055
207,646
Southeast Energy Authority A Cooperative District Energy Supply
RB, Series 2025E (Aa3/NR)
3,230,000 5.000
10/01/2030
3,460,530
Southeast Energy Authority A Cooperative District Energy Supply
RB, Series 2025H (A1/NR)
225,000 5.000
11/01/2035
239,750
Southeast Energy Authority Commodity Supply RB Series 2022A-
1 (A1/NR)
615,000 5.500
(a)(b)
01/01/2053
654,025
Southeast Energy Authority, A Cooperative District Energy Supply
RB Series 2025C (Aa1/NR)
900,000 5.000
(a)(b)
05/01/2055
962,038
The Black Belt Energy District Gas Supply RB Series 2021A
(Aa1/NR)
250,000 4.000
(a)(b)
06/01/2051
254,211
The Black Belt Energy Gas District Gas Project RB 2025 Series F
(NR/AA-)
250,000 5.000
12/01/2035
265,756
The Black Belt Energy Gas District Gas Project RB 2026 Series A
(A3/AA+)
1,000,000 5.000
12/01/2034
1,057,023
The Black Belt Energy Gas District Gas Project Revenue
Refunding Bonds 2025 Series D (Aa3/NR)
850,000 5.000
(a)(b)
12/01/2055
905,894
The Educational Building Authority of The City of Homewood
Alabama Lease RB Tax-Exempt Series 2024-A (Baa2/NR)
500,000 5.500
10/01/2049
511,748
The Educational Building Authority of The City of Homewood
Alabama RB Tax-Exempt Series 2024-C (Baa2/NR)
500,000 5.500
10/01/2049
511,748
The Industrial Development Board of The City of Mobile Alabama
Pollution Control RB Alabama Power Company Barry Plant
Project Series 2008 (A1/A/A-1) (PUTABLE)
500,000 2.750
(a)(b)
07/15/2034
496,656
The Industrial Development Board of The City of Mobile Alabama
Pollution Control RB Alabama Power Company Barry Plant
Project, Series 2007-A (A1/A) (PUTABLE)
540,000 3.375
(a)(b)
06/01/2034
545,274
The Public Educational Building Authority of Jacksonville Higher
Educational Facilities RB for JSU Foundation Project Series
2024 Consisting of: Series 2024-A (BAM) (Baa2/AA)
195,000 5.250
08/01/2049
202,084
11,849,788
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Alaska - 0.2%
Alaska Industrial Development and Export Authority Power
Revenue Refunding Bonds Series 2015 (Baa2/NR)
$ 500,000 4.000%
01/01/2028
$ 499,989
a a
Arizona - 3.0%
Arizona Health Facilites Authority Revenue Bonds Banner Health
2007B (NR/AA-)
1,500,000 3.310
(b) (c)
01/01/2037
1,501,538
Arizona Health Facilites Authority Revenue Bonds Banner Health
2007B (NR/NR)
1,395,000 3.310
(c)
01/01/2037
1,395,000
City of Chandler IDA RB for Intel Corp. Project Series 2022-2
(Baa2/BBB)
1,000,000 5.000
(a)(b)
09/01/2052
1,012,373
City of Garden City Kansas Sales Tax Special Obligation RB
Sports of The World Star Bond Project Phase II Series 2025
(NR/AA-)
1,000,000 5.000
05/15/2043
1,078,726
City of Glendale Arizona Senior Lien Water and Sewer Revenue
and Revenue Refunding Obligations Series 2025 (NR/AA)
100,000 5.000
07/01/2038
112,474
City of Phoenix Civic Improvement Corporation Junior Lien
Airport RB Series 2019B (AMT) (Aa3/AA-)
125,000 5.000
07/01/2035
130,466
Kayenta Unified School District No. 27 of Navajo County Arizona
Impact Aid RB Series 2025 (NR/A+)
440,000 5.000
07/01/2030
461,073
The Industrial Development Authority of The City of Chandler
Arizona Industrial Development RB Series 2019
(AMT) (Baa2/BBB)
120,000 4.000
(a)(b)
06/01/2049
121,905
The Industrial Development Authority of the County of Maricopa
Education RB Legacy Traditional Schools – Clemmons North
Carolina Campus Project Series 2026A (NR/BBB-)
500,000 4.000
07/01/2034
491,489
The Industrial Development Authority of the County of Maricopa
Forward Delivery RB Banner Health Series 2026D (NR/AA-)
1,000,000 5.000
(d)
01/01/2031
1,074,357
The Industrial Development Authority of The County of Maricopa
RB Banner Health (NR/AA-)
890,000 4.000
01/01/2041
890,905
8,270,306
California - 7.4%
Burbank-Pasadena-Glendale Airport Authority Airport Senior RB
2026 Series B (AMT) (AG) (A1/AA)
1,500,000 5.250
07/01/2046
1,615,489
California Community Choice Financing Authority Clean Energy
Project RB Series 2023B (A1/NR)
125,000 5.000
(a)(b)
07/01/2053
130,635
California Community Choice Financing Authority Clean Energy
Project RB Series 2026A-1 (A1/NR)
460,000 5.000
(a)(b)
04/01/2056
497,108
California Community Choice Financing Authority Clean Energy
Project RB Term Rate Green Bonds Series 2024F (Aa3/NR)
520,000 5.000
(a)(b)
02/01/2055
553,856
California Enterprise Development Authority RB Milken
Community School Project Series 2026B (NR/BBB+)
650,000 5.000
07/01/2036
732,674

Goldman Sachs Municipal Income ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
California Health Facilities Financing Authority Providence St.
Joseph Health RB Series 2025C (NR/A)
$ 250,000 5.250%
(a)(b)
10/01/2050
$ 282,380
California Health Facilities Financing Authority RB Adventist
Health System West Series 2024A (NR/BBB+)
500,000 5.000
12/01/2028
523,875
California Health Facilities Financing Authority RB Scripps Health
Series 2024B (NR/AA-)
100,000 5.000
(a)(b)
11/15/2061
109,689
California Health Facilities Financing Authority Refunding RB
Adventist Health System West Series 2016A (NR/BBB+)
210,000 4.000
03/01/2039
202,098
California Housing Finance Agency Limited Obligation
Multifamily Housing RB Santa Monica Christian Towers 2026
Issue I (HUD SECT 8) (Aa1/NR)
500,000 2.600
(a)(b)
10/01/2047
493,572
California Infrastructure and Economic Development Bank Clean
Water State Revolving Fund RB, Series 2017 (Aaa/AAA)
250,000 5.000
10/01/2036
254,453
California Municipal Finance Authority RB Sfmta
Potrero Yard Modernization Project Series 2026B
(Tax-Exempt Milestone Bonds) (A2/NR)
1,000,000 5.000
06/30/2032
1,076,696
California Pollution Control Financing Authority Water Furnishing
RB for Poseidon Resources LP Desalination Project Series
2012 (AMT) (Baa2/NR)
2,000,000 5.000
(e)
11/21/2045
2,000,221
California School Finance Authority Charter School RB Larchmont
Charter School Project Series 2026 (NR/BB+)
255,000 5.000
(e)
06/01/2037
265,224
California School Finance Authority Charter School RB Orange
Springs Obligated Group Series 2026A (NR/BB+)
250,000 5.375
(e)
07/01/2046
245,318
California School Finance Authority Educational Facilities RB
New Designs Charter School Project Series 2024A (NR/BB+)
100,000 4.750
(e)
06/01/2044
98,976
California Statewide Communities Development Authority Open
Pace Property Assessed Clean Energy Limited Obligation
Improvement Bonds Series 2026 Greenrock Hr Ontario Hotel
Project Tax-Exempt (NR/NR)
265,000 5.000
(e)
09/02/2040
270,924
California Statewide Communities Development Authority RB
Adventist Health System West Series 2018A (NR/BBB+)
865,000 3.500
03/01/2038
791,656
California Statewide Communities Development Authority RB
John Muir Health Series 2018A (A2/A)
2,305,000 5.000
12/01/2053
2,307,725
City and County of San Francisco Multifamily Housing RB
Sunnydale Hope SF Block 9 Series 2025B-2 (Aa1/NR)
125,000 3.350
(a)(b)
08/01/2029
126,421
Department of Airports of The City of Los Angeles California,
Los Angeles International Airport Subordinate Revenue and
Refunding RB 2025 Series A (Aa3/NR)
100,000 5.000
05/15/2030
107,801
Department of Water and Power of The City of Los Angeles Power
System RB 2018 Series D (Aa3/A)
100,000 5.000
07/01/2048
101,359
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California – (continued)
Department of Water and Power of The City of Los Angeles Power
System RB 2025 Series B (Aa3/NR)
$ 250,000 5.000%
07/01/2034
$ 281,052
Department of Water and Power of The City of Los Angeles Power
System RB, 2024 Series A (Aa3/A)
555,000 5.000
07/01/2028
579,391
El Centro Elementary School District Imperial County California
2025 GO Bond Anticipation Notes Series A-2 (NR/A+)
500,000 5.000
06/15/2030
547,882
El Monte City School District Los Angeles County California 2026
GO Refunding Bonds Forward Delivery (AG) (NR/AA)
500,000 5.000
08/01/2046
547,954
Equitable School Revolving Fund California Infrastructure
and Economic Development Bank Series 2024 B
(Social Bonds) (NR/A+)
100,000 5.000
11/01/2029
106,002
Eureka California University School District Go Bonds Election of
2002 2005 (NATL) (Baa3/A+)
2,165,000 0.000
(f)
08/01/2038
1,344,300
Roseville Joint Union High School District (Aa2/NR)
1,175,000 5.000
(d)
08/01/2028
1,223,270
Sacramento County Financing Authority RB Series 2007B
(NATL) (Aa3/AA-)
(3M USD SOFR + 0.55%)
770,000 3.182
(c)
06/01/2034
757,274
San Diego County Regional Airport Authority
Senior Airport RB Series 2025A
500,000 5.000
07/01/2030
539,636
Santa Rita Union Elementary School District School Facilities
Improvement District No. 2022-1 Monterey County, California
2025 GO Bond Anticipation Notes (Aa3/NR)
500,000 0.000
(f)
08/01/2030
438,520
Southern California Public Power Authority A Public Entity
Organized Under The Laws of The State of California
Southern Transmission System Renewal Project RB 2025-2
(Aa3/NR)
500,000 5.000
(a)(b)
07/01/2053
523,516
State of California Various Purpose GO Bonds (Aa2/AA-)
1,000,000 7.500
04/01/2034
1,143,138
20,820,085
Colorado - 3.3%
City and County of Denver, Colorado, Airport System Subordinate
RB Series 2018A (AMT) (A1/A+)
130,000 5.000
12/01/2043
132,668
Colorado Educational and Cultural Facilities Authority Charter
School RB Roosevelt Charter Academy Project Series 2025A
(BAM MORAL OBLG) (NR/AA)
250,000 5.000
07/01/2055
252,348
Colorado Educational and Cultural Facilities Authority Independent
School RB Fountain Valley School of Colorado Project Series
2026 (NR/BBB-)
250,000 4.250
06/01/2036
244,913
Colorado Health Facilities Authority Hospital RB, Series 2025A
(Aa2/AA)
200,000 5.000
(a)(b)
11/15/2060
215,732
Colorado Health Facilities Authority RB for Commonspirit Health
Series 2019B-2 (A3/A-)
95,000 5.000
(a)(b)
08/01/2049
95,078

Goldman Sachs Municipal Income ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Colorado – (continued)
Colorado Health Facilities Authority RB for Intermountain
Healthcare Series 2022C (Aa1/AA+)
$ 455,000 5.000%
(a)(b)
05/15/2062
$ 476,492
Colorado Health Facilities Authority RB Refunding for
CommonSpirit Health Obligated Group Series 2019 A-2
(A3/A-)
1,250,000 3.250
08/01/2049
962,351
Colorado Health Facilities Authority RB Series 2019A (NR/A+)
150,000 5.000
11/01/2028
157,294
Colorado Health Facilities Authority Revenue Refunding
and Improvement Bonds Series 2026 Christian Living
Communities Obligated Group (NR/NR)
1,325,000 5.000
01/01/2035
1,469,565
Colorado Housing and Finance Authority For the Benefit of
Creekside Lllp Multifamily Housing RB Creekside Flats
Project Series 2026 (Aa1/NR)
1,000,000 3.000
(a)(b)
05/01/2048
1,000,000
Colorado Housing and Finance Authority Multifamily Housing RB
Albion Apartments Project, Series 2025 (Aa1/NR)
500,000 3.375
(a)(b)
07/01/2044
502,523
Denver Convention Center Hotel Authority Convention Center
Hotel Senior Revenue Refunding Bonds, Series 2016
(Baa2/BBB-)
500,000 5.000
12/01/2040
501,042
Denver Health & Hospital Authority RB Series 2019 A (NR/BBB)
285,000 4.000
12/01/2040
264,514
Independence Water & Sanitation District Special Revenue
Refunding and Improvement Bonds Series 2024 (NR/NR)
1,000,000 5.125
12/01/2033
1,038,946
Northglenn Urban Renewal Authority Tax Allocation for Urban
Renewal Plan 2 Series 2019 (NR/BBB-)
290,000 4.000
12/01/2029
294,997
Prairie Center Metropolitan District No. 3 In The City of Brighton
Adams County Colorado Limited Property Tax Supported
Primary Improvements RB Series 2024A (NR/NR)
500,000 5.875
12/15/2046
529,107
Regional Transportation District Private Activity Bonds for Denver
Transit Partners Eagle P3 Project Series 2020 (Baa1/NR)
715,000 5.000
01/15/2029
745,699
Regional Transportation District Sales Tax RB for Fastracks Project
Series 2016A (Aa2/AAA)
380,000 5.000
11/01/2046
381,262
Trails at Crowfoot Metropolitan District No. 3 in the Town of
Parker Colorado GO Limited Tax Refunding Bonds Series
2024A (AGC) (NR/AA)
100,000 5.000
12/01/2027
103,023
9,367,554
Connecticut - 0.4%
City of Hartford Connecticut Special Obligation Refunding Bonds
State Contract Assistance Series 2025 (Aa2/AA-)
250,000 5.000
07/15/2027
256,622
Town of East Lyme Connecticut GO Bond Anticipation Notes
(NR/NR)
1,000,000 4.000
08/06/2026
1,001,823
1,258,445
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Delaware - 0.3%
The Delaware Economic Development Authority Exempt
Facility Refunding RB,Nrg Energy Project Series 2020AB
(NON-AMT) (Baa3/BBB-) (PUTABLE)
$ 500,000 4.000%
(a)(b)
10/01/2040
$ 504,106
The Delaware Economic Development Authority Gas Facilities
Refunding RB Delmarva Power & Light Company Project
2020, Series A (A2/A)
260,000 3.600
01/01/2031
268,074
772,180
District of Columbia - 0.6%
District Columbia Univ Rev Ref Bds Georgetown Univ 2025 A
(A3/A-)
750,000 5.000
(a)(b)
04/01/2060
825,711
District of Columbia Water and Sewer Authority Public Utility
Subordinate Lien Multimodal RB Daily Rate Period Subseries
2025C-2 (Aa2/AA+/A-1)
615,000 2.850
(a)(b)
10/01/2060
615,000
Metropolitan Washington Airports Authority Airport
System Revenue and Refunding Bonds, Series 2025-
A  (AMT) (Aa3/AA-)
250,000 5.000
10/01/2030
269,811
Metropolitan Washington Airports Authority Dulles Toll Road
Subordinate Lien Revenue Refunding Bonds for Dulles
Metrorail and Capital Improvement Projects Series 2019B
(Baa2/A-)
100,000 4.000
10/01/2035
100,980
1,811,502
Florida - 9.9%
Aberdeen Community Development District Special Assessment
Refunding Series 2020 A-1 (AG) (NR/AA)
265,000 3.250
05/01/2036
247,113
Alachua County Health Facilities Authority Continuing Care
Retirement Community RB Oak Hammock at The University
of Florida, Inc. Project Series 2025B-1 (NR/NR)
735,000 4.000
10/01/2030
735,511
Aventura Isles Community Development District Miami-Dade
County Florida Special Assessment Refunding Bonds Series
2024 (NR/NR)
200,000 5.000
05/01/2027
202,209
Babcock Ranch Community Independent Special District Special
Assessment Area 2C Series 2020 (NR/NR)
775,000 4.000
05/01/2040
750,696
Black Creek Community Development District Special Assessment
Bonds Series 2020 (NR/NR)
395,000 3.750
06/15/2040
362,780
Broward County Florida Convention Center Hotel First Tier RB
Series 2022 (Aaa/AAA)
200,000 5.000
01/01/2040
215,396
Capital Projects Finance Authority Educational Facilities RB
Imagine School At North Port Project (NR/NR)
100,000 6.250
(e)
06/15/2045
101,867
Capital Trust Authority Health Care Facilities Revenue and
Revenue Refunding Bonds UF Health Projects Series 2025A
(A3/A)
750,000 5.000
12/01/2030
810,878
City of Deerfield Beach Florida Capital Improvement RB Series
2018 (NR/AA)
1,000,000 5.250
12/01/2041
1,040,479

Goldman Sachs Municipal Income ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
City of West Palm Beach Utility System RB Series 2017 A
(Aa2/AA+)
$ 1,500,000 5.000%
10/01/2042
$ 1,522,043
Corkscrew Farms Community Development District Lee County
Florida Special Assessment Bonds Series 2017 (NR/NR)
255,000 5.000
(e)
11/01/2038
262,593
County of Osceola Transportation RB Refunding Series 2019 A-1
(NR/BBB+)
525,000 5.000
10/01/2038
537,573
1,000,000 5.000
10/01/2039
1,021,726
Crossings Community Development District Osceola County
Special Assessment Bonds Series 2024 (NR/NR)
75,000 5.350
05/01/2044
76,854
Cypress Creek Reserve Community Development District Polk
County Florida Special Assessment Bonds, Series 2025
(NR/NR)
150,000 4.750
05/01/2035
154,086
Epmore Community Development District Miami-Dade County
Florida Special Assessment Bonds Series 2026 2026 Project
(NR/NR)
365,000 4.000
05/01/2033
357,164
Esplanade Lake Club Community Development District Special
Assessment for Capital Improvement Program Series 2019 A-1
(NR/NR)
520,000 4.000
11/01/2040
495,482
Florida Development Finance Corp. Educational Facilities RB
for Saint Andrew's School of Boca Raton, Inc. Project Series
2024A (NR/BBB+)
125,000 5.250
06/01/2044
128,657
Florida Development Finance Corp. RB for Imagine School at
Broward Series 2019 A (Baa3/NR)
425,000 4.000
(e)
12/15/2029
424,380
Florida Development Finance Corporation Healthcare Facilities
RB Tampa General Hospital Project Series 2026B Term Mode
(NR/A-)
500,000 5.000
(a)(b)
08/01/2056
540,351
Florida Housing Finance Corporation Multifamily Mortgage RB
2026 Series A Capri Place (Aa1/NR)
1,900,000 3.000
(a)(b)
02/01/2044
1,898,782
Hammock Oaks Community Development District Town of Lady
Lake Florida Special Assessment Bonds Series 2025 (NR/NR)
150,000 4.500
(e)
05/01/2032
152,784
Highlands County Health Facilities Authority Hospital RB Series
2025C Adventhealth Obligated Group (Aa2/AA/A-1)
3,605,000 2.900
(a)(b)
11/15/2060
3,605,000
Hills Minneola Community Development District Special
Assessments for South Parcel Assessment Area Series 2020
(NR/NR)
1,000,000 4.000
(e)
05/01/2040
944,556
Housing Finance Authority of Hillsborough County
Multifamily Housing Zion Village RB Series 2024
(HUD SECT 8) (Aa1/NR)
125,000 3.250
(a)(b)
09/01/2042
125,081
Housing Finance Authority of Miami-Dade County Florida
Multifamily Housing RB Series 2025A (Aa1/NR)
500,000 3.250
(a)(b)
02/01/2044
502,793
Housing Finance Authority of Pinellas County, Florida Multifamily
Housing RB Series 2025 (NR/AA+) (PUTABLE)
145,000 3.400
(a)(b)
07/01/2028
145,629
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Hunt Club Grove Community Development District City of  Lake
Wales Florida Special Assessment Bonds Series 2026
Assessment Area Two (NR/NR)
$ 100,000 4.000%
12/15/2033
$ 98,765
Ibis Landing Community Development District Lee County Florida
Special Assessment Bonds Series 2025 (NR/NR)
150,000 4.125
06/15/2030
151,091
Jacksonville Housing Finance Authority Multifamily Housing RB
Series 2025 (Aa1/NR)
125,000 3.400
(a)(b)
07/01/2058
125,299
Jea Water and Sewer System RB 2025 Series A (Aa1/AA+)
250,000 5.250
10/01/2049
268,902
Kingston One Community Development District Lee County
Florida Special Assessment Bonds Series 2025 (NR/NR)
590,000 5.000
05/01/2035
613,500
Lakewood Ranch Stewardship District Special Assessment RB for
Cresswind Project Series 2019 (NR/NR)
495,000 4.400
05/01/2039
499,007
Lakewood Ranch Stewardship District Special Assessment RB for
Lakewood Centre North Project Series 2015 (NR/NR)
705,000 4.875
05/01/2045
705,065
Lee County Florida Airport RB Series 2026A-2
(Put Bonds ) (AMT) (A2/NR)
1,000,000 5.000
(a)(b)
10/01/2056
1,073,728
Lee County Industrial Development Authority Healthcare Facilities
Refunding RB Cypress Cove At Healthpark Florida Inc.
Project Series 2026 (NR/NR)
500,000 5.250
(d)(e)
10/01/2044
503,351
Liberty Cove Community Development District Special
Assessment RB Series 2024 (NR/NR)
70,000 4.800
05/01/2031
70,697
Lowery Hills Community Development District City of Lake
Alfred Florida Special Assessment Bonds Series 2025
Assessment Area One (NR/NR)
90,000 4.550
(e)
05/01/2032
91,075
Metropica Community Development District Broward County
Florida Special Assessment Bonds Series 2026 Assessment
Area One – Phase One Project (NR/NR)
415,000 5.350
05/01/2046
417,488
Miami Dade County Aviation Revenue Refunding Bonds Series
2015A (NR/A+)
150,000 5.000
10/01/2038
150,379
Miami Dade County Aviation Revenue Refunding Bonds Series
2017B (AMT) (NR/A+)
500,000 5.000
10/01/2040
506,953
Miami-Dade County Expressway Authority Toll System  RB, Series
2010 A (A3/A)
500,000 5.000
07/01/2040
500,307
Miami-Dade County Florida Subordinate Special Obligation Bonds
Series 2009 (Aa3/A+)
250,000 0.000
(f)
10/01/2031
210,897
Newton Road Community Development District Miami-Dade
County Florida Special Assessment Bonds Series 2025
(NR/NR)
325,000 4.000
(e)
06/15/2030
323,988
Orange County Health Facilities Authority Hospital RB Orlando
Health Obligated Group Series 2023A (A2/A+)
100,000 5.000
10/01/2038
108,092

Goldman Sachs Municipal Income ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Palm Beach County Florida RB Provident Group - PBAU
Properties Ii Llc - Palm Beach Atlantic University Project
Senior Series 2025A (NR/NR)
$ 500,000 5.500%
(e)
10/01/2045
$ 521,451
Peace Creek Village Community Development District City of
Winter Haven Florida Special Assessment Bonds Series 2025
(NR/NR)
85,000 4.500
(e)
05/01/2032
86,075
Pinellas County Industrial Development Authority RB for
Drs. Kiran & Pallavi Patel 2017 Foundation for Global
Understanding, Inc. Project Series 2019 (NR/NR)
100,000 5.000
07/01/2039
101,119
Radiance Community Development District Flagler County Florida
Special Assessment Bonds Series 2025 (NR/NR)
100,000 6.200
(e)
05/01/2045
104,859
Sarasota County Public Hospital District Fixed Rate Hospital RB
Series 2018 (Aa3/NR)
185,000 4.000
07/01/2048
165,647
School District of Broward County Florida GO School Refunding
Bonds Series 2026 (Aa3/NR)
1,000,000 5.000
07/01/2037
1,149,805
Seminole County Sales Tax Revenue Refunding Bonds Series
2005B (NATL) (Aa1/AA)
115,000 5.250
10/01/2026
116,012
South Broward Hospital District Refunding RB for South Broward
Hospital District Obligated Group Series 2016 (Aa3/AA)
100,000 5.000
05/01/2028
100,169
Southpointe of Manatee County Community Development District
Manatee County Florida Special Assessment Bonds Series
2026 Assessment Area One (NR/NR)
100,000 4.000
05/01/2033
98,473
The School Board of Pinellas County Florida Certificates of
Participation The School Board of Pinellas County Florida
Master Lease Program Series 2021A (A2/NR)
190,000 5.000
07/01/2033
208,896
Tradition Community Development District No. 9 Port St. Lucie,
Florida Special Assessment Bonds Series 2025 (NR/NR)
100,000 5.400
05/01/2045
102,122
Verano #1 Community Development District Special Assessment
Bonds for District #1 Project Series 2015 (NR/NR)
145,000 5.250
11/01/2046
146,815
Volusia County Educational Facilities Authority Educational
Facilities Revenue Refunding Bonds Stetson University Inc.
Project Series 2025 (Baa1/BBB+)
200,000 5.000
06/01/2034
214,653
West Port East Community Development District Charlotte County
Florida Special Assessment Bonds Series 2025 (NR/NR)
240,000 4.850
(e)
05/01/2035
248,502
Westview South Community Development District Counties of
Osceola and Polk Florida Special Assessment Bonds Series
2025 (NR/NR)
65,000 4.050
(e)
05/01/2030
65,148
Wildblue Community Development District Special Assessment
Bonds Series 2019 (NR/NR)
500,000 4.250
(e)
06/15/2039
481,941
27,692,734
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Georgia - 1.4%
Development Authority of Burke County Georgia Pollution Control
RB Georgia Power Company Plant Vogtle Project Fourth Series
1994 (A3/A) (PUTABLE)
$ 300,000 3.000%
(a)(b)
10/01/2032
$ 301,231
Development Authority of Cobb County Student Housing
Refunding and RB Ksu Housing Real Estate Foundations
Projects Senior Series 2026A (A1/NR)
1,000,000 5.000
06/15/2029
1,060,419
Development Authority of The Unified Government of Athens-
Clarke County Georgia University of Georgia Project - Bolton
Commons LLC Refunding RB Series 2024 (Aa3/NR)
100,000 3.000
06/15/2039
91,530
Main Street Energy, Inc. Energy Project RB, Series 2025D
(A3/NR)
1,500,000 5.000
12/01/2033
1,588,565
Main Street Natural Gas Inc. Gas Supply RB Series 2023A
(A3/NR)
45,000 5.000
(a)(b)
06/01/2053
47,207
Main Street Natural Gas Inc. Gas Supply RB Series 2025A
(Aa2/NR)
155,000 5.000
(a)(b)
06/01/2055
166,648
Main Street Natural Gas, Inc. Gas Supply RB Series 2025B
(A3/NR)
500,000 5.000
(a)(b)
12/01/2055
529,958
Private Colleges and Universities Authority Emory University RB,
Series 2025A (Aa2/AA)
200,000 5.250
09/01/2040
227,299
4,012,857
Guam - 1.0%
A.B. Won Pat International Airport Authority Guam General RB
2024 Series A (AMT) (Baa2/NR)
250,000 5.250
10/01/2043
261,220
Government of Guam Business Privilege Tax Refunding Bonds,
Series 2025G (Baa3/NR)
1,100,000 5.000
01/01/2028
1,128,197
Guam Government RB Refunding Series 2021 F (Baa3/NR)
100,000 4.000
01/01/2042
96,962
Guam Power Authority Refunding RB Series 2024 A (Baa2/BBB)
375,000 5.000
10/01/2044
391,763
Guam Power Authority Revenue Refunding Bonds 2022 Series A
(Baa2/BBB)
750,000 5.000
10/01/2031
801,196
2,679,338
Illinois - 9.8%
Board of Education of The City of Chicago Unlimited
Tax GO Bonds Dedicated Revenues Series 2012A
(BAM-TCRS) (NR/AA)
500,000 5.000
12/01/2042
500,257
Board of Education of The City of Chicago Unlimited Tax
GO Refunding Bonds Dedicated Revenues Series 2017B
(NR/BB+)
500,000 6.750
(e)
12/01/2030
519,451
Board of Education of The City of Chicago Unlimited Tax
GO Refunding Bonds Dedicated Revenues Series 2025B
(NR/BB+)
270,000 6.000
12/01/2038
294,757

Goldman Sachs Municipal Income ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Illinois – (continued)
Bridgeview Finance Corporation Sales Tax Securitized Bonds
Series 2017A (NR/NR)
$ 545,000 5.000%
12/01/2042
$ 549,084
Chicago Ill GO Bonds 2024A (AG-CR) (A1/AA)
1,000,000 5.000
01/01/2042
1,037,483
Chicago Illinois Board of Education Dedicated Capital
Improvement Series 2016 (NR/NR)
1,000,000 6.000
04/01/2046
1,012,300
Chicago Illinois Board of Education GO Bonds Capital
Appreciation for School Reform Series 1998 B-1
(NATL) (Baa3/BB+)
105,000 0.000
(f)
12/01/2030
88,891
Chicago Illinois Board of Education GO Bonds Capital
Appreciation for School Reform Series 1999 A
(NATL) (Baa3/BB+)
830,000 0.000
(f)
12/01/2027
787,379
1,000,000 0.000
(f)
12/01/2028
914,817
Chicago Illinois Board of Education Unlimited Tax GO Refunding
Bonds for Dedicated Revenues Series 2009 E (Ba1/BB+)
255,000 6.038
12/01/2029
250,896
Chicago Illinois Board of Education Unlimited Tax GO Refunding
Bonds for Dedicated Revenues Series 2018 A (AG) (NR/AA)
500,000 5.000
12/01/2034
514,680
Chicago Illinois GO Bonds Series 2019 (NR/BBB)
910,000 5.000
01/01/2031
930,315
City of  Chicago GO Bonds, Series 2025E (NR/BBB)
280,000 5.500
01/01/2041
294,219
City of Chicago Chicago O’Hare International Airport General
Airport Senior Lien RB Series 2017D (AMT) (NR/A+)
135,000 5.000
01/01/2035
136,186
City of Chicago Chicago O’Hare International Airport General
Airport Senior Lien RB, Series 2017D (AMT) (NR/A+)
1,000,000 5.000
01/01/2037
1,007,770
City of Chicago Multi-Family Housing RB The Ave Sw Project
Series 2025 (Aa1/NR)
150,000 3.200
(a)(b)
10/01/2028
150,403
City of Chicago Second Lein Wastewater Transmission RB,
Refunding Series 2023B (AG) (NR/AA)
330,000 5.000
01/01/2039
354,873
City of Chicago Second Lien Wastewater Transmission RB
Refunding Series 2024B (BAM) (NR/AA)
150,000 5.000
01/01/2031
163,145
City of Chicago Second Lien Water Revenue Refunding Bonds
Series 2004 (NR/A+)
115,000 5.000
11/01/2026
115,986
City of Chicago Second Lien Water Revenue Refunding Bonds
Series 2017 (NR/A+)
1,000,000 5.000
11/01/2027
1,029,929
City of Springfield Illinois Senior Lien Electric Revenue
Refunding Bonds Series of 2024 (BAM) (A3/AA)
100,000 5.000
03/01/2030
107,072
Community Consolidated School District Number 65 Cook County
Illinois Evanston/Skokie GO Limited Tax School Bonds,
Series 2025A (AG) (Aa3/AA)
400,000 5.000
12/01/2034
446,167
Forest Preserve District of Will County Illinois GO Limited Tax
Bonds Series 2024 (Aa1/NR)
100,000 5.000
12/15/2041
107,902
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Illinois – (continued)
Illinois Development Finance Authority Variable Rate RB St.
Vincent De Paul Center Project Series 2000A (Aa3/AA)
$ 350,000 2.850%
(a)(b)
11/15/2039
$ 346,300
Illinois Finance Authority Depaul University RB Series 2016
(A1/A)
350,000 5.000
10/01/2041
350,897
Illinois Finance Authority Graduate and Professional Student Loan
Program RB Midwestern University Foundation Senior Series
2025A (NR/AAA)
440,000 5.000
07/01/2029
457,692
Illinois Finance Authority Illinois Finance Authority RB Series
2025A-1 (NR/A+)
250,000 5.000
(a)(b)
08/15/2054
269,558
Illinois Finance Authority RB for DuPage County Community
High School District No. 99 Downers Grove Series 2020 A
(NR/AA+)
450,000 3.000
12/15/2036
421,845
Illinois Finance Authority RB Series 2016A Presbyterian Homes
Obligated Group (NR/NR)
1,000,000 5.000
11/01/2027
1,009,202
Illinois Finance Authority RB Series 2017A Northwestern
Memorial Healthcare (Aa2/AA+)
600,000 5.000
07/15/2042
610,367
Illinois Finance Authority RB The University of Chicago Series
2024A (Aa2/AA-)
1,675,000 5.250
04/01/2043
1,821,016
Illinois Finance Authority RB, Series 2025B-1
1,000,000 4.100
05/01/2031
999,383
Illinois Finance Authority Revenue Refunding Bonds Series 2026
Presbyterian Living Obligated Group Series 2026B Bonds
(NR/NR)
1,330,000 5.000
(d)
05/01/2028
1,369,531
Illinois Finance Authority State of Illinois Clean Water Initiative
Revolving Fund RB, Series 2020 (NR/AAA)
175,000 4.000
07/01/2038
177,227
Illinois Finance Authority Tax-Exempt Surface Freight Transfer
Facilities RB for Centerpoint Joliet Terminal Railroad Project
Series 2020 (NR/BBB+)
1,000,000 4.125
(a)(b)(e)
12/01/2050
999,608
Illinois Housing Development Authority Multifamily Housing RB
Series 2026 Island  Terrace (Aa1/NR)
1,750,000 2.800
(a)(b)
04/01/2029
1,740,917
Illinois State GO Bonds June 2016 (BAM-TCRS) (NR/AA)
435,000 4.000
06/01/2041
421,763
Metropolitan Pier & Exposition Authority Mccormick Place
Expansion Project Refunding Bonds Series 2024B (NR/A)
350,000 4.000
12/15/2027
354,357
Metropolitan Pier & Exposition Authority RB Refunding Capital
Appreciation for McCormick Place Expansion Project Series
2010 B1 (AG) (A1/AA)
350,000 0.000
(f)
06/15/2044
158,917
Metropolitan Pier and Exposition Authority RB Refunding for
McCormick Place Expansion Project Series 2024 B (NR/A)
100,000 5.000
06/15/2053
100,870
Regional Transportation Authority Ill Go Bds 2004A
(AG) (Aa2/AA)
750,000 5.750
06/01/2034
844,471

Goldman Sachs Municipal Income ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Illinois – (continued)
Sales Tax Securitization Corp. Second Lien Sales Tax
Securitization Bonds Series 2021A (NR/A+)
$ 140,000 5.000%
01/01/2032
$ 153,296
School District Number 97 Cook County Illinois Oak Park GO
School Bonds Series 2020 (Aa2/NR)
145,000 4.000
01/01/2030
147,698
State of Illinois GO Bonds Series 2019B (A2/A-)
425,000 4.000
11/01/2034
428,204
State of Illinois GO Bonds Series of May 2018A (A2/A-)
450,000 5.000
05/01/2032
465,191
State of Illinois GO Bonds Series of May 2024B (A2/A-)
135,000 5.250
05/01/2043
144,481
The County of Cook Illinois Sales Tax RB Series 2024 (NR/AA-)
1,610,000 5.000
11/15/2042
1,705,978
The Industrial Development Authority of The City of Glendale
Arizona RB Midwestern University Series 2025 (A2/A-)
500,000 5.000
12/01/2047
508,788
27,321,519
Indiana - 1.3%
City of Whiting Environmental Facilities Refunding RB for
BP Products North America Inc. Project Series 2019A
(A1/A-) (PUTABLE)
100,000 5.000
(a)(b)
12/01/2044
100,021
Indiana Finance Authority Educational Facilities RB Series 2026
Depauw University Project (Baa1/NR)
1,000,000 5.000
10/01/2041
1,054,955
Indiana Finance Authority Health System RB Series 2025 Indiana
University Health Series 202D-1 (Aa2/AA)
250,000 5.000
(a)(b)
10/01/2064
264,660
Indiana Finance Authority RB Series 2016A (NR/A+)
100,000 5.000
03/01/2031
100,463
Indiana Finance Authority RB, Series 2025C-1 (NR/NR)
500,000 4.125
05/15/2032
500,426
Indiana Housing and Community Development Authority
Multifamily Housing RB Wabash Place Project Series 2025
(Aa1/NR)
375,000 3.125
(a)(b)
02/01/2043
375,522
Indiana Municipal Power Agency Power Supply System Refunding
RB 2026 Series A In (A1/A+)
1,000,000 5.000
01/01/2037
1,139,607
The Indianapolis Local Public Improvement Bond Bank Bonds
Series 2024E (NR/AA-)
100,000 5.000
02/01/2030
107,763
3,643,417
Kansas - 1.0%
City of Burlington Environmental Improvement RB Refunding for
Energy Metro, Inc. Project Series 2023 (A2/A)
500,000 3.375
(a)(b)(d)
03/01/2045
499,781
City of Garden City Kansas Sales Tax Special Obligation RB
Sports of The World Star Bond Project Phase II Series 2025
(NR/NR)
200,000 4.000
(e)
06/01/2029
201,368
City of Manhattan RB Refunding for Meadowlark Hills Retirement
Community Obligated Group Series 2021 A (NR/NR)
1,000,000 4.000
06/01/2036
962,821
University of Kansas Hospital Authority (NR/AA-)
1,000,000 5.000
(a)(b)
03/01/2055
1,065,913
2,729,883
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Kentucky - 0.8%
Kentucky Economic Development Finance Authority Hospital RB
Series 2017B Baptist Healthcare System Obligated Group
(A1/NR)
$ 1,290,000 5.000%
08/15/2041
$ 1,307,698
Public Energy Authority of Kentucky Gas Supply RB, 2025 Series
B (Baa2/NR)
500,000 5.000
12/01/2033
514,360
Public Energy Authority of Kentucky Gas Supply Revenue
Refunding Bonds 2025 Series A (A1/NR)
500,000 5.250
(a)(b)
06/01/2055
528,468
2,350,526
Louisiana - 2.2%
Board of Commissioners of The Port of New Orleans Louisiana
Port Facility RB Series 2025A (NON-AMT) (A2/A)
100,000 5.250
04/01/2055
102,693
City of New Orleans Louisiana Public Improvement Bonds Issue of
2021A (Baa2/BBB+)
330,000 5.000
12/01/2027
338,703
City of New Orleans Louisiana Public Improvement Bonds Issue of
2026A (NR/BBB+)
455,000 5.000
(d)
12/01/2039
481,987
Lakeshore Villages Master Community Development District
Special Assessment Series 2019 (NR/NR)
1,000,000 4.125
06/01/2039
964,502
Louisiana Housing Corporation Multifamily Housing RB
Arbours At Lafayette Phase II Project Series 2024
(FHA 221(D)(4)) (Aa1/NR)
1,000,000 5.000
(a)(b)
04/01/2028
1,015,914
Louisiana Local Government Environmental Facilities and
Community Development Authority Entergy Louisiana,
LLC Project) Revenue Refunding Bonds Series 2021B
(NON-AMT) (A2/A)
120,000 2.500
04/01/2036
104,059
Louisiana Public Facilities Authority Hospital RB Louisiana
Children Medicine Ctr 2023A (NR/A)
500,000 5.250
(a)(b)
12/01/2052
541,988
Louisiana Public Facilities Authority Revenue Refunding Bonds for
Ochsner Clinic Foundation Project Series 2017 (A3/A)
500,000 5.000
05/15/2042
503,634
Louisiana Stadium and Exposition District Senior RB, Tax-Exempt
Series 2023A (A2/NR)
400,000 5.000
07/01/2037
437,373
Office Facilities Corporation Lease RB Northwest Louisiana State
Office Building Project Series 2025 (AG) (NR/AA)
140,000 5.000
07/01/2038
155,613
Parish of St. James State of Louisiana RB Nustar Logistics, L.P.
Project Series 2011 (NON-AMT) (Ba1/BB+) (PUTABLE)
500,000 3.700
(a)(b)
08/01/2041
505,766
Parish School Board of the Parish of Lafayette State of Louisiana
Sales Tax RB, Series 2025 (NR/AA+)
250,000 5.500
04/01/2045
276,112
Pineville School District No. 52 of Rapides Parish Louisiana GO
School Bonds Series 2025 (BAM) (NR/AA)
245,000 5.250
03/01/2038
277,300
275,000 5.250
03/01/2039
309,655
6,015,299

Goldman Sachs Municipal Income ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Maine - 0.5%
Finance Authority of Maine RB Bowdoin College Issue Series
2025B (Aa1/NR)
$ 225,000 5.000%
(a)(b)
07/01/2065
$ 248,246
Maine Health and Higher Educational Facilities Authority RB
Northeastern University Issue Series 2024B (A1/NR)
275,000 5.000
10/01/2039
304,756
Maine State Housing Authority Maine Energy Housing
and  Economic Recovery Fund RB 2021 Series 1 (Aa3/A+)
470,000 5.000
06/15/2036
503,894
Maine State Housing Authority Maine Energy Housing and
Economic Recovery Fund RB 2021 Series 1 (Aa3/A+)
455,000 5.000
06/15/2037
484,838
1,541,734
Maryland - 1.8%
City of Baltimore Maryland Mayor and City Council of Baltimore
Subordinate Project RB Wastewater Projects 2014C
(A1/BBB+)
2,000,000 5.000
07/01/2044
2,000,224
Frederick County Maryland Tax Allocation Refunding for Oakdale-
Lake Linganore Development District Series 2019 B (NR/NR)
150,000 3.750
07/01/2039
143,181
Maryland Economic Development Corp. Private Activity RB for
Purple Line Light Rail Project Series 2022A (Baa3/NR)
465,000 5.000
11/12/2028
465,792
Maryland Health and Higher Educational Facilities Authority RB
Medstar Health Issue Series 2026B-1 and Series 2026B-2
Long-Term Rate (A2/A)
500,000 5.000
(a)(b)
08/15/2056
550,334
Mayor and City Council of Baltimore City of Baltimore Maryland
Special Obligation Bonds City-Wide Affordable Housing
Program Series 2025 (NR/NR)
825,000 5.000
(e)
06/01/2045
834,595
State of Maryland GO Bonds State and Local Facilities Loan of
2017 Second Series A (Tax-Exempt) (Aa1/AAA)
1,000,000 3.000
08/01/2032
997,566
4,991,692
Massachusetts - 1.4%
Commonwealth of Massachusetts GO Limited Bonds Series 2016
E (Aa1/AA+)
655,000 3.000
04/01/2044
541,303
Massachusetts Development Finance Agency RB Beth Israel Lahey
Health Issue Tax-Exempt Series N 2025 (A3/A)
1,000,000 5.000
07/01/2040
1,103,882
Massachusetts Development Finance Agency RB for Harvard
University Series 2016 A (Aaa/AAA)
250,000 5.000
07/15/2036
292,748
Massachusetts Development Finance Agency RB Refunding for
Wellforce Obligated Group Series 2020 C (AG) (NR/AA)
450,000 5.000
10/01/2033
484,329
Massachusetts Development Finance Agency RB Wellforce Issue
Series C 2020 (AG) (NR/AA)
10,000 5.000
10/01/2034
10,690
Massachusetts Development Finance Authority Variable
Rate Demand RB Williams College Issue Series N
(2011) (Aa1/AA+)
375,000 3.300
(a)(b)
07/01/2041
378,295
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Massachusetts – (continued)
Massachusetts Port Authority RB Series 2017-A (AMT) (Aa2/AA)
$ 1,000,000 5.000%
07/01/2042
$ 1,010,280
3,821,527
Michigan - 2.8%
City of Detroit County of Wayne State of Michigan Unlimited Tax
GO Bonds Series 2018 (A3/BBB+)
200,000 5.000
04/01/2038
204,442
City of Detroit GO Bonds Series 2021 A (A3/BBB+)
1,530,000 5.000
04/01/2030
1,618,109
City of Detroit UT GO Bonds Series 2021A (A3/BBB+)
550,000 5.000
04/01/2046
560,813
City of Detroit, County of Wayne, Unlimited Tax GO Social Bonds
Series 2023A (Tax Exempt) (A3/BBB+)
100,000 6.000
05/01/2039
113,322
City of Manistee Michigan Water Supply and Sewage Disposal
System RB Series 2015 (BAM) (NR/AA)
450,000 3.250
12/01/2031
450,179
Great Lakes Water Authority Sewage Disposal System Revenue
Refunding Second Lien Bonds Series 2025B (A1/A+)
500,000 5.000
07/01/2031
551,087
Great Lakes Water Authority Water Supply System Revenue
Refunding Second Lien Bonds Series 2025B (A1/A+)
500,000 5.000
07/01/2031
551,087
Lansing Board of Water and Light City of Lansing Michigan Utility
System Revenue Refunding Bonds Series 2026A Mand atory
Put Bonds (Aa3/AA-)
500,000 5.000
(a)(b)
07/01/2051
549,185
Michigan Finance Authority Revenue Hospital Bonds Trinity
Health Credit Group 2013MI-5 (Aa3/AA-)
265,000 4.000
12/01/2040
260,594
Northwestern Regional Airport Authority (CNTY GTD) (NR/AA+)
1,905,000 5.000
01/01/2043
2,026,073
South Lyon Community Schools (Aa3/NR)
725,000 5.000
05/01/2038
816,067
The Economic Development Corporation of The City of
Kalamazoo Limited Obligation RB Friendship Village of
Kalamazoo Project Series 2026B-3 Tax Exempt Mandatory
Paydown Securities Temps – 50Sm (NR/NR)
225,000 3.900
(e)
08/15/2031
222,999
7,923,957
Minnesota - 0.9%
Housing and Redevelopment Authority of The City of Saint Paul
Minnesota Charter School Lease Revenue and Refunding
Bonds Series 2025 Nova Classical Academy Project (NR/BB+)
425,000 5.500
09/01/2055
421,057
Independent School District No. 709 Duluth St. Louis County
Minnesota GO Capital Appreciation Facilities Maintenance
Bonds Series 2025A (SD CRED PROG) (Aa1/NR)
855,000 0.000
(f)
02/01/2032
706,786
Metropolitan Council Minneapolis-St. Paul Metropolitan Area
State of Minnesota GO Wastewater Revenue and Refunding
Bonds Series 2026A the "Wastewater Bonds" (Aaa/AAA)
1,000,000 5.000
03/01/2039
1,146,952
Minneapolis St. Paul Metropolitan Airports Commisson
Subordinate Airport RB Series 2024B (AMT) (NR/A+)
100,000 5.000
01/01/2039
107,919
2,382,714

Goldman Sachs Municipal Income ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Mississippi - 0.3%
Mississippi Business Finance Corporation Gulf Opportunity Zone
Industrial Development Corportation Chervron U.S.A. Inc.
Project Series 2009 A (Aa2/AA-/A-1+)
$ 215,000 2.850%
(a)(b)
12/01/2030
$ 215,000
Warren County, Mississippi Gulf Opportunity Zone Revenue
Refunding Bonds International Paper Company Project Series
2018 (NON-AMT) (NR/BBB)
500,000 4.000
09/01/2032
513,289
728,289
Missouri - 1.2%
Board of Municipal Utilities of The City of Sikeston Missouri
Certificates of Participation Series 2026 (NR/BBB+)
155,000 5.000
09/01/2041
164,051
City of Kansas City Missouri Sanitary Sewer System Refunding
RB Series 2021B (Aa2/AA)
790,000 3.000
01/01/2036
751,266
Health And Educational Facilities Authority of
The State of Missouri Health Facilities RB,
(Coxhealth)  Series 2025B (A2/NR)
550,000 5.000
11/15/2041
600,426
Phelps County Missouri Hospital RB Phelps Health Series 2025
(NR/BBB+)
1,000,000 5.750
12/01/2045
1,080,585
State Environmental Improvement and Energy Resources Authority
of The State of Missouri Environmental Improvement RB
Kansas City Power & Light Company Project, Series 2008
(Baa1/A-) (PUTABLE)
500,000 4.050
(a)(b)
05/01/2038
509,497
The Industrial Development Authority of The City of Kansas City
Missouri Economic Activity Tax RB for Historic Northeast
Redevelopment Plan Series 2024A-1 (NR/NR)
200,000 5.000
(e)
06/01/2054
197,108
3,302,933
Nebraska - 0.6%
Central Plains Energy Project Gas Supply Revenue Refunding
Bonds, Series 2025A Sub-Series 2025A-1 (Aa1/NR)
500,000 5.000
(a)(b)
08/01/2055
536,295
Nebraska Investment Finance Authority Single Family
Housing RB 2026 Series D NON-AMT Social Bonds
(GNMA/FNMA/FHLMC) (NR/AAA)
1,000,000 4.700
09/01/2046
1,011,124
1,547,419
Nevada - 0.3%
Las Vegas Convention and Visitors Authority Nevada RB Series
2018C (Aa3/AA-)
750,000 5.000
07/01/2037
775,604
a a
New Hampshire - 0.5%
National Finance Authority Pollution Control Refunding RB for
New York State Electric & Gas Corp. Project Series 2022A
(Baa1/A-)
1,000,000 4.000
12/01/2028
1,011,907
National Finance Authority RB for Presbyterian Senior Living
Project Series 2023A (NR/NR)
250,000 5.250
07/01/2048
253,586
1,265,493
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New Jersey - 1.2%
New Jersey Economic Development Authority Special Facility
Revenue and Refunding Bonds Series 2017 (Baa2/NR)
$ 660,000 5.000%
10/01/2047
$ 660,992
New Jersey Educational Facilities Authority Princeton University
RB, 2025 Series A-2 (Aaa/AAA)
200,000 5.000
(a)(b)
07/01/2064
230,787
New Jersey Transportation Trust Fund Authority RB for
Transportation System Series 2009 A (A1/A)
3,500,000 0.000
(f)
12/15/2039
2,070,308
New Jersey Transportation Trust Fund Authority Transportation
System Bonds 2021 Series A (A1/A)
100,000 4.000
06/15/2035
102,163
New Jersey Transportation Trust Fund Authority Transportation
System Bonds 2022 Series A (A1/A)
150,000 4.000
06/15/2041
148,163
New Jersey Turnpike Authority Turnpike RB Series 2025 A
(A1/AA-)
200,000 5.000
01/01/2043
219,660
3,432,073
New York - 9.0%
Brooklyn Arena Local Development Corp. Pilot RB Refunding for
Barclays Center Series 2016 A (AGM) (A1/AA)
885,000 3.000
07/15/2043
700,265
Brooklyn Arena Local Development Corporation Pilot Revenue
Refunding Bonds, Series 2016A (AG) (A1/AA)
200,000 4.000
07/15/2029
200,990
Buffalo and Erie County Industrial Land Development Corporation
Canisius University Project Tax-Exempt RB Series 2025
(NR/BBB)
550,000 6.250
05/01/2045
586,755
City of Troy Capital Resource Corp. Revenue Refunding Bonds
for Rensselaer Polytechnic Institute Project Series 2020A
(Forward Delivery) (A3/BBB+)
100,000 5.000
09/01/2037
104,738
Dormitory Authority of the State of New York
New York State Sales Tax RB Series 2018E
(Tax-Exempt) Bidding Group 2 Bonds (Aa1/AA+)
800,000 5.000
03/15/2036
833,053
Dormitory Authority of The State of New York State Sales Tax RB
Series 2017A (Aa1/AA+)
1,000,000 5.000
03/15/2039
1,013,291
Long Island Power Authority Electric System General RB Series
2016B (A2/A)
1,000,000 5.000
09/01/2041
1,003,203
580,000 5.000
09/01/2046
580,983
Long Island Power Authority Electric System General RB, Series
2022B (A2/A)
1,000,000 5.000
(a)(b)
09/01/2052
1,013,174
Metropolitan Transportation Authority RB Refunding Green Bond
Series 2024A (BAM) (A2/AA)
100,000 4.000
11/15/2048
91,793
New York City Housing Development Corporation
Multi-Family Housing RB 2026 Series B
(NON-AMT) (FNMA COLL) (Aa2/AA+)
1,000,000 3.100
(a)(b)
11/01/2045
994,329
New York City Industrial Development Agency RB Refunding for
Queens Ballpark Co. LLC Series 2021 A (AG) (A1/AA)
270,000 3.000
01/01/2046
213,442

Goldman Sachs Municipal Income ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
New York City Municipal Water Authority Water and Sewer System
Second General Resolution RB Adjustable Rate Fiscal 2017
Subseries Bb-2 (Aa1/AA+/A-1+)
$ 2,565,000 2.800%
(a)(b)
06/15/2049
$ 2,565,000
New York City Municipal Water Finance Authority Water and
Sewer System Second General Resolution RB Fiscal 2026
Series Dd (Aa1/AA+)
1,000,000 5.000
06/15/2046
1,074,256
New York City Transitional Finance Authority Future Tax Secured
Subordinate Bonds Fiscal 2013 Series C Subseries C-4
Tax-Exempt Subordinate Bonds Adjustable Rate Bonds
(Aa1/AAA/A-1+)
410,000 2.850
(a)(b)
11/01/2036
410,000
New York City Transitional Finance Authority Future Tax Secured
Subordinate Bonds Fiscal 2026 Series F Subseries F-1
(Tax-Exempt Bonds) (Aa1/AAA)
250,000 5.000
02/01/2041
276,009
New York City Transitional Finance Authority
Future Tax Secured Tax-Exempt Subordinate
260,000 2.850
(a)(b)
08/01/2042
260,000
New York City Transitional Finance Authority New York Future
Tax Secured Tax-Exempt Subordinate Bonds Fiscal 2018,
Subseries C-3 (Aa1/AAA)
1,000,000 5.000
05/01/2040
1,029,375
New York Liberty Development Corp. RB Refunding for 3 World
Trade Center LLC Series 2014 (NR/NR)
1,000,000 5.000
(e)
11/15/2044
1,000,812
New York State Dormitory Authority (Aa1/NR)
2,000,000 5.000
03/15/2039
2,267,439
New York State Energy Research and Development Authority
Pollution Control RB Rochester Gas and Electric Corporation
Project 1997 Series A (Baa1/A-)
500,000 3.800
08/01/2032
509,541
New York State Environmental Facilities Corp. RB for Casella
Waste Systems, Inc. Series 2020 R-1 (B1/B+)
250,000 4.250
(a)(b)(e)
09/01/2050
254,215
New York State Housing Finance Agency Affordable Housing RB
2026 Series A (Aaa/NR)
500,000 3.550
10/01/2033
499,994
New York Transportation Development Corp. RB for Delta Air
Lines, Inc. Series 2020 (Baa2/NR)
1,500,000 5.000
10/01/2035
1,564,895
175,000 5.000
10/01/2040
179,786
New York Transportation Development Corp. RB Refunding for
JFK International Air Terminal LLC Series 2020 A (Baa1/NR)
600,000 5.000
12/01/2036
627,280
New York Transportation Development Corp. Special Facilities
Bonds for Laguardia Airport Terminal B Redevelopment
Project Series 2016A (Baa1/NR)
1,000,000 5.000
07/01/2046
999,995
New York Transportation Development Corp. Special Facility
RB Refunding for American Airlines, Inc. John F. Kennedy
International Airport Project Series 2016 (NR/B+)
100,000 5.000
08/01/2031
99,997
New York Transportation Development Corporation Special
Facilities RB Series 2025 (AMT) (Baa3/AA)
500,000 6.000
06/30/2044
552,986
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New York – (continued)
New York Transportation Development Corporation Terminal 4
John F. Kennedy International Airport Project Special Facility
RB Series 2020C (Tax-Exempt/NON-AMT) (Baa1/BBB)
$ 100,000 4.000%
12/01/2042
$ 95,711
Onondaga Civic Development Corporation RB Syracuse University
Project Series 2025 (Aa3/AA-)
150,000 5.000
12/01/2032
169,513
Port Authority of New York Consolidated Bonds 227th Series
(Aa3/AA-)
1,500,000 3.000
10/01/2027
1,504,242
The City of Geneva Development Corporation RB Hobart and
William Smith Colleges Project Series 2026 (NR/A-)
800,000 5.000
02/01/2032
874,146
50,000 5.000
02/01/2033
55,143
The City of New York GO Bonds Fiscal 2014 Series I Subseries I-2
(Aa2/AA/A-1+)
265,000 2.850
(a)(b)
03/01/2040
265,000
The City of New York GO Bonds Fiscal 2024 Series D Fiscal 2024
(Aa2/AA)
500,000 5.000
04/01/2050
515,219
Triborough Bridge and Tunnel Authority MTA Bridges and Tunnels
General RB Series 2017A (Aa3/AA-)
175,000 5.000
11/15/2047
176,643
Triborough Bridge and Tunnel Authority MTA Bridges and Tunnels
Payroll Mobility Tax Bond Anticipation Notes Series 2025A
(NR/SP-1+)
100,000 5.000
03/01/2028
104,343
25,267,556
North Carolina - 1.3%
Inlivian Multifamily Housing RB Central at Old Concord Series
2025 (Aa1/NR)
500,000 3.300
(a)(b)
11/10/2043
503,455
North Carolina Capital Facilities Finance Agency Revenue
Refunding Bonds Duke University Project Series 2016B
(Aa1/AA+)
1,000,000 5.000
10/01/2044
1,004,140
North Carolina Medical Care Commission Health Care Facilities
RB Duke University Health System, Series 2025B (Aa3/AA-)
350,000 5.000
(a)(b)
06/01/2055
374,079
North Carolina Medical Care Commission Retirement Facilities
First Mortgage RB Deerfield Episcopal Retirement
Community Project Tax-Exempt Mandatory Paydown
Securities (Temps-50Sm) Series 2026B-4 (NR/NR)
1,000,000 3.200
11/01/2030
995,919
North Carolina Turnpike Authority RB Senior Lien for Triangle
Expressway Series 2019 (AG) (NR/AA)
1,075,000 3.000
01/01/2042
897,239
3,774,832
North Dakota - 0.1%
City of Grand Forks RB Refunding for Altru Health System
Obligated Group Series 2021 (Baa3/NR)
225,000 5.000
12/01/2026
226,554
a a
Ohio - 2.4%
Buckeye Tobacco Settlement Financing Authority Tobacco
Settlement Asset-Backed Refunding Bonds Series 2020 Senior
Bonds Series 2020A-2 (NR/A-)
1,000,000 5.000
06/01/2036
1,048,304

Goldman Sachs Municipal Income ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Ohio – (continued)
Buckeye Tobacco Settlement Financing Authority Tobacco
Settlement Asset-Backed Refunding Bonds Series 2020 Senior
Bonds Series 2020A-2 Class 1 Senior Current Interest Bonds
(NR/A-)
$ 1,000,000 5.000%
06/01/2035
$ 1,057,792
City of Norwood, Ohio Special Obligation Revenue Refunding
Bonds Series 2025 (NR/NR)
115,000 4.375
12/01/2030
116,355
Cleveland Airport Special RB for Continental Airlines, Inc. Project
Series 1998 (Ba2/BB+)
460,000 5.375
09/15/2027
460,669
Columbus-Franklin County Finance Authority Multifamily
Housing RB Westerville Crossing Apartments Series 2024B
(Aa1/NR)
100,000 5.000
(a)(b)
12/01/2028
102,874
Ohio Air Quality Development Authority Air Quality Development
Refunding Bonds for Duke Energy Corp. Project Series 2022B
(NON-AMT) (Baa2/BBB) (PUTABLE)
510,000 4.000
(a)(b)
09/01/2030
514,328
Ohio Air Quality Development Authority Collateralized Air Quality
Revenue Refunding Bonds for Dayton Power and Light
Company Project 2015 Series A (Baa1/BBB+) (PUTABLE)
500,000 4.250
(a)(b)
11/01/2040
505,317
Ohio Air Quality Development Authority, State of Ohio Air Quality
Revenue Refunding Bonds Ohio Valley Electric Corporation
Project Series 2026B (Baa3/NR)
250,000 4.350
06/30/2040
252,707
Ohio Housing Finance Agency Multifamily Housing RB
(Community Pendleton Project), Series 2025 (Aa1/NR)
125,000 3.400
(a)(b)
07/01/2042
125,365
Ohio Housing Finance Agency Multifamily Housing RB at Main
Series 2025 (Aa1/NR)
215,000 3.700
(a)(b)
11/01/2047
216,507
Ohio State RB Refunding for University Hospitals Health System,
Inc. Obligated Group Series 2020 A (A3/A)
315,000 3.000
01/15/2045
253,875
State of Ohio (Aa2/AA)
1,000,000 5.000
01/01/2029
1,056,861
State of Ohio Higher Educational Facility RB for Xavier University
2024 Project (Baa3/NR)
715,000 5.000
05/01/2041
735,598
25,000 5.000
05/01/2042
25,559
State of Ohio Ohio Higher Educational Facility Commission State
of Ohio Higher Educational Facility RB (Baa3/NR)
150,000 5.000
05/01/2039
155,839
6,627,950
Oklahoma - 1.5%
Independent School District Number 12 Oklahoma County
Oklahoma Edmond School District GO Combined Purpose
Bonds Series 2026 (NR/AA)
500,000 2.000
03/01/2028
494,322
Muskogee County Public Safety Authority Capital Improvement
RB Series 2025 (NR/A+)
230,000 4.000
12/01/2034
231,520
500,000 4.000
12/01/2035
501,960
Oklahoma City Public Property Authority (Aa1/NR)
1,000,000 5.000
(d)
06/01/2031
1,096,600
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Oklahoma – (continued)
Oklahoma County Finance Authority Educational Facilities Lease
RB Western Heights Public Schools Project, Series 2025
(NR/BBB-)
$ 500,000 5.000%
09/01/2032
$ 524,300
Oklahoma Housing Finance Agency Collateralized RB Astoria
Creek Project Series 2025 (Aa1/NR)
500,000 3.150
(a)(b)
07/01/2044
500,477
Oklahoma Housing Finance Agency Collateralized RB The
Villages at A New Leaf II Series 2025 (Aa1/NR) (PUTABLE)
300,000 3.400
(a)(b)
07/01/2028
301,301
Trustees of The Tulsa Municipal Airport Trust  RB, Series 2025
(NR/B+)
250,000 6.250
12/01/2035
282,022
Tulsa Municipal Airport Trust RB Refunding for American
Airlines, Inc. Series 2001 B (AMT) (NR/NR)
100,000 5.500
12/01/2035
100,015
Wagoner County Development Authority Sales Tax RB Series 2025
(NR/NR)
100,000 6.500
05/01/2035
102,466
4,134,983
Oregon - 1.3%
City of Forest Grove Oregon Campus Improvement Revenue
Refunding Bonds Pacific University Series 2022A Forward
Delivery (NR/BBB)
175,000 5.000
05/01/2033
182,041
City of Redmond Oregon Full Faith and Credit Bonds Series
2025A Airport Expansion Projects (AMT) (Aa2/NR)
250,000 5.000
06/01/2035
277,861
Hospital Facility Authority of the City of Albany Oregon Senior
Living RB Mennonite Village Project Series 2026B-2
Tax-Exempt Mandatory Paydown Securities Temps–65Sm
(NR/NR)
1,270,000 3.450
11/15/2030
1,271,170
Lincoln County School District Lincoln and Lane Counties Oregon
GO Bonds, Series 2025 (SCH BD GTY) (Aa1/NR)
650,000 0.000
(g)
06/15/2027
662,746
Oregon Housing And Community Services Department Housing
Development RB Verde Pines Project 2025 Series O (Aa1/NR)
1,000,000 3.100
(a)(b)
12/01/2059
1,000,879
The Port of Portland Oregon Portland International Airport RB
Series Twenty-Eight (AMT) (NR/AA-)
220,000 5.000
07/01/2030
236,474
3,631,171
Pennsylvania - 6.8%
Acts Retirement Life Communities, Inc. Obligated Group
Montgomery County Industrial Development Authority
Retirement Communities RB Series 2016 (NR/NR)
100,000 5.000
11/15/2033
100,405
Allegheny County Hospital Development Authority RB Refunding
for Allegheny Health Network Obligated Group Series 2018 A
USD (NR/A)
1,125,000 4.000
04/01/2044
1,046,079
Bethel Park School District Allegheny County
Pennsylvania GO Limited Tax Bonds Series of 2024
(ST AID WITHHLDG) (Aa2/NR)
1,125,000 5.000
08/01/2043
1,210,142

Goldman Sachs Municipal Income ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Pennsylvania – (continued)
Borough of Punxsutawney Jefferson County Pennsylvania GO
Bonds Series B of 2025 (Tax Exempt) (AG) (Baa2/AA)
$ 1,000,000 5.125%
12/01/2050
$ 1,012,155
Cheltenham Township IDA Arcadia University RB Series of 2024
(NR/BBB-)
330,000 5.750
04/01/2054
317,686
Chester County Health and Education Facilities Authority RB
Series 2025 (NR/NR)
500,000 5.125
06/01/2046
515,411
City of Erie Higher Education Building Authority RB for Gannon
University Series 2021 (Baa3/BBB+)
25,000 4.000
05/01/2036
23,573
City of Yonkers New York GO Serial Bonds 2026A (Baa3/NR)
525,000 5.000
05/01/2027
533,747
Coatesville Area School District Chester County Pennsylvania GO
Bonds Series of 2025 (AG ST AID WITHHLDG) (Aa3/AA)
250,000 5.250
11/15/2042
271,394
Commonwealth of Pennsylvania GO Bonds First Series of 2024
Bid Group B (Aa2/A+)
100,000 4.000
08/15/2044
98,530
Cumberland  County Municipal Authority RB Messiah Village
Project Series A of  2026 (NR/NR)
395,000 5.000
06/01/2027
401,078
415,000 5.000
06/01/2028
427,490
Delaware County Authority Commonwealth of Pennsylvania
Haverford College RB Series 2017A (NR/AA-)
500,000 5.000
10/01/2042
504,135
Montgomery County Higher Education And Health Authority
Thomas Jefferson University RB,Series 2019 (A3/A)
500,000 5.000
09/01/2027
513,253
Montgomery County Higher Education and Health Authority,
350,000 5.000
04/01/2030
350,017
Montgomery County IDA Exempt Facilities Revenue Refunding
Bonds 2023 Series A (Baa1/BBB+) (PUTABLE)
205,000 4.100
(a)(b)
04/01/2053
209,534
Montgomery County IDA Exempt Facilities Revenue Refunding
Bonds 2023 Series B (Baa1/BBB+)
960,000 4.100
06/01/2029
990,728
Montgomery County Industrial Development Authority
Montgomery County Pennsylvania Germantown Academy
Project School RB Series 2021A Tax Exempt (NR/A-)
450,000 4.000
10/01/2036
437,923
Montgomery County Industrial Development Authority RB
Refunding for The Public School of Germantown Series 2021
A (NR/A-)
450,000 4.000
10/01/2041
421,504
Pennsylvania Economic Development Financing Authority RB
Refunding for American Water Co. Project Series 2019
(Aa3/A+)
275,000 3.000
04/01/2039
243,584
Pennsylvania Economic Development Financing Authority Solid
Waste Disposal RB for Waste Management Inc. Project Series
2019A (NR/A-/A-2)
600,000 3.875
(a)(b)
08/01/2038
600,933
Pennsylvania Economic Development Financing Authority
UPMC  RB, Series 2025A (A2/A)
200,000 5.000
(a)(b)
03/15/2060
211,627
Pennsylvania Turnpike Commission RB Series 2018 A (Aa3/NR)
1,670,000 5.250
12/01/2044
1,733,586
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Pennsylvania – (continued)
Pennsylvania Turnpike Commission Turnpike Subordinate  RB,
Series A of 2019 (A2/NR)
$ 500,000 5.000%
12/01/2044
$ 517,372
Philadelphia Authority For Industrial Development Pennsylvania
Healthcare Facility RB Series 2025A Greater Philadelphia
Health Action Incorporated Project (NR/NR)
125,000 5.000
06/01/2040
129,413
Philadelphia Authority for Industrial Development RB for Mast
Community Charter School II Series 2020 A (NR/BBB)
440,000 5.000
08/01/2030
451,722
Philadelphia Hospitals and Higher Education Facilities Authority
RB for Temple University Health System Obligation Group
Series 2017 (Baa3/BBB)
80,000 5.000
07/01/2034
80,592
Philadelphia Redevelopment Authority City Service Agreement
RB Series B of 2026 City of Philadelphia H.O.M.E. Plan
(Tax-Exempt) (A1/A+)
500,000 5.000
11/01/2042
548,301
School District of Philadelphia
(The) (ST AID WITHHLDG) (Aa3/NR)
1,000,000 5.000
(d)
09/01/2027
1,027,445
Scranton-Lackawanna Health and Welfare Authority The University
of Scranton Revenue Refunding Bonds Series 2025B (NR/A-)
455,000 5.000
11/01/2026
458,296
700,000 5.000
11/01/2035
781,136
State Public School Building Authority
(BAM ST AID WITHHLDG) (Aa3/AA)
225,000 5.000
05/15/2041
243,538
State Public School Building Authority (BAM) (Baa1/AA)
235,000 5.000
10/01/2036
260,326
205,000 5.000
10/01/2038
224,559
325,000 5.000
10/01/2041
349,168
The City of Philadelphia GO Bonds Series 2025C
(Tax-Exempt) (A1/A+)
445,000 5.000
08/01/2032
497,321
The City of Philadelphia Pennsylvania GO Bonds Series 2025A
(Tax-Exempt) (A1/A+)
250,000 5.000
08/01/2042
275,442
Wilson School District
1,000,000 5.000
05/15/2041
1,079,966
19,099,111
Puerto Rico - 3.2%
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB
Refunding for Senior Lien Series 2020 A (NR/NR)
1,550,000 5.000
(e)
07/01/2047
1,555,202
Puerto Rico Commonwealth GO Restructured Bonds Series 2022
A-1 (NR/NR)
100,000 5.750
07/01/2031
108,312
250,000 0.000
(f)
07/01/2033
182,458
431,000 4.000
07/01/2033
432,012
102,000 4.000
07/01/2046
90,466
Puerto Rico Electric Power Authority RB Refunding Series 2007
UU (AG) (A1/AA)
(3M USD SOFR + 0.52%)
200,000 3.162
(c)
07/01/2029
196,822
Puerto Rico Sales Tax Corp Sales Tax Revenue Restructured Bonds
Cofina, 2019 A-2A (NR/NR)
150,000 4.550
07/01/2040
150,332

Goldman Sachs Municipal Income ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Puerto Rico – (continued)
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue
Restructured Bonds Series 2019A-2B (NR/NR)
$ 167,000 4.550%
07/01/2040
$ 167,370
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
Restructured Bonds Series A-2 (NR/NR)
366,000 4.329
07/01/2040
365,344
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital
Appreciation Restructured RB Series 2018 A-1 (NR/NR)
725,000 0.000
(f)
07/01/2027
700,915
723,000 0.000
(f)
07/01/2029
655,890
400,000 0.000
(f)
07/01/2031
336,676
1,384,000 0.000
(f)
07/01/2046
505,182
334,000 0.000
(f)
07/01/2051
89,704
Puerto Rico Sales Tax Financing Corporation Sales Tax Capital
Appreciation Restructured RB Series 2019 A-2 (NR/NR)
3,204,000 4.329
07/01/2040
3,194,914
Puerto Rico Sales Tax Financing Corporation Sales Tax
Restructured RB Series 2018 A-1 (NR/NR)
100,000 5.000
07/01/2058
98,819
8,830,418
Rhode Island - 0.4%
Providence Public Buildings Authority Capital Improvement
Program Projects RB 2024 Series A (AG) (A1/AA)
100,000 5.250
09/15/2042
108,289
Rhode Island Health and Educational Building Corporation
Hospital Financing RB Brown University Health Obligated
Group Issue Series 2026B Fixed Rate Mode (NR/BBB+)
500,000 5.000
05/15/2031
538,118
Rhode Island Health and Educational Building Corporation State
Appropriation-Backed RB Central Falls Public School Projects
Series 2025 (Aa3/AA-)
210,000 5.000
05/15/2036
236,944
Rhode Island Health And Educational Building Corporation
Student Housing RB Prg - Ri Properties LLC Senior Series
2025A (AG) (NR/AA)
300,000 5.000
07/01/2033
325,258
1,208,609
South Carolina - 0.7%
South Carolina Jobs-Economic Development Authority Healthcare
RB Beaufort Memorial Hospital & South of Broad Healthcare
Project Series 2024 (NR/BB)
100,000 5.000
11/15/2030
104,529
South Carolina Public Service Authority Revenue Refunding
Obligations Santee Cooper Consisting of Series 2024-B
(Tax-Exempt) (A3/A-)
100,000 4.125
12/01/2044
97,968
South Carolina State Housing Finance And Development Authority
Multifamily Housing RB Oak Grove Apartments Series 2025
(Aa1/NR)
600,000 3.150
(a)(b)
11/01/2043
601,316
South Carolina Transportation Infrastructure Bank (Aa2/NR)
1,000,000 5.000
10/01/2039
1,022,195
1,826,008
Tennessee - 1.2%
Knoxville's Community Development Corporation
Multifamily Housing RB 525 Flats Series 2024
(GNMA COLL HUD SECT 8) (Aa1/NR)
500,000 2.700
(a)(b)
12/01/2064
493,999
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Tennessee – (continued)
Metropolitan Nashville Airport Authority Airport Improvement RB
Refunding Series 2026D (NR/AA-)
$ 625,000 5.000%
07/01/2029
$ 661,740
Metropolitan Nashville Airport Authority Airport Improvement RB
Series 2026B (NR/AA-)
500,000 5.000
07/01/2040
543,823
The Health and Educational Facilities Board of the Metropolitan
Government of Nashville and Davidson County Tennessee RB
Vanderbilt University Medical Center Series 2026B (NR/A)
1,000,000 5.000
07/01/2032
1,100,670
The Health Educational and Housing Facility Board of The County
of Shelby Tennessee RB Methodist Le Bonheur Healthcare
2025A (AG) (A1/AA)
500,000 5.000
06/01/2035
552,071
3,352,303
Texas - 11.8%
Arlington Higher Education Finance Corporation Education
RB Riverwalk Education Foundation Inc. Series 2022
(PSF-GTD) (NR/AAA)
100,000 5.000
08/15/2027
102,520
Austin Affordable PFC Inc. Multifamily Housing RB Series 2024B
(FNMA COLL) (Aa1/NR)
100,000 5.000
(a)(b)
09/01/2028
102,439
Central Texas Regional Mobility Authority RB Refunding Senior
Lien Series 2020 A (A2/A+)
750,000 5.000
01/01/2036
793,344
Chisum Independent School District A Political Subdivision of the
State of Texas Located In Lamar & Delta Counties Unlimited
Tax School Building and Refunding Bonds Series 2026
(PSF-GTD) (Aaa/NR)
1,240,000 5.000
(d)
08/15/2040
1,386,253
Cities of Dallas and Fort Worth Texas Dallas Fort Worth
International Airport Joint Revenue Refunding and
Improvement Bonds Series 2025A-2 (A1/AA-)
1,000,000 5.000
(a)(b)
11/01/2050
1,080,596
City of  Garland  Texas Dallas Collin and  Rockwall Counties
Electric Utility System Revenue Refunding Bonds Series 2026
(AG) (A1/AA)
275,000 5.000
03/01/2040
305,344
375,000 5.000
03/01/2041
415,117
City of Austin Texas A Municipal Corporation of the State of Texas
Located In Travis Williamson and Hays Counties Special
Assessment RB Series 2026 Estancia Hill Country Public
Improvement District Improvement Area #3 Project (NR/NR)
100,000 4.125
(e)
11/01/2034
100,198
City of Celina Special Assessment RB for Parks at Wilson Creek
Series 2021 (NR/NR)
205,000 4.000
(e)
09/01/2051
172,129
City of Celina Texas a Municipal Corp. of The State of Texas
Located in Collin and Denton Counties Special Assessment
RB Series 2024 (BAM) (NR/AA)
100,000 5.000
09/01/2028
103,935
City of Celina Texas A Municipal Corporation of the State of Texas
Located In Collin and Denton Counties Special Assessment
RB Series 2026 Mosaic Public Improvement District
Improvement Area #2B Project (NR/NR)
114,000 4.250
(d)(e)
09/01/2036
114,037

Goldman Sachs Municipal Income ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Dallas TexasDallas Denton Collin and Rockwall Counties
Waterworks and Sewer System Revenue Refunding Bonds
Taxable Series 2016A/ 2016B (NR/AAA)
$ 500,000 5.000%
10/01/2041
$ 501,937
City of Dayton Texas A Municipal Corporation of The State of
Texas Located in Liberty County Special Assessment RB
Series 2025 (NR/NR)
441,000 5.250
(e)
09/01/2045
447,598
City of Galveston Wharves and Terminal First Lien RB Series
2024A (NR/A)
630,000 5.500
08/01/2044
665,217
City of Garland Texas Dallas Collin and Rockwall Counties Water
and Sewer System Revenue Refunding Bonds Series 2025
(NR/AA-)
250,000 5.000
03/01/2042
272,414
City of Gunter Texas A Municipal Corp. of The State of Texas
Located In Grayson County Special Assessment RB Series
2025 (NR/NR)
100,000 4.500
(e)
09/15/2032
101,289
City of Houston Airport System Subordinate Lien Revenue
Refunding Bonds Series 2020A (AMT) (A1/A+)
405,000 4.000
07/01/2047
369,848
City of Houston Texas Airport System Special Facilities RB United
Airlines Inc. Catering Options Facility Project Series 2026
AMT (NR/BB+)
240,000 5.500
07/15/2035
256,698
City of Houston Texas Airport System Special Facilities RB United
Airlines Inc. Ground Services Equipment Facility Project
Series 2026 AMT (NR/BB+)
100,000 5.500
07/15/2036
107,889
City of Houston Texas Convention & Entertainment Facilities
Department First Lien Hotel Occupancy Tax and Special
Revenue and Refunding Bonds Series 2026C (AG) (NR/AA)
500,000 5.000
09/01/2046
529,347
City of Houston Texas Convention & Entertainment Facilities
Department Second Lien Hotel Occupancy Tax and Special
RB Series 2026D (AG) (NR/AA)
100,000 5.000
09/01/2046
104,076
City of Houston Texas Subordinate Lien RB Consisting of: Airport
System Subordinate Lien Revenue and Refunding Bonds
Series 2025A (AMT) (NR/A+)
1,000,000 5.250
07/01/2038
1,118,426
City of Justin Texas A Municipal Corporation of The State of Texas
Located In Denton County Special Assessment RB, Series
2025 (NR/NR)
368,000 4.250
(e)
09/01/2032
372,025
City of Lavon Special Assessment RB for Elevon Public
Improvement District Improvement Area #1 Project Series
2024 (NR/NR)
500,000 5.375
(e)
09/15/2052
500,674
City of Lowry Crossing Texas A Municipal Corporation of The
State of Texas Located In Collin County Special Assessment
RB Series 2025 (NR/NR)
409,000 5.250
(e)
09/15/2045
413,031
City of San Antonio Texas Electric and Gas Systems Variable
Rate Junior Lien Revenue Refunding Bonds Series 2026A
(Aa3/A+)
500,000 3.150
(a)(b)
02/01/2055
496,098
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
Clifton Higher Education Finance Corp. Education Revenue and
Refunding Bonds Series 2024 (PSF-GTD) (NR/AAA)
$ 60,000 5.000%
08/15/2039
$ 64,691
Clifton Higher Education Finance Corporation Education Revenue
and Refunding Bonds Idea Public Schools, Series 2025
(PSF-GTD) (NR/AAA)
200,000 5.000
08/15/2040
217,434
Clifton Higher Education Finance Corporation Texas Variable Rate
Education RB International Leadership of Texas Inc, Series
2025B (PSF-GTD) (Aaa/NR)
250,000 4.000
(a)(b)
02/15/2055
258,698
Crandall Economic Development Corporation Kaufman County
Sales Tax RB Series 2025 (BAM) (NR/AA)
275,000 5.000
08/15/2040
288,934
El Paso County Hospital District El Paso County Texas GO Bonds,
Series 2025 (AG) (NR/AA)
500,000 5.000
02/15/2030
535,838
El Paso County Hospital District El Paso County Texas GO
Refunding Bonds Series 2024 (AG) (NR/AA)
420,000 5.000
08/15/2042
449,883
El Paso Independent School District El Paso County Texas
Unlimited Tax Refunding Bonds Series 2026A Forward
Delivery (PSF-GTD) (Aaa/NR)
1,000,000 5.000
08/15/2041
1,097,174
Fort Bend Independent School District A Political Subdivision of
the State of Texas Located Within Fort Bend County Texas
Variable Rate Unlimited Tax Refunding Bonds Series 2026B
(PSF-GTD) (NR/AAA)
1,000,000 3.125
(a)(b)
08/01/2056
1,001,182
Gulfgate Redevelopment Authority Texas Tax Increment Contract
Revenue and  Refunding Bonds Series 2020 (AG) (NR/AA)
650,000 4.000
09/01/2034
660,547
580,000 4.000
09/01/2036
588,086
HHA Fountainview PFC Multifamily Housing Revenue Notes
Idlewilde Apartments Series 2026 (Aa1/NR)
1,000,000 2.750
(a)(b)
04/01/2043
996,199
Hidalgo County Texas Certificates of Obligation Series 2025
(Aa2/AA-)
755,000 5.000
08/15/2037
845,636
Houston Airport System RB Refunding for United Airlines, Inc.
Series 2020 B-2 (NR/NR)
200,000 5.000
07/15/2027
203,168
Karnes County Hospital District A Political Subdivision of The
State of Texas Located In Karnes County Adjustable-Rate
Hospital Revenue Refunding Bonds Series 2024 (NR/NR)
125,000 5.000
(a)(b)
02/01/2044
130,938
LA Feria Independent School District A Political Subdivision
of The State of Texas Located In Cameron County Texas
Unlimited Tax School Building Bonds, Series 2025
(PSF-GTD) (Aaa/NR)
400,000 5.000
02/15/2045
424,401
Lower Colorado River Authority Refunding RB, Series 2025B
(A2/A+)
500,000 5.000
(a)(b)
05/15/2045
545,301
Matagorda County Navigation District Number One Pollution
Control Revenue Refunding Bonds for Central Power and
Light Company Project Series 1996 (Baa3/BBB+)
250,000 4.250
05/01/2030
256,967

Goldman Sachs Municipal Income ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
New Hope Cultural Education Facilities Finance Corp. RB for
CHF-Collegiate Housing College Station I LLC Series 2014 A
(AG) (A1/AA)
$ 250,000 5.000%
04/01/2046
$ 249,995
New Hope Cultural Education Facilities Finance Corporation
Retirement Facility RB Westminster Project Series 2025
(NR/NR)
100,000 5.000
11/01/2031
107,243
North Texas Higher Education AuthorityInc. Tax-Exempt Education
Loan RB,Senior Series 2025A (AMT) (NR/AA)
1,150,000 5.000
06/01/2033
1,228,030
North Texas Tollway Authority (Aa3/AA-)
1,000,000 5.000
01/01/2039
1,023,133
Nueces River Authority Water Supply Facilities Revenue Refunding
Bonds for City of Corpus Christi Lake Texana Project Series
2015 (NR/A)
100,000 5.000
07/15/2026
100,263
Princeton Independent School District Collin County Texas
Unlimited Tax School Building Bonds Series 2025
(PSF-GTD) (Aaa/NR)
500,000 5.000
02/15/2040
552,761
Sinton Independent School District Texas Fixed Rate and Variable
Rate Unlimited Tax School Building Bonds, Series 2022
(PSF-GTD) (NR/AAA)
680,000 4.000
(a)(b)
08/15/2049
681,475
Socorro Independent School District Unlimited Tax Refunding
Bonds Series 2017B (PSF-GTD) (Aaa/NR)
120,000 5.000
08/15/2027
123,399
Tarrant County Cultural Education Facilities Finance Corporation
Hospital RB Baylor Scott & White Health Project Series
2026E (Aa2/AA-)
500,000 5.000
11/15/2028
527,481
500,000 5.000
11/15/2041
552,446
Tarrant County Cultural Education Facilities Finance Corporation
Texas Health Resources System RB Series 2025B (Aa2/AA)
505,000 5.000
(a)(b)
11/15/2064
538,507
Tarrant County Cultural Education Facilities Finance Corporation
Texas Health Resources System RB Series 2025C (Aa2/AA)
500,000 5.000
(a)(b)
11/15/2064
553,389
Texas Municipal Gas Acquisition and Supply Corp. II RB for
SOFR Index Rate Series 2012 C (A1/A)
(3M USD SOFR + 0.86%)
870,000 3.287
(c)
09/15/2027
871,435
Texas Municipal Gas Acquisition and Supply Corporation VI Gas
Supply RB Series 2025 (A1/NR)
1,000,000 5.000
01/01/2036
1,068,691
Texas State University System (Aa2/NR)
1,000,000 5.000
(d)
03/15/2032
1,090,017
Texas Transportation Commission Central Texas Turnpike System
First Tier Revenue Refunding Put Bonds Series 2024-B (A2/A)
100,000 5.000
(a)(b)
08/15/2042
106,877
Texas Transportation Commission State of Texas GO Mobility
Fund Put Bonds Series 2014-B (NR/AAA)
2,000,000 2.800
(a)(b)
10/01/2041
1,990,768
Trinity River Authority of Texas Regional Wastewater System
Revenue Improvementand Refunding Bonds Series 2024
(NR/AAA)
100,000 5.000
08/01/2043
108,443
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
University Houston Consolidated RB Refunding Series 2017 C
(Aa2/AA+)
$ 450,000 3.250%
02/15/2041
$ 416,919
University of Houston (Aa2/AA+)
500,000 5.000
02/15/2029
531,288
500,000 2.000
02/15/2044
366,893
Upper Trinity Regional Water District Regional Treated Water
Supply System Revenue Refunding Bonds, Series 2025
(BAM) (NR/AA)
100,000 5.250
08/01/2041
110,677
Waller Independent School District Waller and Harris Counties
Texas Unlimited Tax School Building Bonds Series 2025
(PSF-GTD) (Aaa/AAA)
500,000 5.000
02/15/2037
565,269
32,962,955
Utah - 0.3%
Copper Rim Infrastructure Financing District in The City of West
Jordan Salt Lake County Utah Special Assessment Bonds
Series 2025 (NR/NR)
100,000 6.125
(e)
12/01/2054
103,239
Downtown Revitalization Public Infrastructure District Second
Lien Sales Tax RB Seg Redevelopment Project, Series 2025B
(AG) (A1/AA)
250,000 5.250
06/01/2043
277,449
Salt Lake City Airport RB Salt Lake City International Airport
Series 2017A (AMT) (A1/A+)
100,000 5.000
07/01/2036
101,576
Utah Housing Corporation Multifamily Housing RB The
Cooperative 1881 Series 2026 (Aa1/NR)
285,000 2.650
(a)(b)
03/01/2045
282,120
764,384
Virgin Islands - 0.3%
Matching Fund Special Purpose Securitization Corp. Matching
Fund Securitization Bonds Series 2022A (NR/NR)
795,000 5.000
10/01/2039
825,745
Matching Fund Special Purpose Securitization Corporation
Matching Fund Securitization Bonds Series 2022A (NR/NR)
100,000 5.000
10/01/2028
103,474
929,219
Virginia - 0.2%
Economic Development Authority of The City of Salem Virginia
Educational Facilities RB Roanoke College Series 2025
(NR/BBB+)
200,000 5.500
04/01/2045
207,214
Hampton Roads Transportation Authority Accountability
Commission Transportation Fund Senior Lien Bond
Anticipation Notes Series 2021A (NR/NR)
255,000 5.000
07/01/2026
255,468
462,682
Washington - 0.8%
Enumclaw School District No. 216 King County
Washington Unlimited Tax GO Refunding Bonds 2025
(SCH BD GTY) (Aaa/NR)
200,000 5.000
12/01/2034
228,148
Fircrest Properties Lease RB Series 2024 Sustainability Bonds
State of Washington DSHS Project (NR/AA)
100,000 5.000
06/01/2032
111,599

Goldman Sachs Municipal Income ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
(a)
Variable Rate Demand Instruments – rate shown is that which is in effect on May 31, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
(b)
Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on May 31, 2026.
(c)
Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on May
31, 2026.
(d)
When-issued security.
(e)
Exempt from registration under Rule 144A of the Securities Act of 1933.
(f)
Issued with a zero coupon. Income is recognized through the accretion of discount.
(g)
Zero coupon bond until next reset date.
(h)
Represents an affiliated issuer.
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Washington – (continued)
Port of Seattle Intermediate Lien Revenue and Refunding Bonds
Series 2024B (AMT) (Aa3/AA-)
$ 100,000 5.000%
07/01/2029
$ 106,030
Public Utility District No. 1 of Snohomish County Washington
Electric System Revenue Refunding Bonds Series 2025B
(Tax-Exempt) (Aa2/AA)
1,000,000 5.000
12/01/2037
1,141,215
The City of Seattle Washington Municipal Light and Power
Improvement and Refunding RB 2025 (Aa2/AA)
500,000 5.000
02/01/2043
550,216
Washington Health Care Facilities Authority RB Refunding for
CommonSpirit Health Obligated Group Series 2019 A-1
(A3/A-)
100,000 5.000
08/01/2038
103,488
Washington State Convention Center Public Facilities District
Junior Lodging Tax Notes 2021 (NR/NR)
100,000 4.000
07/01/2031
102,264
2,342,960
West Virginia - 0.3%
The County Commission of Ohio CountyWest
Virginia Special District Excise Tax Revenue
Refunding And Improvement BondsSeries 2025 A
500,000 5.250
06/01/2045
537,107
West Virginia Hospital Finance Authority Hospital Revenue
Improvement Bonds West Virginia University Health System
Obligated Group 2025 Series B (A2/A)
250,000 5.000
(a)(b)
06/01/2055
271,674
808,781
Wisconsin - 1.2%
City of Milwaukee GO Corporate Purpose Bonds Series 2017 B5
(NR/A-)
100,000 4.000
04/01/2028
100,090
Public Finance Authority Charter School RB Cherokee Classical
Academy Project Series 2025A (NR/NR)
200,000 6.000
(e)
06/15/2035
206,621
Public Finance Authority Education RB Pinecrest Academy
ofNevada—Pinecrest Academy Springs Campus Project Series
2025A (NR/BB+)
100,000 4.000
(e)
07/15/2033
99,660
Public Finance Authority Educational Facilities RB Lindenwood
Education System Series 2026 (NR/BBB-)
320,000 5.000
06/01/2031
335,530
Public Finance Authority RB for Prime Healthcare Foundation, Inc.
Series 2018 A (NR/NR)
1,000,000 5.200
12/01/2037
1,016,727
Public Finance Authority RB Kahala Nui Project Series 2025
(NR/NR)
100,000 5.250
11/15/2050
102,398
Public Finance Authority RB Kahala Nui Project Series 2025
(NR/BBB-)
100,000 5.500
(e)
06/01/2040
105,101
Wisconsin Health & Educational Facilities Authority RB
for Hmong American Peace Academy Ltd. Series 2020
(NR/BBB+)
325,000 4.000
03/15/2030
327,643
Wisconsin Health and Educational Facilities Authority RB Series
2025A (NR/A+)
500,000 5.000
08/15/2037
551,609
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Wisconsin – (continued)
Wisconsin Health and Educational Facilities Authority RB Series
2026 (NR/NR)
$ 500,000 5.000%
06/01/2045
$ 504,319
3,349,698
TOTAL MUNICIPAL BONDS
(Cost $279,626,739)
282,409,031
Shares
Dividend
    Rate Value
a
Investment Company - 0.2%
(h)
Goldman Sachs Financial Square Treasury Instruments Fund -
Institutional Shares
669,561 3.508% 669,561
(Cost $669,561)
TOTAL INVESTMENTS - 101.3%
(Cost $280,296,300)
$ 283,078,592
LIABILITIES IN EXCESS
OF OTHER ASSETS
- (1.3)%
(3,614,760)
NET ASSETS - 100.0%
$ 279,463,832
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
Security ratings disclosed, if any, are issued by either Standard &
Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of
Additional Information.

Goldman Sachs Municipal Income ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Additional Investment Information
Investment Abbreviations:
AGC - Insured by Assured Guaranty Corp.
AGM - Insured by Assured Guaranty Municipal Corp.
AMT - Alternative Minimum Tax (subject to)
BAM - Build America Mutual Assurance Co.
FHLMC - Insured  by Federal Home Loan Mortgage Corp.
FNMA - Insured by Federal National Mortgage Association
GNMA - Insured by Government National Mortgage
Association
GO - General Obligation
HUD SECT 8 - Hud Section 8
IDA - Industrial Development Agency
MTA - Metropolitan Transportation Authority
NATL - National Public Finance Guarantee Corp.
PSF-GTD - Guaranteed by Permanent School Fund
RB - Revenue Bond
ST AID
WITHHLDG
-
State Aid Withholding
TCRS - Transferable Custody Receipts
UPMC - University of Pittsburgh Medical Center
FUTURES CONTRACTS
— At May 31, 2026, the Portfolio had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Short position contracts:
U.S. Treasury Ultra Bond (40) 09/21/26 $ (4,583,750) $ (20,426)

GOLDMAN SACHS ULTRA SHORT MUNICIPAL INCOME ETF
Schedule of Investments
May 31, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds - 97.6%
Alabama - 0.5%
State of Alabama GO Refunding Bonds Series 2014-A (Aa1/AA)
$ 185,000 3.000%
08/01/2026
$ 184,971
a a
Alaska - 1.1%
Alaska Housing Finance Corporation Governmental Purpose
Bonds (Aaa/AA+/A-1+)
100,000 1.520
(a)(b)
12/01/2030
100,000
North Slope Borough Alaska GO Refunding Bonds Series 2021B
Schools (NR/AA)
350,000 5.000
06/30/2026
350,630
450,630
Arizona - 3.6%
Arizona Board of Regents Arizona State University System RB
Series 2016B (Green Bonds) (Aa2/AA)
70,000 5.000
07/01/2027
70,129
Arizona Board of Regents Arizona State University System RB
Tax-Exempt Series 2025A (Aa2/AA)
70,000 5.000
07/01/2026
70,137
Arizona Transportation Board Highway Revenue Refunding Bonds
Series 2016 (Aa1/AA+)
10,000 5.000
07/01/2026
10,019
City of Phoenix Arizona GO Refunding Bonds Series 2016
(Aa1/AA+)
150,000 5.000
07/01/2026
150,292
Dysart Unified School District No. 89 of Maricopa County Arizona
Refunding Bonds Series 2016 (BAM) (NR/AA)
100,000 4.000
07/01/2027
100,121
Gila County Arizona Pledged Revenue and Revenue Refunding
Obligations Series 2019 (NR/AA)
150,000 4.000
07/01/2027
152,003
Marana Unified School District No. 6 of Pima County Arizona
School Improvement Bonds Project of 2022 Series A 2023
(AG) (NR/AA)
130,000 5.000
07/01/2026
130,235
Maricopa County Special Health Care District GO Bonds Series C
(Aa3/NR)
225,000 5.000
07/01/2026
225,408
Pima County Arizona Sewer System Revenue Refunding
Obligations Series 2016 (NR/AA)
50,000 5.000
07/01/2026
50,092
Pinal County Community College District of Pinal County Arizona
GO Refunding Bonds Series 2021 (NR/AA-)
140,000 5.000
07/01/2028
146,646
The Industrial Development Authority of The City of Yuma Arizona
Hospital RB Yuma Regional Medical Center Series 2024A
(NR/A)
165,000 5.000
08/01/2026
165,553
The Industrial Development Authority of The County of Maricopa
RB Banner Health Series 2016A (NR/AA-)
80,000 5.000
01/01/2027
81,096
The Industrial Development Authority of The County of Yavapai
Hospital RB Yavapai Regional Medical Center Series 2019
(A3/NR)
115,000 5.000
08/01/2026
115,306
1,467,037
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
California - 2.3%
City and County of San Francisco California GO Bonds Healthy
Safe and Vibrant San Francisco 2024 Series 2025F (Aa1/AA+)
$ 260,000 5.000%
06/15/2026
$ 260,231
Los Angeles Transportation 5 6/26 (NR/SP-1+)
170,000 2.452
06/25/2026
170,265
Tender Option Bond Trust Receipts/Certificates (Aa2/NR)
500,000 1.870
(a)(b)(c)
06/01/2032
500,000
930,496
Colorado - 0.7%
City and County of Denver Colorado Airport System Subordinate
RB Series 2018A (AMT) (A1/A+)
285,000 5.000
12/01/2026
288,271
a a
Connecticut - 1.1%
State of Connecticut General Obligation Bonds GO Bonds 2025
Series A (Aa2/AA-)
40,000 5.000
03/15/2027
40,781
State of Connecticut Health and Educational Facilities Authority
RB Fairfield University Issue Series S (A2/A)
35,000 5.000
07/01/2026
35,066
State of Connecticut Special Tax Obligation Bonds Transportation
Infrastructure Purposes 2023 Series A (Aa2/AA)
240,000 5.000
07/01/2027
246,320
State of Connecticut Tax-Exempt GO Bonds 2018 Series E
(Aa2/AA-)
120,000 5.000
09/15/2026
120,837
443,004
District of Columbia - 1.3%
District of Columbia Hospital Refunding RB Children'S Hospital
Obligated Group Issue Series 2015 (A1/NR)
55,000 5.000
07/15/2026
55,056
District of Columbia Washington D.C. GO Refunding Bonds Series
2018B (Aa1/AA+)
140,000 5.000
06/01/2027
143,377
Metropolitan Washington Airports Authority Airport System
Revenue Refunding Bonds Series 2021A (Aa3/AA-)
140,000 5.000
10/01/2026
141,046
Washington Metropolitan Area Transit Authority Second Lien RB
for Sustainability Climate Transition Bonds Series 2023A
(NR/AA)
180,000 5.000
07/15/2026
180,456
519,935
Florida - 10.0%
Broward County Florida Tourist Development Tax RB Series 2021
(Aa2/NR)
100,000 5.000
09/01/2027
102,950
City of South Miami Health Facilities Authority Hospital RB
Refunding for Baptist Health South Florida Obligated Group
Series 2017 (Aa3/AA-)
90,000 5.000
08/15/2027
92,344
Florida Housing Finance Corporation Multifamily Mortgage RB
2023 Series C (HUD SECT 8) (NR/AA+)
130,000 3.080
(a)(b)
12/01/2026
130,000
JEA St. Johns River Power Park System RB, Issue Three Series
Seven (A1/A+)
120,000 3.125
10/01/2026
120,021

GOLDMAN SACHS ULTRA SHORT MUNICIPAL INCOME ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Florida – (continued)
Lee County Florida Non-Ad Valorem Refunding RB Series 2015
(Aa1/AA+)
$ 75,000 5.000%
10/01/2026
$ 75,585
Miami-Dade County Aviation Revenue Refunding Bonds Series
2016A (Non-Amt) (NR/A+)
70,000 5.000
10/01/2026
70,488
Miami-Dade County Florida Water and Sewer System Revenue
Refunding Bonds Series 2025B (Aa3/AA)
110,000 5.000
10/01/2027
113,521
Miami-Dade County GO Bonds for Public Health Trust Program
Series 2021A (NR/AA)
60,000 5.000
07/01/2026
60,107
North Sumter County Utility Dependent District RB for Central
Sumter Utility Series 2019 (NR/A)
70,000 5.000
10/01/2026
70,417
School District of Broward County, Florida Tax Anticipation Notes
Series 2025 (NR/NR)
200,000 2.431
06/25/2026
200,168
School District of Pasco County Florida Sales Tax RB Series 2024
(Aa3/NR)
80,000 5.000
10/01/2026
80,592
School District of Pinellas County Florida Tax Anticipation Notes
Series 2025 (NR/NR)
355,000 2.403
06/30/2026
355,294
State of Florida Department of Environmental Protection Florida
Forever Revenue Refunding Bonds Series 2016A (Aa2/NR)
95,000 5.000
07/01/2026
95,183
State of Florida Department of Environmental Protection Florida
Forever Revenue Refunding Bonds Series 2017A (Aa2/NR)
510,000 5.000
07/01/2026
510,980
State of Florida Department of Transportation Turnpike Revenue
Refunding Bonds Series 2021A (Aa2/AA)
170,000 5.000
07/01/2026
170,337
The School Board of Broward County, Florida Certificates of
Participation Evidencing Undivided Proportionate Interests
of The Owners Thereof In Basic Lease Payments To Be Made
By The School Board of Broward County Florida As Lessee
Pursuant To A Master Le (A1/A+)
150,000 5.000
07/01/2027
150,276
The School Board of Miami-Dade County Florida Certificates of
Participation Series 2025A (A1/NR)
190,000 5.000
05/01/2028
198,025
The School Board of Orange County Florida Certificates of
Participation Series 2016B (Aa2/NR)
175,000 5.000
08/01/2026
175,607
215,000 5.000
08/01/2027
215,784
The School Board of Palm Beach County Florida Certificates of
Participation Series 2018B (Aa3/NR)
750,000 5.000
08/01/2028
785,646
The School Board of Palm Beach County Florida Certificates of
Participation Series 2025A (Aa3/NR)
110,000 5.000
08/01/2027
112,926
The School Board of St. Lucie County Florida Refunding
Certificates of Participation the School Board of St. Lucie
County Florida Master Lease Program Series 2023B
(AG) (A1/AA)
150,000 5.000
07/01/2028
156,437
4,042,688
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Georgia - 2.0%
Development Authority of Fulton County RB Spelman College
Series 2025 (A1/NR)
$ 75,000 5.000%
06/01/2028
$ 78,307
Fulton County Georgia General Fund Tax Anticipation Notes Series
2026 (NR/SP-1+)
605,000 2.499
12/30/2026
613,661
The Hospital Authority of Clarke County Georgia Revenue
Anticipation Certificates Piedmont Healthcare Inc. Project
Series 2016A (Aa3/AA-)
125,000 5.000
07/01/2026
125,201
817,169
Hawaii - 1.3%
State of Hawaii Highway RB Series 2026B (Aa2/AAA)
500,000 5.000
01/01/2028
519,650
a a
Idaho - 0.4%
Trinity Health Corporation (Aa3/AA-/A-1+)
150,000 2.450
(a)(b)
12/01/2048
150,000
a a
Illinois - 8.9%
Board of Trustees of Illinois State University Illinois State
University Auxiliary Facilities System Revenue Refunding
Bonds Series 2025 (A2/A)
220,000 5.000
04/01/2028
228,323
City of Chicago Chicago O'Hare International Airport General
Airport Senior Lien Revenue Refunding Bonds Series 2024C
(Amt) (NR/A+)
280,000 5.000
01/01/2027
283,397
City of Chicago Midway Airport RB Refunding for Senior Lien
Airport Series 2023C (AMT) (NR/A)
130,000 5.000
01/01/2027
131,577
City of Mount Vernon Illinois GO Improvement and Refunding
Bonds Series 2020 (BAM) (NR/AA)
125,000 4.000
12/15/2026
125,663
Community College District No. 505 Counties of Champaign
Coles Dewitt, Douglas Edgar Ford Iroquois Livingston
Mclean Moultrie Piattand Vermilion and State of Illinois GO
Refunding Bonds Series 2018B (NR/AA)
235,000 5.000
12/01/2026
237,791
Community Consolidated School District No. 30-C Will County
Troy Illinois GO Refunding School Bonds Series 2017C
(Aa2/NR)
110,000 4.000
10/01/2026
110,431
Community High School District No. 155 Crystal Lake Illinois
GO School Bonds Alternate Revenue Source Series 2025
(NR/AA+)
195,000 5.000
06/30/2026
195,287
Illinois Finance Authority RB Northwestern University Series 2015
(Aa1/AA+)
305,000 3.000
12/01/2027
305,028
Illinois Finance Authority RB Series 2016A (A1/A+)
70,000 5.000
08/15/2026
70,296
Illinois Finance Authority RB Series 2016C (Aa3/AA)
230,000 5.000
02/15/2027
233,552
Illinois Finance Authority RB Series 2019 (A1/A+)
180,000 5.000
04/01/2027
183,073
Illinois Finance Authority State of Illinois Clean Water Initiative
Revolving Fund RB Series 2019 (NR/AAA)
35,000 5.000
07/01/2026
35,069

GOLDMAN SACHS ULTRA SHORT MUNICIPAL INCOME ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Illinois – (continued)
Regional Transportation Authority of Illinois Illinois GO Refunding
Bonds Series 2017A (NR/AA)
$ 450,000 5.000%
07/01/2028
$ 460,127
Sales Tax Securitization Corp. Sales Tax Securitization Bonds
Series 2023A Social Bonds (NR/A+)
50,000 3.000
01/01/2027
50,002
Sales Tax Securitization Corp. Second Lien Sales Tax
Securitization Bonds Series 2020A (NR/A+)
200,000 5.000
01/01/2027
202,508
Sales Tax Securitization Corp. Second Lien Sales Tax
Securitization Bonds Series 2021A (NR/A+)
200,000 5.000
01/01/2027
202,508
State of Illinois GO Bonds Series of March 2021B (A2/A-)
180,000 5.000
03/01/2027
182,954
State of Illinois GO Refunding Bonds Series of October 2016 Il
(A2/A-)
250,000 5.000
02/01/2027
253,577
The Board of Trustees of The University of Illinois Auxiliary
Facilities System Refunding RB Series 2023A (Aa2/AA)
110,000 5.000
04/01/2027
112,171
3,603,334
Indiana - 2.2%
Indiana Finance Authority Hospital Refunding RB Series 2017A
(A1/A+)
205,000 5.000
11/01/2026
206,715
Noblesville Indiana Redevelopment Authority Economic
Development Lease Rental Refunding Bonds of 2022
(NR/AA)
100,000 5.000
02/01/2028
103,504
Northern Indiana Commuter Transportation District Limited
Obligation Consolidated RB Series 2024 (A1/A+)
150,000 5.000
07/01/2026
150,272
Shelbyville Central Renovation School Building Corporation
Indiana Ad Valorem Property Tax First Mortgage Refunding
Bonds Series 2026 Indiana Credit Enhancement Programs
(ST INTERCEPT) (NR/AA+)
400,000 5.000
07/15/2028
418,729
879,220
Iowa - 2.2%
Cedar Falls Community School District Iowa GO School Bonds
Series 2022 (AG) (Aa3/AA)
130,000 4.000
06/01/2027
131,629
Des Moines Independent Community School District Iowa School
Infrastructure Sales Services and Use Tax Revenue Refunding
Bonds Series 2021 (NR/A+)
220,000 5.000
06/01/2026
220,000
165,000 5.000
06/01/2028
172,275
Polk County Iowa GO Bonds Series 2024B (Aaa/AAA)
100,000 5.000
06/01/2026
100,000
Waukee Community School District Iowa GO School and
Refunding Bonds Series 2019A (Aa2/NR)
255,000 5.000
06/01/2026
255,000
878,904
Kansas - 0.7%
City of Wichita Kansas GO Bonds Series 823 (Aa2/AAA)
140,000 4.000
12/01/2026
140,777
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Kansas – (continued)
Public Building Commission of Johnson County Kansas Lease
Purchase RB Courthouse and Medical Examiners Facility
Projects Series 2018A (Aaa/AAA)
$ 140,000 5.000%
09/01/2026
$ 140,725
281,502
Kentucky - 1.3%
Commonwealth of Kentucky State Property and Buildings
Commission RB Project No. 131 Series A (Aa3/NR)
120,000 5.000
10/01/2027
123,649
County of Warren Kentucky Hospital Refunding RB Bowling
Green - Warren County Community Hospital Corporation
Series 2021A (NR/AA-)
140,000 5.000
04/01/2028
145,730
Fayette County Kentucky School District Finance Corporation
School Building Refunding RB Series 2015B
(ST INTERCEPT) (Aa3/AA-)
125,000 3.000
05/01/2027
125,000
Oldham County School District Finance Corporation Kentucky
School Building Refunding RB Second Series of 2016
(ST INTERCEPT) (Aa3/NR)
20,000 4.000
09/01/2026
20,052
University of Kentucky General Receipt Bonds 2018 Series A
(ST INTERCEPT) (Aa2/AA+)
120,000 4.000
10/01/2027
120,114
534,545
Louisiana - 1.6%
Board of Supervisors of Louisiana State Universityand Agricultural
and Mechanical College Auxiliary Revenue Refunding Bonds
Series 2016A (A2/NR)
75,000 5.000
07/01/2026
75,132
Louisiana  Government Environmental Facilities & Community
Development Authority Rev RB Honeywell International Inc
2002 (NR/A/A-1)
500,000 1.990
(a)(b)
12/01/2037
500,000
State of Louisiana GO Bonds Series 2016-A (Aa2/AA)
60,000 5.000
09/01/2027
60,355
635,487
Maryland - 0.8%
City of Baltimore Refunding RB for Wastewater Projects Series
2014D (Aa3/A-)
30,000 5.000
07/01/2026
30,033
Community Development Administration Maryland Department of
Housing and Community Development Residential RB 2025
Series A (NON-AMT) (GNMA/FNMA/FHLMC) (Aa1/NR)
55,000 3.050
09/01/2027
55,083
Department of Transportation of Maryland Consolidated
Transportation Bonds Series 2015 (Aa1/AAA)
115,000 3.000
06/01/2026
115,000
State of Maryland Maryland GO Bonds State and Local Facilities
Loan of 2015 First Series B (Aa1/AAA)
105,000 4.000
08/01/2026
105,240
305,356
Massachusetts - 0.4%
Massachusetts Bay Transportation Authority Senior Sales Tax
Bonds 2023 Series A Subseries A-2 (NR/AA+)
105,000 5.000
07/01/2026
105,209

GOLDMAN SACHS ULTRA SHORT MUNICIPAL INCOME ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Massachusetts – (continued)
Town of Dedham Massachusetts GO Municipal Purpose Loan of
2017 Bonds (NR/AAA)
$ 40,000 4.000%
06/15/2027
$ 40,044
145,253
Michigan - 2.5%
Board of Trustees of Grand Valley State University General
Revenue Refunding Bonds Series 2024A (AG) (A1/AA)
305,000 5.000
12/01/2027
315,129
City of Saginaw Hospital Finance Authority Hospital Revenue
Refunding Bonds Covenant Medical Center Inc. Series 2020J
(NR/A+)
335,000 5.000
07/01/2027
341,043
City of Warren Michigan Capital Improvement Refunding Bonds
Series 2019A GO Limited Tax (NR/AA)
150,000 3.000
04/01/2028
150,356
County of Macomb State of Michigan Capital Improvement Bonds
Series 2015 (Aaa/NR)
50,000 3.200
05/01/2027
50,006
Great Lakes Water Authority Water Supply System Revenue
Refunding Senior Lien Bonds Series 2024A (Aa3/AA-)
150,000 5.000
07/01/2026
150,284
Portage Public Schools County of Kalamazoo Michigan 2016
School Building Site & Refunding Bonds (NR/AA-)
15,000 5.000
11/01/2026
15,039
1,021,857
Mississippi - 3.1%
Mississippi Business Finance Corporation Gulf Opportunity Zone
Industrial Development RB Chevron U S A Inc. Project Series
2010 E Bonds (Aa2/AA-/A-1+)
800,000 1.530
(a)(b)
12/01/2030
800,000
Mississippi Development Bank Special Obligation Bonds, Series
2016A (NR/AA-)
80,000 5.000
08/01/2026
80,278
Mississippi Hospital Equipment and Facilities Authority RB North
Mississippi Health Services 2020 Series I (NR/A+)
95,000 5.000
10/01/2026
95,528
The University of Mississippi Medical Center Medical Center
Educational Building Corporation RB Series 2017A (Aa2/NR)
275,000 5.000
06/01/2026
275,000
1,250,806
Missouri - 3.1%
Board of Public Buildings of The State of Missouri Special
Obligation Refunding Bonds Series B 2020 (Aa1/AA+)
140,000 5.000
10/01/2026
141,032
Fort Osage R-I School District Jackson County Missouri
Certificates of Participation Series 2022A (NR/A)
180,000 4.000
04/01/2027
180,089
Franklin County Missouri Refunding Certificates of Participation
Series 2019B (NR/A+)
20,000 4.000
04/01/2027
20,180
Health and Educational Facilities Authority of the State of Missouri
Health Facilities RB Ssm Health Series 2022A (NR/A+)
655,000 5.000
06/01/2028
682,581
Health and Educational Facilities Authority of The State of
Missouri Health Facilities RB Ssm Health Series 2022A
(NR/A+)
185,000 5.000
06/01/2027
188,799
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Missouri – (continued)
St. Louis Municipal Finance Corporation Recreation Sales Tax
Leasehold Revenue Refunding Bonds City of St. Louis
Missouri Lessee Series 2016 (NR/A)
$ 25,000 5.000%
02/15/2027
$ 25,034
1,237,715
Nebraska - 0.4%
Douglas County School District No. 001 Omaha Public Nebraska
General Obligation Bonds Series 2015 (Aa2/AA)
45,000 5.000
12/15/2026
45,073
Nebraska Public Power District General RB 2023 Series A (A1/A)
130,000 5.000
07/01/2028
134,819
179,892
Nevada - 2.0%
Clark County Nevada Airport System Subordinate Lien Refunding
RB Series 2019D (NON-AMT) (Aa2/AA-)
200,000 5.000
07/01/2026
200,337
Clark County School District GO Limited Tax Building and
Refunding Bonds Series 2015C (A1/AA-)
35,000 5.000
06/15/2026
35,030
Clark County School District Nevada GO Limited Tax Building
Bonds Series 2024A (A1/AA-)
75,000 5.000
06/15/2026
75,065
Clark County School District Nevada GO Limited Tax Refunding
Bonds Additonally Secured By Pledged Revenues Series
2016B (A1/AA-)
200,000 5.000
06/15/2026
200,173
Clark County School District Nevada GO Limited Tax School
Bonds Additionally Secured by Pledged Revenues Series
2015D (A1/AA-)
30,000 5.000
06/15/2026
30,025
Clark County, Nevada GO Limited Tax Bond Bank Refunding
Bonds Additionally Secured By Pledged Revenues Series
2016B (Aa1/AAA)
75,000 5.000
11/01/2026
75,734
Las Vegas Convention and Visitors Authority Nevada Revenue
Refunding Bonds Series 2021 (Aa3/AA-)
210,000 5.000
07/01/2026
210,382
826,746
New Jersey - 3.1%
County of Essex New Jersey General Improvement Bonds Series
2015A (ST AID WITHHLDG) (Aa1/NR)
50,000 3.000
09/01/2027
50,013
Higher Education Student Assistance Authority State of
New Jersey Senior Student Loan RB Series 2025-2
(AMT) (NR/A-1+) (PUTABLE)
300,000 5.000
(a)(b)
12/01/2056
300,017
New Jersey Economic Development Authority School Facilities
Construction Refunding Bonds Series 2015 - XX (A1/A)
170,000 4.250
06/15/2026
170,065
New Jersey Economic Development Authority State Lease Revenue
Refunding Bonds Liberty State Park Project 2015 Series A
(A2/A)
175,000 4.125
06/15/2026
175,058
New Jersey Housing and Mortgage Finance Agency Multi-Family
RB 2024 Sub-Series D-2 (GNMA/FNMA/FHLMC) (NR/AA-)
400,000 2.900
11/01/2027
398,189

GOLDMAN SACHS ULTRA SHORT MUNICIPAL INCOME ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
New Jersey – (continued)
State of New Jersey New Jersey GO Bonds Various Purposes
(Tax-Exempt) (Aa3/A+)
$ 175,000 2.000%
06/01/2027
$ 173,229
1,266,571
New Mexico - 1.4%
Albuquerque Bernalillo County Water Utility Authority Senior Lien
Joint Water and Sewer System Refunding and Improvement
RB Series 2017 (Aa2/AA+)
265,000 5.000
07/01/2026
265,494
State of New Mexico New Mexico Severance Tax Bonds Series
2020A (Aa2/AA-)
305,000 5.000
07/01/2026
305,568
571,062
New York - 3.6%
Blackrock Muniyield Quality Fd Inc Var (AMT) (Aa1/P-1/NR)
300,000 1.730
(a)(b)(c)
02/01/2056
300,000
City School District of The City of Corning Steuben Schuyler
and Chemung Counties New York Bond Anticipation Notes –
2025A (NR/NR)
34,000 4.000
06/18/2026
34,020
Dormitory Authority of The State of New York Barnard College RB
Series 2020A (A3/NR)
75,000 4.000
07/01/2026
75,050
Metropolitan Transportation Authority Transportation Revenue
Refunding Green Bonds  Series 2018B (A2/A)
160,000 5.000
11/15/2027
165,525
Monroe County Industrial Development Corp. RB for University of
Rochester Project Series 2015A (Tax-Exempt) (Aa3/AA-)
15,000 5.000
07/01/2026
15,026
Shenendehowa Central School District Saratoga
County New York Bond Anticipation Notes 2025
(ST AID WITHHLDG) (NR/NR)
185,000 4.000
06/23/2026
185,143
The City of New York GO Bonds Tax-Exempt Bonds Subseries F-1
(Aa2/AA)
35,000 5.000
08/01/2026
35,140
The Port Authority of New York and New Jersey Consolidated
Bonds One Hundred and Sevent-Fifth Series (Aa3/AA-)
35,000 3.000
12/01/2027
35,006
Waverly Central School District New York GO Bond Anticipation
Notes Series A 2025 (ST AID WITHHLDG) (NR/NR)
600,000 4.000
06/25/2026
600,463
1,445,373
North Carolina - 1.8%
Carolina Beach Town of North Carolina Enterprise Systems RB
Series 2016 (Aa3/NR)
475,000 5.000
06/01/2026
475,000
City of Charlotte North Carolina Water and Sewer System RB
Series 2022A (Aaa/AAA)
155,000 5.000
07/01/2026
155,302
North Carolina Municipal Power Agency Number 1 Catawba
Electric RB Refunding Series 2016A (NR/A)
85,000 5.000
01/01/2027
85,156
715,458
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Ohio - 4.6%
City of Toledo Ohio Water System Revenue Refunding Bonds
Series 2012Ra (Aa3/AA-)
$ 225,000 3.000%
11/15/2026
$ 225,020
County of Allen Ohio Hospital Facilities RB Series 2017A (A1/A+)
45,000 5.000
08/01/2026
45,144
County of Cuyahoga Ohio Convention Hotel Project Certificate of
Participation Series 2024 (A1/AA-)
125,000 5.000
12/01/2026
126,354
150,000 5.000
12/01/2027
154,959
County of Montgomery Ohio Hospital Facilities RB Series 2021
Dayton Children'S Hospital (A1/NR)
55,000 5.000
08/01/2026
55,174
Ohio Department of Administrative Services Certificates of
Participation Series 2018 Enterprise Data Center Solutions
Project (Aa1/AA+)
180,000 5.000
09/01/2026
180,968
Ohio State Water Development Authority Revenue Rites
(Aaa/AAA)
400,000 5.250
12/01/2027
410,626
State of Ohio Common Schools GO Bonds Series 2025A
(Aaa/AAA)
315,000 5.000
06/15/2026
315,294
Trinity Health Corporation (Aa3/AA-/A-1+)
325,000 2.450
(a)(b)
12/01/2046
325,000
1,838,539
Oklahoma - 1.7%
Cleveland County Educational Facilities Authority Educational
Facilities Lease RB Moore Public Schools Project Series 2021
(Aa3/A+)
395,000 4.000
06/01/2027
399,715
Oklahoma County Finance Authority Educational Facilities Lease
RB Midwest City Del City Public Schools Project Series 2018
(NR/A+)
140,000 5.000
10/01/2026
140,868
Tulsa County Industrial Authority Educational Facilities Lease RB
Jenks Public Schools Project (NR/AA-)
20,000 5.000
09/01/2026
20,030
Tulsa Public Facilities Authority Oklahoma Capital Improvements
RB, Series 2017 (NR/AA-)
75,000 3.000
06/01/2026
75,000
Wagoner County Independent School District No. 17 Coweta Board
of Education Oklahoma Building Bonds of 2023 (NR/NR)
35,000 4.500
09/01/2026
35,107
670,720
Oregon - 2.2%
City of Salem Oregon Water and Sewer Revenue Refunding Bonds
Series 2017 (Aa2/NR)
130,000 4.000
06/01/2026
130,000
Eugene School District No. 4J GO Bonds for Oregon School Bond
Guaranty Series 2016 (SCH BD GTY) (Aa1/NR)
25,000 2.000
06/15/2026
24,986
Eugene School District No. 4J Oregon GO Bonds Series 2019
(SCH BD GTY) (Aa1/NR)
200,000 5.000
06/15/2026
200,176
Medford Hospital Facilities Authority RB Refunding for Asante
Health System Obligated Group Series 2020 A (NR/A+)
80,000 5.000
08/15/2026
80,341

GOLDMAN SACHS ULTRA SHORT MUNICIPAL INCOME ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Oregon – (continued)
Metro Ore / Go Bonds Series 2012A (Aaa/AAA)
$ 5,000 4.000%
06/01/2026
$ 5,000
Portland Community College Multnomah Washington Yamhill
Clackamas and Columbia Counties Oregon GO Refunding
Bonds Series 2016 (Aa1/AA+)
95,000 5.000
06/15/2026
95,086
The Port of Portland Oregon Portland International Airport RB
Series Twenty-Eight (Amt) (NR/AA-)
90,000 5.000
07/01/2026
90,159
The Port of Portland Oregon Portland International Airport RB
Series Twenty-Eight (AMT) (NR/AA-)
240,000 5.000
07/01/2027
245,852
871,600
Other - 3.5%
Nuveen AMT Free Mun Income Fund Variable Rate
DemandPreferred Shares Ticker Symbol NEA 1 (Aa1/P-1/A-1)
1,000,000 1.650
(a)(b)(c)
09/11/2026
1,000,000
Tender Option Bond Trust Receipts/Certificates Various States
CTFS 2026-BAP0002 (NR/NR)
400,000 1.870
(a)(b)(c)
12/02/2027
400,000
1,400,000
Pennsylvania - 5.7%
Commonwealth Financing Authority Tobacco Master Settlement
Payment RB Series 2018 (Aa3/A)
300,000 5.000
06/01/2026
300,000
Lancaster County Hospital Authority University of Pennsylvania
Health System Health System RB Series B of 2016 (Aa3/AA)
230,000 5.000
08/15/2026
230,816
Pennsylvania Economic Development Financing Authority Solid
Waste Disposal RB for Waste Management Inc. Project Series
2019A (NR/A-/A-2)
400,000 3.875
(a)(b)
08/01/2038
400,622
Pennsylvania Economic Development Financing Authority Upmc
RB Series 2016 (A2/A)
220,000 5.000
03/15/2027
221,317
Pennsylvania Economic Development Financing Authority Upmc
RB Series 2017A (A2/A)
80,000 5.000
11/15/2026
80,746
Pennsylvania Turnpike Commission Oil Franchise Tax Senior
Revenue Refunding Bonds Series A of 2016 (Aa3/NR)
110,000 5.000
12/01/2027
111,262
Southeastern Pennsylvania Transportation Authority Capital Grant
Receipts RB Series 2020 Federal Transit Administration
Section 5307 Urbanized Area Formula Funds (A3/AA-)
165,000 5.000
06/01/2027
168,652
Southeastern Pennsylvania Transportation Authority Capital Grant
Receipts Refunding Bonds Series 2017 (A3/AA-)
415,000 5.000
06/01/2027
423,895
Southeastern Pennsylvania Transportation Authority RB for Asset
Improvement Program Series 2022 (Aa3/NR)
135,000 5.000
06/01/2026
135,000
Temple University – The Commonwealth System of Higher
Education RB First Series of 2025 (AG) (Aa3/AA)
25,000 5.000
04/01/2027
25,445
The City of Philadelphia Pennsylvania GO Bonds Series 2025C
Tax-Exempt (A1/A+)
95,000 5.000
08/01/2026
95,354
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Pennsylvania – (continued)
The City of Philadelphia Pennsylvania GO Refunding Bonds Series
2017 (AG) (A1/AA)
$ 105,000 5.000%
08/01/2026
$ 105,389
2,298,498
Rhode Island - 0.3%
Rhode Island Housing and Mortgage Finance Corporation
Homeownership Opportunity Bonds Series 86-B
(AMT) (GNMA/FNMA/FHLMC) (Aa1/AA+)
140,000 3.600
10/01/2027
140,012
a a
South Dakota - 0.1%
City of Sioux Falls South Dakota Sales Tax RB Series 2012A
(Aa1/AA-)
50,000 3.000
11/15/2026
50,004
a a
Tennessee - 1.8%
City of Lenoir City Tennessee Electric System RB Series 2020B
(Aa3/NR)
210,000 3.000
06/01/2026
210,000
New Memphis Arena Public Building Authority of Memphis
and Shelby County Tennessee Local Government Public
Improvement Bonds City of Memphis Project Series 2021
Social Bonds Convertible Capital Appreciation Bonds
(Aa2/AA)
175,000 4.000
04/01/2028
178,518
The Health and Educational Facilities Board of The County of
Franklin Tennessee Educational Facilities Revenue Refunding
Bonds The University of The South Series 2021 (NR/A+)
305,000 4.000
09/01/2027
308,428
The Metropolitan Government of Nashville and Davidson County
GO Refunding Bonds Series 2021A (Aa2/AA+)
15,000 5.000
07/01/2026
15,030
711,976
Texas - 10.1%
Arlington Independent School District Unlimited Tax
School Building and Refunding Bonds Series 2020
(PSF-GTD) (Aaa/AAA)
205,000 5.000
02/15/2027
208,484
Board of Regents of Texas Woman'S University Revenue Financing
System Refunding Bonds Series 2019 (Aa3/NR)
90,000 5.000
07/01/2027
92,136
Board of Regents of the University of Texas System Revenue
Financing System Bonds Series 2026 (Aaa/AAA/A-1+)
800,000 1.450
(a)(b)
08/01/2056
800,000
City of Austin Texas Public Improvement and Refunding Bonds
Series 2024 (NR/AAA)
130,000 5.000
09/01/2026
130,739
City of Corpus Christi Texas A Political Subdivision of the State
of Texas Located In Nueces San Patricio Aransas and Kleberg
Counties Texas Limited Tax Notes Series 2025 (NR/AA)
155,000 5.000
03/01/2028
161,000
City of El Paso Downtown Development Corporation Special
Revenue Refunding Bonds Series 2016 (NR/AA-)
70,000 5.000
08/15/2027
70,282
City of El Paso Texas GO Refunding Bonds Series 2016 (NR/AA)
30,000 5.000
08/15/2027
30,140
City of El Paso Texas GO Refunding Bonds Series 2025 (NR/AA)
95,000 5.000
08/15/2026
95,440

GOLDMAN SACHS ULTRA SHORT MUNICIPAL INCOME ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
City of Garland Texas Dallas Collin and Rockwall Counties Water
and Sewer System Revenue Refunding Bonds New Series
2021 (NR/AA-)
$ 300,000 4.000%
03/01/2028
$ 307,558
City of Houston Texas Combined Utility System First Lien
Revenue Refunding Bonds Series 2015D (NR/AA)
35,000 5.000
11/15/2027
35,066
City of Houston Texas Public Improvement Refunding Bonds
Series 2021A (Aa3/NR)
120,000 5.000
03/01/2027
122,216
City of New Braunfels A Political Subdivision of The State of Texas
Located in Comal and Guadalupe Counties Utility System
Revenue and Refunding Bonds Series 2016 (Aa1/A+)
5,000 5.000
07/01/2026
5,008
City of San Antonio Texas Electric and Gas Systems Revenue
Refunding Bonds New Series 2018 (Aa2/AA-)
100,000 5.000
02/01/2027
101,630
City of Temple Texas GO Refunding Bonds Series 2019 (NR/AA)
120,000 5.000
08/01/2027
123,332
Harris County Flood Control District Improvement Refunding
Bonds Series 2020A (Aaa/NR)
30,000 5.000
10/01/2026
30,231
Harris County Texas Toll Road Senior Lien Revenue Refunding
Bonds Series 2016A (Aa1/NR)
115,000 5.000
08/15/2027
115,511
Houston Independent School District Harris County Texas Limited
Tax Refunding Bonds Series 2025B (PSF-GTD) (Aaa/AAA)
30,000 5.000
02/15/2027
30,531
Houston Independent School District Harris County Texas Limited
Tax Refunding Bonds Series 2026 (PSF-GTD) (Aaa/AAA)
100,000 2.710
02/15/2027
101,770
Houston Independent School District Public Facility Corporation
Texas Lease Revenue Refunding Bonds Series 2017 (Aa1/AA)
95,000 5.000
09/15/2026
95,613
Parker County Texas Unlimited Tax Refunding Bonds Series 2016
(NR/AA)
45,000 4.000
02/15/2027
45,031
Port Neches-Groves Independent School District Texas Unlimited
Tax Refunding Bonds Series 2016A (PSF-GTD) (Aaa/NR)
170,000 4.000
02/15/2028
170,163
Port of Port Arthur Navigation District of Jefferson County Texas
Environmental Facilities RB Motiva Enterprises Llc Project
Series 2010 Subseries 2010D (Baa1/P-2/BBB+/A-2)
450,000 1.770
(a)(b)
11/01/2040
450,000
Tarrant County Cultural Education Facilities Finance Corp.
Revenue Refunding Bonds Christus Health Series 2024B
(A2/NR)
325,000 5.000
07/01/2026
325,534
Tarrant County Cultural Education Facilities Finance Corporation
Revenue Refunding Bonds Christus Health Series 2018 A
(A2/A)
140,000 5.000
07/01/2026
140,230
Texas Department of Housing and Community Affairs Residential
Mortgage RB Series 2023A (GNMA COLL) (Aa1/AA+)
225,000 3.200
01/01/2027
225,224
Trinity River Authority of Texas Tarrant County Water Project
Refunding RB Series 2016 (NR/AA+)
35,000 4.000
02/01/2027
35,036
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Municipal Bonds – (continued)
Texas – (continued)
West Harris County Regional Water Authority Water System
Revenue and Revenue Refunding Bonds Series 2015A
(A1/AA-)
$ 15,000 5.000%
12/15/2026
$ 15,019
4,062,924
Utah - 0.7%
Salt Lake City Utah Salt Lake City International Airport Airport
RB Series 2018A Amt (A1/A+)
210,000 5.000
07/01/2026
210,352
Utah Tran Auth Sales Tax Rev Ref Bds 2006 C (AG) (Aa2/AA+)
90,000 5.250
06/15/2027
91,155
301,507
Virginia - 0.3%
Virginia Commonwealth University Health System General
Revenue Refunding Bonds Series 2017A (Aa3/AA-)
20,000 5.000
07/01/2026
20,034
Virginia State Public Building Authority Publuc Facilities Revenue
and Refunding Bonds 2015B (Aa1/AA+)
100,000 3.300
08/01/2028
100,037
120,071
Washington - 2.6%
Bellevue School District No. 405 Washington Unlimited Tax GO
and Refunding Bonds 2016 (SCH BD GTY) (Aaa/AA+)
40,000 5.000
12/01/2026
40,473
Energy Northwest Project 3 Electric Revenue Refunding Bonds
Series 2016-A (Aa2/AA-)
110,000 5.000
07/01/2026
110,205
Port of Seattle Intermediate Lien RB 2017D (AMT) (Aa3/AA-)
180,000 5.000
05/01/2027
183,673
Port of Seattle Intermediate Lien RB Series 2019 Amt (Aa3/AA-)
330,000 5.000
04/01/2027
336,101
State of Washington Washington Motor Vehicle Fuel Tax Series
2018B (Aaa/AA+)
125,000 5.000
08/01/2026
125,483
State of Washington Washington Various Purpose GO Refunding
Bonds Series R-2018D (Aaa/AA+)
230,000 5.000
08/01/2027
236,493
1,032,428
Wisconsin - 0.6%
Ascension Health RB Ascension Senior Credit Group Series 2016A
(Aa3/AA)
45,000 5.000
11/15/2026
45,049
30,000 5.000
11/15/2027
30,027
Wisconsin Health and Educational Facilities Authority  RB Series
2015 (NR/AA)
170,000 5.000
12/15/2026
170,152
245,228
TOTAL MUNICIPAL BONDS
(Cost $39,323,985)
39,336,439
a
Commercial Paper - 3.2%
Northwestern University
1,000,000 2.500% 09/28/26 999,801

GOLDMAN SACHS ULTRA SHORT MUNICIPAL INCOME ETF
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Principal
Amount
Interest
Rate
Maturity
Date Value
a
Commercial Paper – (continued)
University of Pittsburgh The Commonwealth System of Higher
Education
$ 300,000 2.400% 07/08/26 $ 299,963
1,299,764
TOTAL COMMERCIAL PAPER
(Cost $1,300,000)
1,299,764
a
Mortgage-Backed Securities - 0.9%
(a)(b)(c)
Municipal - 0.9%
Federal Home Loan Mortgage Corp. Multifamily Variable Rate
Certificates Relating to Municipal Services Series 2011-M026
375,000 2.230% 09/15/38 375,000
(Cost $375,000)
TOTAL INVESTMENTS - 103.2%
(Cost $41,598,985)
$ 41,611,122
LIABILITIES IN EXCESS
OF OTHER ASSETS
- (3.2)%
(1,308,083)
NET ASSETS - 100.0%
$ 40,303,039
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)
Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on May 31, 2026.
(b)
Variable Rate Demand Instruments – rate shown is that which is in effect on May 31, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
(c)
Exempt from registration under Rule 144A of the Securities Act of 1933.
Security ratings disclosed, if any, are issued by either S&P Global
Ratings, Moody’s Investor Service or Fitch Ratings and are unaudited.
A brief description of the ratings is available in the Fund’s Statement of
Additional Information.
Investment Abbreviations:
AMT - Alternative Minimum Tax (subject to)
BAM - Build America Mutual Assurance Co.
FHLMC - Insured  by Federal Home Loan Mortgage Corp.
FNMA - Insured by Federal National Mortgage Association
GNMA - Insured by Government National Mortgage
Association
GO - General Obligation
HUD SECT 8 - Hud Section 8
PSF-GTD - Guaranteed by Permanent School Fund
RB - Revenue Bond
SCH BD
GTY
-
School Bond Guaranty
ST AID
WITHHLDG
-
State Aid Withholding
ST
INTERCEPT
-
State Aid Intercept
UPMC - University of Pittsburgh Medical Center

Goldman Sachs Municipal Income ETFs
Schedule of Investments
May 31, 2026 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The Fund’s valuation policy is to value investments at fair value.
Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable
(including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds (“Valuation Procedures”), including investments for which market quotations are not readily available. With respect to the Fund’s investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to rule 2a-5 under the Act (“the Valuation Designee”). GSAM has day-to-day
responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the
Valuation Procedures.
Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:
Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service. The pricing services may use valuation models or matrix pricing, which consider:
(i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or
(ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.
Commercial Paper — Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. Commercial paper consists of direct U.S. dollar-
denominated obligations of domestic or foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets.
Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Money Market Fund”)
are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s shareholder report.

Goldman Sachs Municipal Income ETFs
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.
Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.
Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.
Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker or receivable for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.
Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the last bid price for long positions and the last ask price for short positions on the exchange where they are principally traded. Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy.
Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.
i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security.
Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.
Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Municipal Income ETFs
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
Fair Value Hierarchy — The following is a summary of the Fund’s investments classified in the fair value hierarchy as of May 31,
2026:
For further information regarding security characteristics, see the Schedules of Investments.
Goldman Sachs Dynamic California Municipal Income ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Fixed Income
Municipal Bond $ — $ 169,059,641 $ —
Investment Company 5,624,801 — —
Total
$ 5,624,801 $ 169,059,641 $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Liabilities
Futures Contracts
(a)
$ (15,830) $ — $ —
€ 1.00 € 1.00 € 1.00
Goldman Sachs Dynamic New York Municipal Income ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Fixed Income
Municipal Bond $ — $ 37,236,195 $ —
Investment Company 1,939,995 — —
Total
$ 1,939,995 $ 37,236,195 $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Liabilities
Futures Contracts
(a)
$ (3,575) $ — $ —
€ 1.00 € 1.00 € 1.00
Goldman Sachs Municipal Income ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Fixed Income
Municipal Bond $ — $ 282,409,031 $ —
Investment Company 669,561 — —
Total
$ 669,561 $ 282,409,031 $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Liabilities
Futures Contracts
(a)
$ (20,426) $ — $ —
€ 1.00 € 1.00 € 1.00
Goldman Sachs Ultra Short Municipal Income ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Fixed Income
Mortgage-Backed Securities $ — $ 375,000 $ —
Municipal Bond — 39,336,439 —
Short-Term Investment — 1,899,683 —
Total
$ — $ 41,611,122 $ —
€ 1.00 € 1.00 € 1.00
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Municipal Income ETFs
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
The Fund’s risks include, but are not limited to, the following:
Credit/Default Risk — An issuer could exercise its right to pay principal on an obligation held by the Fund (such as a Mortgage-
Backed Security) earlier than expected. This may happen when there is a decline in interest rates, when credit spreads change, or when an issuer’s credit quality improves. Under these circumstances, the Fund may be unable to recoup all of its initial investment and will also suffer from having to reinvest in lower-yielding securities.
Geographic and Sector Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.
Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. Funds with longer average portfolio durations will generally be more sensitive to changes in interest rates than funds with a shorter average portfolio duration Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of the Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.
Investments in Other Investment Companies Risk — As a shareholder of another investment company, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. In addition, the Fund will be affected by the investment policies, practices and performance of such investment companies in direct proportion to the amount of assets the Fund invests therein.
Large Shareholder Transaction Risk — Certain shareholders, including other funds advised by the Investment Adviser, may from time to time own a substantial amount of the Funds’ Shares. In addition, a third party investor, the Investment Adviser or an affiliate of the Investment Adviser, an authorized participant, a lead market maker, or another entity (i.e., a seed investor) may invest in the
Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. Any such investment may be held for a limited period of time. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Funds, including on the Funds’
liquidity. In addition, transactions by large shareholders may account for a large percentage of the trading volume on (“NYSE Arca,
Inc.”) and may, therefore, have a material upward or downward effect on the market price of the Shares.
Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. To the extent a Fund engages in cash redemptions, then liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Municipal Income ETFs
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests.
Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. Redemptions by large shareholders may have a negative impact on a
Fund’s liquidity.
Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors, governments or countries and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Trading Risk — Each Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may pay more for, or receive less than, the underlying value of the Shares, respectively. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV.
Municipal Securities Risk — Municipal securities are subject to credit/default risk, interest rate risk and certain additional risks. The
Fund may be more sensitive to adverse economic, business, political, environmental or other developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). While interest earned on municipal securities is generally not subject to federal tax, any interest earned on taxable municipal securities is fully taxable at the federal level and may be subject to tax at the state level.
Non-Diversification Risk — The Funds are non-diversified, meaning that they are permitted to invest a larger percentage of their assets in one or more issuers or in fewer issuers than diversified funds. Thus, a Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.
Non-Investment Grade Fixed Income Securities Risk — Non-investment grade fixed income securities and unrated securities of comparable credit quality (commonly known as “junk bonds”) are considered speculative and are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific issuer developments, interest rate sensitivity, negative perceptions of the junk bond markets generally and less liquidity. The Fund may purchase the securities of issuers that are in default.
Seed Investor Risk — GSAM and/or its affiliates may make payments to one or more investors that contribute seed capital to a Fund.
Such payments may continue for a specified period of time and/or until a specified dollar amount is reached. Those payments will be made from the assets of GSAM and/or such affiliates (and not a Fund). Seed investors may contribute cash and/or securities in kind and such seed investment may constitute all or a majority of the assets in a Fund. There is a risk that such seed investors may redeem their investments in the Fund, particularly after payments from GSAM and/or its affiliates have ceased. As with redemptions by other large shareholders, such redemptions could have a significant negative impact on a Fund, including on the Fund’s liquidity and the market price of a Fund’s Shares. The form of a seed investor’s contribution and any redemption activity by a seed investor can affect, including adversely, the tax efficiency of a Fund.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Municipal Income ETFs
Schedule of Investments
(continued)
May 31, 2026 (Unaudited)
State/Territory Specific Risk — The Funds’ investments in municipal obligations of issuers located in a particular state or U.S.
territory may be adversely affected by political, economic and regulatory developments within that state or U.S. territory. Such developments may affect the financial condition of a state’s or territory’s political subdivisions, agencies, instrumentalities and public authorities and heighten the risks associated with investing in bonds issued by such parties, which could, in turn, adversely affect the
Funds’ income, NAV, liquidity, and/or ability to preserve or realize capital appreciation.
Tax Risk — Any proposed or actual changes in income tax rates or the tax-exempt status of interest income from municipal securities can significantly affect the demand for and supply, liquidity and marketability of municipal securities. Such changes may affect the
Fund’s net asset value and ability to acquire and dispose of municipal securities at desirable yield and price levels.
Valuation Risk — The sale price the Fund could receive for a security may differ from the Fund’s valuation of the security, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. The Fund relies on various sources to calculate its NAV. The information may be provided by third parties that are believed to be reliable, but the information may not be accurate due to errors by such pricing sources, technological issues or otherwise. NAV calculation may also be impacted by operational risks arising from factors such as failures in systems and technology.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)